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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for eight of its series, Evergreen Disciplined Small-Mid Value Fund, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Intrinsic Value Fund, Evergreen Large Cap Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, for the six months ended January 31, 2007. These eight series have a July 31 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Disciplined Small-Mid Value Fund

Evergreen

DISCIPLINED SMALL-MID VALUE FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Disciplined Small-Mid Value Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% .

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts.

However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

1

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/14/2005

	Class A	Class I
Class inception date	12/14/2005	12/14/2005

Nasdaq symbol	EDASX	EDISX

6-month return with sales charge	9.16%	N/A

6-month return w/o sales charge	15.85%	16.00%

Average annual return*

1-year with sales charge	9.35%	N/A

1-year w/o sales charge	16.07%	16.34%

Since portfolio inception	12.27%	18.54%

Maximum sales charge	5.75%	N/A
	Front-end

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class I, please go to EvergreenInvestments.com/fundperformance. Class A shares are not available for sale to the public. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A. Class I does not pay a 12b-1 fee.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Disciplined Small-Mid Value Fund Class I shares versus a similar investment in the Russell 2500 Value Index (Russell 2500 Value) and the Consumer Price Index (CPI).

The Russell 2500 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,158.47	$ 6.37
Class I	$ 1,000.00	$ 1,160.01	$ 5.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.31	$ 5.96
Class I	$ 1,000.00	$ 1,020.57	$ 4.69

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.17% for Class A and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2007	Year Ended
CLASS A	(unaudited)	July 31, 2006[1]

Net asset value, beginning of period	$10.44	$10.00

Income from investment operations
Net investment income (loss)	0.09[2]	0.06
Net realized and unrealized gains or losses on investments	1.56	0.38

Total from investment operations	1.65	0.44

Distributions to shareholders from
Net investment income	(0.12)	0
Net realized gains	(0.05)	0

Total distributions to shareholders	(0.17)	0

Net asset value, end of period	$11.92	$10.44

Total return[3]	15.85%	4.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$34	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%[4]	1.11%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.26%[4]	3.38%[4]
Net investment income (loss)	1.55%[4]	0.97%[4]
Portfolio turnover rate	30%	63%

1 For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	January 31, 2007	Year Ended
CLASS I	(unaudited)	July 31, 2006[1]

Net asset value, beginning of period	$10.45	$10.00

Income from investment operations
Net investment income (loss)	0.09[2]	0.07
Net realized and unrealized gains or losses on investments	1.58	0.38

Total from investment operations	1.67	0.45

Distributions to shareholders from
Net investment income	(0.13)	0
Net realized gains	(0.05)	0

Total distributions to shareholders	(0.18)	0

Net asset value, end of period	$11.94	$10.45

Total return	16.00%	4.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,178	$6,665
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[3]	0.93%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.96%[3]	3.20%[3]
Net investment income (loss)	1.67%[3]	1.20%[3]
Portfolio turnover rate	30%	63%

1 For the period from December 14, 2005 (commencement of class operations), to July 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.9%
ArvinMeritor, Inc.	2,803	$53,958
Autoliv, Inc.	421	25,403

		79,361

Hotels, Restaurants & Leisure 2.0%
CBRL Group, Inc.	1,297	60,816
Domino’s Pizza, Inc.	1,911	54,597
IHOP Corp.	1,322	70,331

		185,744

Leisure Equipment & Products 1.3%
K2, Inc.	5,058	61,101
Marvel Entertainment, Inc.	2,112	58,967

		120,068

Media 1.0%
Emmis Communications Corp.	2,299	19,863
Harris Interactive, Inc. *	5,673	29,556
Warner Music Group Corp.	1,804	38,678

		88,097

Multi-line Retail 0.8%
Dillard’s, Inc., Class A	2,264	77,746

Specialty Retail 2.1%
Gymboree Corp. *	879	38,052
Payless ShoeSource, Inc. *	2,590	87,930
Rent-A-Center, Inc. *	2,404	70,822

		196,804

Textiles, Apparel & Luxury Goods 4.5%
Brown Shoe Co., Inc.	1,954	106,200
Kellwood Co.	2,802	91,906
Phillips-Van Heusen Corp.	1,709	94,251
Skechers USA, Inc. *	2,085	73,893
Steven Madden, Ltd.	1,681	49,959

		416,209

CONSUMER STAPLES 4.2%
Beverages 0.9%
Molson Coors Brewing Co., Class B	1,028	83,063

Food & Staples Retailing 1.2%
Longs Drug Stores Corp.	951	40,893
Spartan Stores, Inc.	3,150	74,529

		115,422

Food Products 0.7%
Ralcorp Holdings, Inc. *	1,090	60,321

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Household Products 0.7%
Energizer Holdings, Inc. *	745	$ 63,496

Tobacco 0.7%
Universal Corp.	1,407	68,000

ENERGY 3.9%
Energy Equipment & Services 2.1%
Compagnie Generale de Geophysique-Veritas, ADR	754	29,933
Helmerich & Payne, Inc.	2,200	59,026
SEACOR Holdings, Inc.	548	55,474
Tidewater, Inc.	1,048	54,045

		198,478

Oil, Gas & Consumable Fuels 1.8%
Tesoro Corp.	1,145	94,337
USEC, Inc.	5,090	69,020

		163,357

FINANCIALS 29.9%
Capital Markets 0.8%
Knight Capital Group, Inc., Class A *	3,898	70,437

Commercial Banks 2.5%
Community Trust Bancorp, Inc.	1,365	53,371
Independent Bank Corp.	2,159	47,649
Irwin Financial Corp.	3,567	77,868
Taylor Capital Group, Inc.	1,433	54,411

		233,299

Consumer Finance 2.0%
Advanta Corp., Class B	1,110	51,515
Cash America International, Inc.	2,064	88,153
CompuCredit Corp. *	1,317	46,609

		186,277

Diversified Financial Services 0.5%
Marlin Business Services Corp. *	2,053	48,102

Insurance 5.7%
American Physicians Capital, Inc.	1,650	63,855
Infinity Property & Casualty Corp.	1,230	58,843
LandAmerica Financial Group, Inc.	1,064	67,096
Ohio Casualty Corp.	1,695	50,070
Reinsurance Group of America, Inc.	1,196	69,548
Safety Insurance Group, Inc.	1,229	60,024
TransAtlantic Holdings, Inc.	780	48,976
Universal American Financial Corp.	2,886	101,934

		520,346

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 10.6%
American Home Mortgage Investment Corp.	2,185	$76,344
Anthracite Capital, Inc.	3,516	48,064
Arbor Realty Trust, Inc.	2,681	85,551
Capital Trust, Inc.	1,811	89,826
Deerfield Triarc Capital Corp.	5,105	85,253
Health Care Property Investors, Inc.	2,147	88,564
HRPT Properties Trust	3,974	51,741
IMPAC Mortgage Holdings, Inc.	3,569	30,765
Lexington Realty Trust	3,078	65,500
LTC Properties, Inc.	2,152	60,686
National Retail Properties, Inc.	3,013	71,559
Newcastle Investment Corp.	2,356	76,381
Redwood Trust, Inc.	1,634	103,857
Winston Hotels, Inc.	3,123	43,503

		977,594

Thrifts & Mortgage Finance 7.8%
BankUnited Financial Corp.	2,205	60,836
BFC Financial Corp., Class A	6,418	39,984
Corus Bankshares, Inc. (p)	3,172	67,564
Downey Financial Corp.	991	70,896
FirstFed Financial Corp. *	1,347	92,876
Fremont General Corp.	3,974	54,046
IndyMac Bancorp, Inc.	1,975	76,808
ITLA Capital Corp.	1,428	86,751
PMI Group, Inc.	2,094	100,135
Radian Group, Inc.	1,174	70,698

		720,594

HEALTH CARE 6.4%
Biotechnology 1.4%
Applera Corp. - Celera Genomics Group *	3,873	61,426
Savient Pharmaceuticals, Inc. *	4,683	69,917

		131,343

Health Care Equipment & Supplies 1.5%
Datascope Corp.	1,075	39,710
Zoll Medical Corp. *	1,644	103,112

		142,822

Health Care Providers & Services 0.9%
AMERIGROUP Corp. *	1,321	47,900
Health Net, Inc. *	644	31,369

		79,269

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc. *	1,021	87,847

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 1.6%
Alpharma, Inc.	2,275	$62,676
King Pharmaceuticals, Inc. *	4,907	87,639

		150,315

INDUSTRIALS 10.7%
Aerospace & Defense 0.9%
Sypris Solutions, Inc.	5,360	33,714
Triumph Group, Inc.	868	48,782

		82,496

Commercial Services & Supplies 1.4%
Bowne & Co.	2,792	41,992
CBIZ, Inc. *	5,947	39,845
Spherion Corp. *	5,480	45,100

		126,937

Construction & Engineering 0.8%
EMCOR Group, Inc.	1,328	76,254

Electrical Equipment 1.8%
Belden CDT, Inc.	2,278	98,524
Regal-Beloit Corp.	1,301	65,466

		163,990

Machinery 3.9%
FreightCar America, Inc.	817	47,476
Mueller Industries, Inc.	935	30,453
SPX Corp.	1,725	121,078
Terex Corp. *	1,699	96,656
Valmont Industries, Inc.	1,131	62,736

		358,399

Road & Rail 1.9%
Laidlaw International, Inc.	3,219	95,636
Ryder System, Inc.	1,439	78,483

		174,119

INFORMATION TECHNOLOGY 10.0%
Communications Equipment 1.3%
Inter-Tel, Inc.	2,173	49,175
Polycom, Inc. *	2,039	68,551

		117,726

Computers & Peripherals 0.7%
Brocade Communications Systems, Inc. *	7,281	62,471

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 2.7%
Avnet, Inc. *	2,159	$67,037
AVX Corp.	3,809	55,040
Newport Corp.	3,046	60,798
Tech Data Corp. *	1,658	61,578

		244,453

Internet Software & Services 0.4%
SonicWALL, Inc. *	4,328	36,485

IT Services 1.0%
BISYS Group, Inc.	3,771	48,156
Covansys Corp.	2,166	48,886

		97,042

Semiconductors & Semiconductor Equipment 2.2%
Applied Micro Circuits Corp.	16,901	58,140
Intersil Corp., Class A	1,745	41,112
LSI Logic Corp. *	4,679	43,983
Silicon Storage Technology, Inc. *	6,887	34,297
Zoran Corp. *	1,955	27,311

		204,843

Software 1.7%
Fair Isaac Corp.	1,062	42,289
Macrovision Corp.	1,476	36,502
Mentor Graphics Corp. *	1,759	32,717
Sybase, Inc. *	1,673	43,314

		154,822

MATERIALS 6.5%
Chemicals 2.8%
H.B. Fuller Co.	1,751	45,298
Lubrizol Corp.	1,620	83,462
PolyOne Corp. *	7,172	52,571
Spartech Corp.	2,801	78,484

		259,815

Containers & Packaging 2.2%
Myers Industries, Inc.	2,656	45,736
Pactiv Corp. *	2,616	84,863
Temple-Inland, Inc.	1,444	72,114

		202,713

Metals & Mining 1.5%
Carpenter Technology Corp.	729	85,366
Quanex Corp.	1,401	54,905

		140,271

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.1%
CenturyTel, Inc.	2,317	$103,894

Wireless Telecommunication Services 0.7%
Telephone & Data Systems, Inc.	1,101	61,601

UTILITIES 8.9%
Electric Utilities 3.6%
CMS Energy Corp.	4,637	77,391
Great Plains Energy, Inc.	1,745	54,671
Pepco Holdings, Inc.	3,126	79,963
UniSource Energy Corp.	1,794	67,311
Westar Energy, Inc.	2,078	55,192

		334,528

Gas Utilities 1.2%
Laclede Group, Inc.	1,231	39,983
UGI Corp.	2,412	66,113

		106,096

Multi-Utilities 4.1%
Alliant Energy Corp.	2,259	82,115
Black Hills Corp.	901	33,400
CenterPoint Energy, Inc.	7,078	122,166
NSTAR	1,937	64,696
OGE Energy Corp.	1,865	72,213

		374,590

Total Common Stocks (cost $7,619,523)		8,747,956

EXCHANGE TRADED FUNDS 4.6%
iShares Russell 2000 Value Index Fund	2,456	199,427
iShares Russell Midcap Value Index Fund	1,465	221,362

Total Exchange Traded Funds (cost $410,105)		420,789

SHORT-TERM INVESTMENTS 1.1%
MUTUAL FUND SHARES 1.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% (pp) q	66,000	66,000
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	35,205	35,205

Total Short-Term Investments (cost $101,205)		101,205

Total Investments (cost $8,130,833) 100.6%		9,269,950
Other Assets and Liabilities (0.6%)		(57,980)

Net Assets 100.0%		$9,211,970

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Financials	30.0%
Consumer Discretionary	12.7%
Industrials	11.2%
Information Technology	9.5%
Utilities	8.9%
Materials	6.6%
Health Care	6.5%
Consumer Staples	4.3%
Energy	3.9%
Telecommunication Services	1.8%
Other	4.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $8,095,628) including $63,900 of securities loaned	$9,234,745
Investments in affiliated money market fund, at value (cost $35,205)	35,205

Total investments	9,269,950
Receivable for Fund shares sold	5,831
Dividends receivable	6,395
Receivable for securities lending income	144
Receivable from investment advisor	134
Prepaid expenses and other assets	13,782

Total assets	9,296,236

Liabilities
Payable for securities on loan	66,000
Due to related parties	383
Accrued expenses and other liabilities	17,883

Total liabilities	84,266

Net assets	$9,211,970

Net assets represented by
Paid-in capital	$7,949,651
Undistributed net investment income	16,219
Accumulated net realized gains on investments	106,983
Net unrealized gains on investments	1,139,117

Total net assets	$9,211,970

Net assets consists of
Class A	$34,166
Class I	9,177,804

Total net assets	$9,211,970

Shares outstanding (unlimited number of shares authorized)
Class A	2,867
Class I	768,469

Net asset value per share
Class A	$11.92
Class A — Offering price (based on sales charge of 5.75%)	$12.65
Class I	$11.94

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends	$99,194
Income from affiliate	3,095
Securities lending	1,130

Total investment income	103,419

Expenses
Advisory fee	27,907
Distribution Plan expenses	30
Administrative services fee	3,971
Transfer agent fees	40
Trustees’ fees and expenses	408
Printing and postage expenses	7,713
Custodian and accounting fees	5,980
Registration and filing fees	21,897
Professional fees	9,868
Other	618

Total expenses	78,432
Less: Expense reductions	(72)
Fee waivers and expense reimbursements	(41,657)

Net expenses	36,703

Net investment income	66,716

Net realized and unrealized gains or losses on investments
Net realized gains on investments	142,916
Net change in unrealized gains or losses on investments	977,784

Net realized and unrealized gains or losses on investments	1,120,700

Net increase in net assets resulting from operations	$1,187,416

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006 (a)

Operations
Net investment income		$66,716		$42,800
Net realized gains on investments		142,916		589
Net change in unrealized gains or
losses on investments		977,784		161,333

Net increase in net assets
resulting from operations		1,187,416		204,722

Distributions to shareholders from
Net investment income
Class A		(337)		0
Class I		(92,917)		0
Net realized gains
Class A		(145)		0
Class I		(36,420)		0

Total distributions to shareholders		(129,819)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,727	29,691	100	1,000
Class I	136,482	1,523,203	642,560	6,511,609

		1,552,894		6,512,609

Net asset value of shares issued in
reinvestment of distributions
Class A	40	464	0	0
Class I	93	1,084	0	0

		1,548		0

Payment for shares redeemed
Class I	(5,808)	(66,139)	(4,858)	(51,261)

Net increase in net assets resulting
from capital share transactions		1,488,303		6,461,348

Total increase in net assets		2,545,900		6,666,070
Net assets
Beginning of period		6,666,070		0

End of period		$9,211,970		$6,666,070

Undistributed net investment income		$16,219		$42,757

(a) For the period from December 14, 2005 (commencement of operations), to July 31, 2006.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Disciplined Small-Mid Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class A shares are currently not available for sale to the public. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class A shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2007, EIMC contractually waived its advisory fee in the amount of $27,907 and reimbursed other expenses in the amount of $13,745. In addition, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $5.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class A shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $3,827,017 and $2,391,741, respectively, for the six months ended January 31, 2007.

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the value of collateral amounted to $63,900 and $66,000, respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $8,132,574. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,322,367 and $184,991, respectively, with a net unrealized appreciation of $1,137,376.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. Effective July 3, 2006, the Fund was eligible to participate in the $100 million credit facility. All of the participating funds are charged an annual

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

commitment fee of 0.08% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Disciplined Small-Mid Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of

24

ADDITIONAL INFORMATION (unaudited) continued

the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for serv-

25

ADDITIONAL INFORMATION (unaudited) continued

ices provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific

26

ADDITIONAL INFORMATION (unaudited) continued

fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. In the case of the Fund, the Trustees noted that the Fund had recently commenced operations and so had only a limited operating history.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees also noted EIMC’s commitment to extend the Fund’s expense cap for an additional year. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

575707 rv1 3/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575707 rv1  3/2007

Evergreen Disciplined Value Fund

Evergreen

DISCIPLINED VALUE FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Disciplined Value Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% .

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts.

However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

1

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/8/1992

	Class A	Class B	Class C	Class I
Class inception date	3/18/2005	3/18/2005	3/18/2005	5/8/1992

Nasdaq symbol	EDSAX	EDSBX	EDSCX	EDSIX

6-month return with sales charge	7.00%	8.02%	11.98%	N/A

6-month return w/o sales charge	13.50%	13.02%	12.98%	13.61%

Average annual return*

1-year with sales charge	10.79%	11.63%	15.56%	N/A

1-year w/o sales charge	17.58%	16.63%	16.56%	17.77%

5-year	8.39%	9.08%	9.33%	9.74%

10-year	8.93%	9.41%	9.40%	9.60%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 3/21/2005 is based on the fund’s predecessor fund, SouthTrust Value Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and the fund’s predecessor fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect without which, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Disciplined Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,135.04	$ 5.60
Class B	$ 1,000.00	$ 1,130.22	$ 9.61
Class C	$ 1,000.00	$ 1,129.75	$ 9.61
Class I	$ 1,000.00	$ 1,136.10	$ 4.25
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.96	$ 5.30
Class B	$ 1,000.00	$ 1,016.18	$ 9.10
Class C	$ 1,000.00	$ 1,016.18	$ 9.10
Class I	$ 1,000.00	$ 1,021.22	$ 4.02

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.04% for Class A, 1.79% for Class B, 1.79% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007			Year Ended
CLASS A	(unaudited)	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$16.62	$ 15.82	$16.96	$17.35

Income from investment operations
Net investment income (loss)	0.15	0.22	0.05	0.01
Net realized and unrealized gains or losses on investments	2.06	1.22	1.08	(0.36)

Total from investment operations	2.21	1.44	1.13	(0.35)

Distributions to shareholders from
Net investment income	(0.19)	(0.19)	(0.04)	(0.04)
Net realized gains	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(0.72)	(0.64)	(2.27)	(0.04)

Net asset value, end of period	$18.11	$ 16.62	$15.82	$16.96

Total return[3]	13.50%	9.44%	7.76%	(2.01%)

Ratios and supplemental data
Net assets, end of period (thousands)	$16,119	$13,428	$1,617	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%[4]	1.15%	1.26%[4]	1.11%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.04%[4]	1.17%	1.26%[4]	1.11%[4]
Net investment income (loss)	1.73%[4]	1.14%	0.74%[4]	0.58%[4]
Portfolio turnover rate	27%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007			Year Ended
CLASS B	(unaudited)	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$16.55	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.08[3]	0.10	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	2.04	1.22	1.06	(0.34)

Total from investment operations	2.12	1.32	1.07	(0.34)

Distributions to shareholders from
Net investment income	(0.12)	(0.11)	(0.02)	(0.04)
Net realized gains	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(0.65)	(0.56)	(2.25)	(0.04)

Net asset value, end of period	$18.02	$16.55	$15.79	$16.97

Total return[4]	13.02%	8.64%	7.35%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$6,419	$5,070	$ 121	$5
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[5]	1.89%	2.00%[5]	1.82%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%[5]	1.91%	2.00%[5]	1.82%[5]
Net investment income (loss)	0.97%[5]	0.47%	0.16%[5]	0.10%[5]
Portfolio turnover rate	27%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding for the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007			Year Ended
CLASS C	(unaudited)	2006	2005[1]	April 30, 2005[2]

Net asset value, beginning of period	$16.53	$15.79	$16.97	$17.35

Income from investment operations
Net investment income (loss)	0.08	0.12	0[3]	0
Net realized and unrealized gains or losses on investments	2.03	1.18	1.08	(0.34)

Total from investment operations	2.11	1.30	1.08	(0.34)

Distributions to shareholders from
Net investment income	(0.12)	(0.11)	(0.03)	(0.04)
Net realized gains	(0.53)	(0.45)	(2.23)	0

Total distributions to shareholders	(0.65)	(0.56)	(2.26)	(0.04)

Net asset value, end of period	$17.99	$16.53	$15.79	$16.97

Total return[4]	12.98%	8.54%	7.37%	(1.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,536	$1,617	$ 144	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[5]	1.88%	2.16%[5]	1.85%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%[5]	1.90%	2.16%[5]	1.85%[5]
Net investment income (loss)	0.97%[5]	0.53%	(0.09%)[5]	(0.16%)[5]
Portfolio turnover rate	27%	55%	15%	54%

1 For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.

2 For the period from March 18, 2005 (commencement of class operations), to April 30, 2005.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,		Year Ended April 30,
	January 31, 2007
CLASS I	(unaudited)	2006	2005[1]	2005[2]	2004[2]	2003[2]	2002[2]

Net asset value, beginning of period	$16.59	$ 15.81	$ 16.97	$ 16.14	$ 12.30	$ 15.29	$ 17.04

Income from investment operations
Net investment income (loss)	0.17	0.24	0.05	0.12	0.08	0.09	0.08
Net realized and unrealized gains or losses on
investments	2.05	1.23	1.07	1.84[3]	3.83	(2.93)	(1.45)

Total from investment operations	2.22	1.47	1.12	1.96	3.91	(2.84)	(1.37)

Distributions to shareholders from
Net investment income	(0.21)	(0.24)	(0.05)	(0.12)	(0.07)	(0.09)	(0.07)
Net realized gains	(0.53)	(0.45)	(2.23)	(1.01)	0	(0.06)	(0.31)

Total distributions to shareholders	(0.74)	(0.69)	(2.28)	(1.13)	(0.07)	(0.15)	(0.38)

Net asset value, end of period	$18.07	$ 16.59	$ 15.81	$ 16.97	$ 16.14	$ 12.30	$ 15.29

Total return	13.61%	9.66%	7.65%	12.10%	31.87%[4]	(18.50%)[4]	(8.04%)[4]

Ratios and supplemental data
Net assets, end of period (thousands)	$633,021	$673,865	$157,238	$157,107	$313,929	$250,385	$325,965
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%[5]	0.88%	0.91%[5]	0.99%	0.99%	0.99%	0.98%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%[5]	0.90%	0.91%[5]	1.20%	1.19%	1.19%	1.18%
Net investment income (loss)	2.00%[5]	1.45%	1.34%[5]	0.64%	0.54%	0.74%	0.49%
Portfolio turnover rate	27%	55%	15%	54%	33%	37%	43%

[1] For the three months ended July 31, 2005. The Fund changed its fiscal year end from April 30 to July 31, effective July 31, 2005.
[2] Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust Value Fund (“SouthTrust Fund”).
SouthTrust Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to
March 21, 20 05 are those of SouthTrust Fund.
[3] The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding any sales charges applicable to SouthTrust Fund
[5] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 8.4%
Hotels, Restaurants & Leisure 1.2%
Brinker International, Inc.	131,676	$4,154,378
Darden Restaurants, Inc.	86,845	3,399,113

		7,553,491

Leisure Equipment & Products 0.6%
Hasbro, Inc.	149,183	4,236,797

Media 5.0%
DIRECTV Group, Inc. *	199,080	4,855,561
Meredith Corp.	56,517	3,332,242
Omnicom Group, Inc.	50,128	5,273,466
Time Warner, Inc.	488,102	10,674,791
Walt Disney Co.	248,021	8,722,899

		32,858,959

Multi-line Retail 1.2%
J.C. Penney Co., Inc.	55,704	4,525,393
Nordstrom, Inc.	59,676	3,324,550

		7,849,943

Textiles, Apparel & Luxury Goods 0.4%
Nike, Inc., Class B	25,750	2,549,278

CONSUMER STAPLES 8.7%
Beverages 1.6%
Coca-Cola Enterprises, Inc.	275,137	5,645,811
Molson Coors Brewing Co., Class B	60,230	4,866,584

		10,512,395

Food & Staples Retailing 2.1%
Kroger Co.	314,469	8,050,406
Safeway, Inc.	169,786	6,117,390

		14,167,796

Food Products 0.8%
Archer Daniels Midland Co.	166,602	5,331,264

Household Products 1.8%
Energizer Holdings, Inc. *	51,334	4,375,197
Procter & Gamble Co.	116,731	7,572,340

		11,947,537

Tobacco 2.4%
Altria Group, Inc.	102,495	8,957,038
Reynolds American, Inc.	101,797	6,565,906

		15,522,944

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 13.0%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	123,920	$3,324,773
Nabors Industries, Ltd. *	126,799	3,839,474

		7,164,247

Oil, Gas & Consumable Fuels 11.9%
Chevron Corp.	247,962	18,071,471
ConocoPhillips	214,844	14,267,790
Exxon Mobil Corp.	433,860	32,149,026
Marathon Oil Corp.	85,414	7,716,301
Valero Energy Corp.	117,861	6,397,495

		78,602,083

FINANCIALS 32.1%
Capital Markets 4.9%
Bear Stearns Cos. (p)	49,843	8,216,619
Goldman Sachs Group, Inc.	42,015	8,913,902
Lehman Brothers Holdings, Inc.	120,035	9,871,679
Merrill Lynch & Co., Inc.	57,713	5,399,628

		32,401,828

Commercial Banks 2.3%
U.S. Bancorp	163,229	5,810,952
Wells Fargo & Co.	257,832	9,261,326

		15,072,278

Diversified Financial Services 11.5%
Bank of America Corp.	354,756	18,653,070
CIT Group, Inc.	148,816	8,774,191
Citigroup, Inc.	505,481	27,867,168
JPMorgan Chase & Co.	398,404	20,290,716

		75,585,145

Insurance 7.2%
ACE, Ltd.	99,036	5,722,300
Allstate Corp.	152,722	9,187,756
American International Group, Inc.	69,757	4,774,867
Chubb Corp.	86,251	4,488,502
Hartford Financial Services Group, Inc.	68,019	6,455,683
MetLife, Inc.	42,049	2,612,084
SAFECO Corp.	86,326	5,525,727
St. Paul Travelers Companies, Inc.	175,694	8,934,040

		47,700,959

Real Estate Investment Trusts 2.4%
Hospitality Properties Trust	30,865	1,509,107
HRPT Properties Trust	432,009	5,624,757

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts continued
ProLogis	72,226	$4,694,690
Simon Property Group, Inc.	34,200	3,912,138

		15,740,692

Thrifts & Mortgage Finance 3.8%
Countrywide Financial Corp.	114,526	4,979,590
Freddie Mac	121,531	7,891,008
IndyMac Bancorp, Inc. (p)	153,615	5,974,087
MGIC Investment Corp.	95,087	5,868,770

		24,713,455

HEALTH CARE 8.3%
Biotechnology 0.6%
Biogen Idec, Inc. *	83,214	4,022,565

Health Care Providers & Services 1.9%
CIGNA Corp.	48,119	6,370,955
McKesson Corp.	102,796	5,730,877

		12,101,832

Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc. *	91,059	4,357,173

Pharmaceuticals 5.1%
Johnson & Johnson	30,963	2,068,328
Merck & Co., Inc.	125,110	5,598,673
Pfizer, Inc.	723,367	18,981,150
Watson Pharmaceuticals, Inc. *	164,233	4,470,422
Wyeth	54,477	2,691,709

		33,810,282

INDUSTRIALS 7.0%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	94,833	6,727,453

Commercial Services & Supplies 1.0%
Manpower, Inc.	89,113	6,499,011

Industrial Conglomerates 0.8%
General Electric Co.	142,843	5,149,490

Machinery 2.7%
Caterpillar, Inc.	93,447	5,987,149
Cummins, Inc.	40,621	5,465,962
Paccar, Inc. (p)	99,720	6,668,277

		18,121,388

Road & Rail 1.5%
CSX Corp.	114,272	4,204,067
Ryder System, Inc.	100,826	5,499,050

		9,703,117

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 4.5%
Computers & Peripherals 2.5%
Hewlett-Packard Co.	169,382	$7,330,853
International Business Machines Corp.	56,921	5,643,717
Lexmark International, Inc., Class A *	51,664	3,256,382

		16,230,952

IT Services 1.1%
Computer Sciences Corp. *	45,922	2,409,068
Fiserv, Inc. *	92,652	4,870,716

		7,279,784

Office Electronics 0.4%
Xerox Corp. *	149,838	2,577,213

Semiconductors & Semiconductor Equipment 0.2%
LSI Logic Corp. * (p)	134,358	1,262,965

Software 0.3%
Cadence Design Systems, Inc. *	106,784	2,018,218

MATERIALS 3.8%
Chemicals 1.3%
Ashland, Inc.	61,646	4,287,479
Lyondell Chemical Co.	124,800	3,946,176

		8,233,655

Metals & Mining 1.7%
Phelps Dodge Corp.	44,868	5,545,685
United States Steel Corp.	68,547	5,722,989

		11,268,674

Paper & Forest Products 0.8%
International Paper Co.	150,952	5,087,082

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 6.1%
AT&T, Inc.	489,376	18,415,219
CenturyTel, Inc.	99,504	4,461,759
Qwest Communications International, Inc. * (p)	329,471	2,685,189
Verizon Communications, Inc.	380,638	14,662,176

		40,224,343

UTILITIES 6.5%
Electric Utilities 1.7%
American Electric Power Co., Inc.	106,651	4,642,518
FirstEnergy Corp.	109,700	6,508,501

		11,151,019

Gas Utilities 0.5%
UGI Corp.	110,241	3,021,706

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.8%
TXU Corp.	99,831	$5,398,860

Multi-Utilities 3.5%
CenterPoint Energy, Inc. (p)	326,455	5,634,613
CMS Energy Corp. *	186,236	3,108,279
OGE Energy Corp.	14,099	544,893
PG&E Corp.	157,002	7,328,853
Xcel Energy, Inc.	287,999	6,719,017

		23,335,655

Total Common Stocks (cost $523,852,837)		647,093,528

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.8%
REPURCHASE AGREEMENTS (v) 3.8%
Barclays plc., 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value
$6,000,893 (1) (pp)	$ 6,000,000	6,000,000
Dresdner Kleinwort Wasserstein, 5.36%, dated 01/31/2007, maturing 02/01/2007,
maturity value $9,001,340 (2) (pp)	9,000,000	9,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 01/31/2007, maturing 02/01/2007,
maturity value $1,000,149 (3) (pp)	1,000,000	1,000,000
Nomura Securities, 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity
value $9,001,340 (4) (pp)	9,000,000	9,000,000

		25,000,000

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 5.01%, 04/05/2007 † ƒ	1,000,000	991,425

	Shares	Value

MUTUAL FUND SHARES 0.9%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q (pp)	2,577,310	2,577,310
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	3,199,677	3,199,677

		5,776,987

Total Short-Term Investments (cost $31,768,412)		31,768,412

Total Investments (cost $555,621,249) 103.2%		678,861,940
Other Assets and Liabilities (3.2%)		(20,767,782)

Net Assets 100.0%		$658,094,158

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
†	Rate shown represents the yield to maturity at date of purchase.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(v)	Collateralized by:
	(1)	$447,839 Rohm & Haas Co., 7.85%, 7/15/2029, value including accrued interest is $527,374; $5,986,917
Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR15, Class 1A, FRN, 5.72%, 11/25/2046, value including accrued interest is $5,592,626.
	(2)	$1,980,000 Lightpoint CLO, Ltd., Ser. 2004-1A, Class X, 5.25%, 2/15/2014, value including accrued interest is
$1,346,909; $472,950 Long Hill, Ltd., Ser. 2006-1A, Class A2, FRN, 6.01%, 10/7/2045, value including accrued interest is $477,997; $1,305,000 Manasquan CDO, Ltd., Ser. 2005-1A, Class A2L, FRN, 6.11%, 12/30/2045, value including accrued interest is $1,306,419; $1,800,000 Marathon Financing BV, Ser. 2006-1A, Class C1, FRN, 6.49%,
10/5/2026, value including accrued interest is $1,804,969; $873,090 Merrill Lynch Mtge. Investors Trust, Ser. 2005-
SL2, Class M1, FRN, 5.92%, 12/25/2035, value including accrued interest is $874,510; $1,800,000 New Century
Home Equity Loan Trust, Ser. 2004-3, Class M2, FRN, 5.97%, 11/25/2034, value including accrued interest is
$1,811,237; $540,000 Nob Hill CLO, Ltd., Ser. 2006-1A, Class B, FRN, 5.86, 8/15/2018, value including accrued interest is $546,720; $1,004,400 Park Place Securities, Inc., Ser. 2004-WWF1, Class M1, 5.95%, 1/25/2034, value including accrued interest is $1,011,400.
	(3)	$160,128 ASIF Global Financing, 3.90%, 10/22/2008, value including accrued interest is $158,040; $468,450
FNMA, 4.50%, 8/1/2035, value including accrued interest is $402,809; $539,494 FNMA, 4.50%, 9/1/2035, value including accrued interest is $459,186.
	(4)	$1,405,800 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, FRN, 6.14%, 9/20/2046, value including accrued interest is $1,253,327; $407,520 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%,
9/20/2046, value including accrued interest is $387,452; $720,000 Credit Suisse First Boston Mtge. Securities
Corp., Ser. 2001-26, Class DB1, FRN, 7.49%, 11/25/2031, value including accrued interest is $264,400; $326,204
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $259,213; $395,820 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, FRN, 6.50%, 6/25/2036,
value including accrued interest is $352,086; $448,380 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%,
4/25/2036, value including accrued interest is $349,511; $1,125,000 Harborview Mtge. Loan Trust, Ser. 2005-16,
Class 2A1B, FRN, 5.65%, 1/19/2036, value including accrued interest is $627,592; $530,910 Merrill Lynch Mtge.
Investors Trust, Ser. 2006-A3, Class 4A2, FRN, 6.25%, 5/25/2036, value including accrued interest is $505,195;
$589,776 Residential Accredit Loans, Inc., Ser. 2006-Q01, Class 3A1, FRN, 5.59%, 2/25/2046, value including accrued interest is $506,123; $118,358 Residential Asset Securitization Trust, Ser. 2006-A8, Class 2A8, 6.50%,
8/25/2036, value including accrued interest is $119,365; $194,310 Structured Adjustable Rate Mtge. Loan Trust,
Ser. 2006-10, Class 3A4, FRN, 6.53%, 11/25/2036, value including accrued interest is $195,782; $5,757,390
Taylor, Bean & Whitaker Mtge. Backed Pass Through Cert., Ser. 2006-2, Class 2A1, 6.50%, 7/25/2036, value including accrued interest is $4,033,664; $405,000 Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR5,
Class 4A1B, FRN, 5.60%, 7/25/2046, value including accrued interest is $326,290.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Notes

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Financials	32.7%
Energy	13.3%
Consumer Staples	8.9%
Consumer Discretionary	8.5%
Health Care	8.4%
Industrials	7.3%
Utilities	6.6%
Telecommunication Services	6.2%
Information Technology	4.3%
Materials	3.8%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $552,421,572) including $26,537,175 of
securities loaned	$675,662,263
Investments in affiliated money market fund, at value (cost $3,199,677)	3,199,677

Total investments	678,861,940
Receivable for securities sold	18,215,185
Receivable for Fund shares sold	215,977
Dividends and interest receivable	602,413
Receivable for securities lending income	5,328
Prepaid expenses and other assets	20,551

Total assets	697,921,394

Liabilities
Payable for securities purchased	7,719,700
Payable for Fund shares redeemed	4,460,288
Payable for securities on loan	27,577,310
Payable for daily variation margin on open futures contracts	4,398
Advisory fee payable	11,202
Distribution Plan expenses payable	351
Due to other related parties	4,969
Accrued expenses and other liabilities	49,018

Total liabilities	39,827,236

Net assets	$658,094,158

Net assets represented by
Paid-in capital	$519,045,907
Overdistributed net investment income	(873,189)
Accumulated net realized gains on investments	16,677,295
Net unrealized gains on investments	123,244,145

Total net assets	$658,094,158

Net assets consists of
Class A	$16,118,958
Class B	6,418,799
Class C	2,535,862
Class I	633,020,539

Total net assets	$658,094,158

Shares outstanding (unlimited number of shares authorized)
Class A	890,253
Class B	356,139
Class C	140,956
Class I	35,026,264

Net asset value per share
Class A	$18.11
Class A — Offering price (based on sales charge of 5.75%)	$19.21
Class B	$18.02
Class C	$17.99
Class I	$18.07

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends	$9,458,937
Income from affiliate	171,960
Interest income	24,529
Securities lending	17,296

Total investment income	9,672,722

Expenses
Advisory fee	2,153,422
Distribution Plan expenses
Class A	18,631
Class B	28,603
Class C	11,019
Administrative services fee	345,958
Transfer agent fees	60,680
Trustees’ fees and expenses	5,076
Printing and postage expenses	18,911
Custodian and accounting fees	88,484
Registration and filing fees	34,185
Professional fees	16,610
Other	3,571

Total expenses	2,785,150
Less: Expense reductions	(6,046)

Net expenses	2,779,104

Net investment income	6,893,618

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	34,090,443
Futures contracts	885,402

Net realized gains on investments	34,975,845
Net change in unrealized gains or losses on investments	46,435,128

Net realized and unrealized gains or losses on investments	81,410,973

Net increase in net assets resulting from operations	$88,304,591

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006

Operations
Net investment income		$6,893,618		$3,422,181
Net realized gains on investments		34,975,845		9,264,158
Net change in unrealized gains or losses
on investments		46,435,128		22,697,065

Net increase in net assets resulting from
operations		88,304,591		35,383,404

Distributions to shareholders from
Net investment income
Class A		(161,237)		(34,897)
Class B		(41,049)		(11,040)
Class C		(17,591)		(3,127)
Class I		(8,134,216)		(2,861,448)
Net realized gains
Class A		(447,831)		(58,368)
Class B		(170,488)		(35,875)
Class C		(68,598)		(11,724)
Class I		(20,286,301)		(4,210,711)

Total distributions to shareholders		(29,327,311)		(7,227,190)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	212,403	3,688,305	281,554	4,517,880
Class B	95,971	1,666,413	188,968	3,005,549
Class C	47,029	800,768	44,599	703,193
Class I	1,714,091	29,798,539	7,102,053	114,617,809

		35,954,025		122,844,431

Net asset value of shares issued in
reinvestment of distributions
Class A	30,125	523,541	5,839	91,327
Class B	10,321	178,525	2,470	38,294
Class C	3,854	66,623	789	12,212
Class I	669,082	11,603,206	334,233	5,229,928

		12,371,895		5,371,761

Automatic conversion of Class B shares
to Class A shares
Class A	11,136	194,438	3,076	49,242
Class B	(11,188)	(194,438)	(3,089)	(49,242)

		0		0

Payment for shares redeemed
Class A	(171,349)	(2,985,112)	(59,814)	(962,836)
Class B	(45,317)	(790,052)	(23,950)	(384,384)
Class C	(7,785)	(135,867)	(69,800)	(1,132,343)
Class I	(7,974,584)	(139,277,293)	(3,972,329)	(63,313,978)

		(143,188,324)		(65,793,541)

Net asset value of shares issued in
acquisition
Class A	0	0	475,018	7,578,121
Class B	0	0	134,291	2,134,806
Class C	0	0	113,158	1,796,904
Class I	0	0	27,206,987	432,770,621

		0		444,280,452

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2007	Year Ended
	(unaudited)	July 31, 2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$(94,862,404)	$506,703,103

Total increase (decrease) in net assets	(35,885,124)	534,859,317
Net assets
Beginning of period	693,979,282	159,119,965

End of period	$658,094,158	$693,979,282

Undistributed (overdistributed) net
investment income	$(873,189)	$587,286

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Disciplined Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2007, EIS received $2,174 from the sale of Class A shares and $1,562 and $17 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on June 23, 2006 , the Fund acquired the net assets of Evergreen Strategic Value Fund (“Strategic Value Fund”) in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C, Class I and Class IS shareholders of Strategic Value Fund at an exchange ratio of 1.30, 1.30, 1.30, 1.31 and 1.30 for Class A, Class B, Class C, Class I and Class A shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $34,714,807. The aggregate net assets of the Fund and Strategic Value Fund immediately prior to the acquisition were $226,684,974 and $444,280,452, respectively. The aggregate net assets of the Fund immediately after the acquisition were $670,965,426.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $157,906,357 and $279,952,126, respectively, for the six months ended January 31, 2007.

At January 31, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial	Value at
		Contract	January 31,	Unrealized
Expiration	Contracts	Amount	2007	Gain

March 2007	8 S&P 500 Index	$2,882,546	$2,886,000	$ 3,454

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the value of collateral amounted to $26,537,175 and $27,577,310, respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $555,622,990. The gross unrealized appreciation and depreciation on securities based on tax cost was $127,236,137 and $3,997,187, respectively, with a net unrealized appreciation of $123,238,950.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended January 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT DISTRIBUTIONS

On March 15, 2007, the Fund declared distributions from net investment income to shareholders of record on March 14, 2007. The per share amounts payable on March 16, 2007 were as follows:

Net
Investment
Income

Class A	$ 0.0336
Class I	0.0433

These distributions are not reflected in the accompanying financial statements.

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Disciplined Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

28

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

29

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds gener-

30

ADDITIONAL INFORMATION (unaudited) continued

ally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

575709 rv1 3/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

575709 rv1  3/2007

Evergreen Equity Income Fund

Evergreen

EQUITY INCOME FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Equity Income Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% .

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts.

However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

1

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Sujatha R. Avutu, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/31/1978

	Class A	Class B	Class C	Class I	Class R
Class inception date	1/3/1995	1/3/1995	1/3/1995	8/31/1978	10/10/2003

Nasdaq symbol	ETRAX	ETRBX	ETRCX	EVTRX	ETRRX

6-month return
with sales charge	4.68%	5.78%	9.71%	N/A	N/A

6-month return
w/o sales charge	11.05%	10.67%	10.68%	11.22%	10.99%

Average annual return*

1-year with sales charge	7.48%	8.24%	12.25%	N/A	N/A

1-year w/o sales charge	14.06%	13.22%	13.25%	14.41%	13.85%

5-year	7.82%	8.03%	8.33%	9.42%	9.04%

10-year	7.50%	7.36%	7.36%	8.44%	8.25%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class R prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class R would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Income Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,110.52	$ 6.38
Class B	$ 1,000.00	$ 1,106.65	$ 10.09
Class C	$ 1,000.00	$ 1,106.84	$ 10.09
Class I	$ 1,000.00	$ 1,112.20	$ 4.79
Class R	$ 1,000.00	$ 1,109.85	$ 7.45
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.16	$ 6.11
Class B	$ 1,000.00	$ 1,015.63	$ 9.65
Class C	$ 1,000.00	$ 1,015.63	$ 9.65
Class I	$ 1,000.00	$ 1,020.67	$ 4.58
Class R	$ 1,000.00	$ 1,018.15	$ 7.12

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.20% for Class A, 1.90% for Class B, 1.90% for Class C, 0.90% for Class I and 1.40% for
Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 24.16	$ 24.08	$ 21.43	$ 19.57	$ 17.81	$ 22.14

Income from investment operations
Net investment income (loss)	0.17	0.44	0.35	0.36	0.46	0.51
Net realized and unrealized gains or losses
on investments	2.37	1.01	3.40	1.89	1.70	(4.22)

Total from investment operations	2.54	1.45	3.75	2.25	2.16	(3.71)

Distributions to shareholders from
Net investment income	(0.32)	(0.30)	(0.33)	(0.39)	(0.40)	(0.56)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(3.07)	(1.37)	(1.10)	(0.39)	(0.40)	(0.62)

Net asset value, end of period	$ 23.63	$ 24.16	$ 24.08	$ 21.43	$ 19.57	$ 17.81

Total return[1]	11.05%	6.40%	17.85%	11.48%	12.39%	(16.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$427,688	$420,757	$494,637	$485,701	$378,882	$62,543
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.20%[2]	1.21%	1.19%	1.34%	1.40%	1.33%
Expenses excluding waivers/reimbursements
and expense reductions	1.20%[2]	1.21%	1.23%	1.36%	1.41%	1.33%
Net investment income (loss)	1.41%[2]	1.80%	1.56%	1.62%	2.03%	2.55%
Portfolio turnover rate	35%	96%	114%	137%	112%	106%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 23.96	$ 23.88	$ 21.26	$ 19.40	$ 17.66	$ 21.95

Income from investment operations
Net investment income (loss)	0.08	0.25[1]	0.20[1]	0.20[1]	0.31	0.36
Net realized and unrealized gains or losses
on investments	2.35	1.02	3.35	1.88	1.70	(4.18)

Total from investment operations	2.43	1.27	3.55	2.08	2.01	(3.82)

Distributions to shareholders from
Net investment income	(0.23)	(0.12)	(0.16)	(0.22)	(0.27)	(0.41)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(2.98)	(1.19)	(0.93)	(0.22)	(0.27)	(0.47)

Net asset value, end of period	$ 23.41	$ 23.96	$ 23.88	$ 21.26	$ 19.40	$ 17.66

Total return[2]	10.67%	5.66%	16.97%	10.71%	11.57%	(17.60%)

Ratios and supplemental data
Net assets, end of period (thousands)	$57,170	$60,111	$85,366	$121,797	$158,010	$114,726
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.90%[3]	1.91%	1.89%	2.05%	2.11%	2.08%
Expenses excluding waivers/reimbursements
and expense reductions	1.90%[3]	1.91%	1.93%	2.07%	2.11%	2.08%
Net investment income (loss)	0.72%[3]	1.05%	0.89%	0.92%	1.60%	1.84%
Portfolio turnover rate	35%	96%	114%	137%	112%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 23.92	$ 23.85	$ 21.23	$ 19.39	$ 17.65	$ 21.95

Income from investment operations
Net investment income (loss)	0.08	0.25[1]	0.20[1]	0.20[1]	0.30	0.37
Net realized and unrealized gains or losses
on investments	2.35	1.02	3.35	1.87	1.71	(4.20)

Total from investment operations	2.43	1.27	3.55	2.07	2.01	(3.83)

Distributions to shareholders from
Net investment income	(0.23)	(0.13)	(0.16)	(0.23)	(0.27)	(0.41)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(2.98)	(1.20)	(0.93)	(0.23)	(0.27)	(0.47)

Net asset value, end of period	$ 23.37	$ 23.92	$ 23.85	$ 21.23	$ 19.39	$ 17.65

Total return[2]	10.68%	5.64%	17.02%	10.70%	11.58%	(17.65%)

Ratios and supplemental data
Net assets, end of period (thousands)	$30,164	$28,739	$37,607	$42,447	$25,780	$17,681
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.90%[3]	1.91%	1.89%	2.04%	2.11%	2.08%
Expenses excluding waivers/reimbursements
and expense reductions	1.90%[3]	1.91%	1.93%	2.06%	2.11%	2.08%
Net investment income (loss)	0.71%[3]	1.08%	0.87%	0.92%	1.62%	1.75%
Portfolio turnover rate	35%	96%	114%	137%	112%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$24.16	$24.08	$21.43	$19.57	$17.81	$22.15

Income from investment operations
Net investment income (loss)	0.20	0.51	0.43	0.42	0.47	0.58
Net realized and unrealized gains or losses
on investments	2.38	1.01	3.39	1.89	1.73	(4.24)

Total from investment operations	2.58	1.52	3.82	2.31	2.20	(3.66)

Distributions to shareholders from
Net investment income	(0.36)	(0.37)	(0.40)	(0.45)	(0.44)	(0.62)
Net realized gains	(2.75)	(1.07)	(0.77)	0	0	(0.06)

Total distributions to shareholders	(3.11)	(1.44)	(1.17)	(0.45)	(0.44)	(0.68)

Net asset value, end of period	$23.63	$24.16	$24.08	$21.43	$19.57	$17.81

Total return	11.22%	6.72%	18.19%	11.81%	12.69%	(16.80%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 652	$ 616	$ 640	$ 631	$ 575	$ 534
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.90%[1]	0.92%	0.89%	1.05%	1.11%	1.08%
Expenses excluding waivers/reimbursements
and expense reductions	0.90%[1]	0.92%	0.93%	1.07%	1.11%	1.08%
Net investment income (loss)	1.71%[1]	2.12%	1.87%	1.92%	2.65%	2.84%
Portfolio turnover rate	35%	96%	114%	137%	112%	106%

1 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS R	(unaudited)	2006	2005	2004[1]

Net asset value, beginning of period	$24.19	$24.10	$21.42	$20.33

Income from investment operations
Net investment income (loss)	0.13	0.34	0.24	0.25
Net realized and unrealized gains or losses on investments	2.40	1.06	3.44	1.08

Total from investment operations	2.53	1.40	3.68	1.33

Distributions to shareholders from
Net investment income	(0.30)	(0.24)	(0.23)	(0.24)
Net realized gains	(2.75)	(1.07)	(0.77)	0

Total distributions to shareholders	(3.05)	(1.31)	(1.00)	(0.24)

Net asset value, end of period	$23.67	$24.19	$24.10	$21.42

Total return	10.99%	6.19%	17.46%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 95	$ 85	$ 88	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.40%[2]	1.42%	1.47%	1.47%[2]
Expenses excluding waivers/reimbursements and
expense reductions	1.40%[2]	1.42%	1.51%	1.49%[2]
Net investment income (loss)	1.21%[2]	1.45%	0.88%	1.41%[2]
Portfolio turnover rate	35%	96%	114%	137%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 7.7%
Diversified Consumer Services 2.3%
Apollo Group, Inc., Class A *	621,000	$26,951,400

Media 2.8%
News Corp., Class B (p)	462,812	11,315,753
Omnicom Group, Inc.	143,133	15,057,592
Walt Disney Co.	178,206	6,267,505

		32,640,850

Multi-line Retail 1.7%
Saks, Inc.	275,100	5,160,876
Target Corp.	232,392	14,259,573

		19,420,449

Specialty Retail 0.9%
Zale Corp. *	388,487	10,691,162

CONSUMER STAPLES 10.0%
Beverages 1.8%
Coca-Cola Co.	232,996	11,155,849
Diageo plc	503,000	9,788,687

		20,944,536

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	158,609	7,564,063
Whole Foods Market, Inc.	198,000	8,551,620

		16,115,683

Food Products 2.8%
General Mills, Inc.	247,798	14,183,958
Nestle SA *	51,000	18,672,581

		32,856,539

Household Products 2.3%
Colgate-Palmolive Co.	132,520	9,051,116
Procter & Gamble Co.	271,121	17,587,619

		26,638,735

Tobacco 1.7%
Altria Group, Inc.	232,683	20,334,168

ENERGY 10.1%
Energy Equipment & Services 0.6%
Schlumberger, Ltd.	114,703	7,282,493

Oil, Gas & Consumable Fuels 9.5%
BP plc, ADR	356,126	22,617,562
ConocoPhillips	559,526	37,158,122
Exxon Mobil Corp.	519,229	38,474,869
Occidental Petroleum Corp.	280,230	12,991,463

		111,242,016

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 32.2%
Capital Markets 7.2%
Ameriprise Financial, Inc.	154,754	$9,124,296
Janus Capital Group, Inc. (p)	595,000	12,185,600
Legg Mason, Inc. (p)	394,900	41,405,265
Lehman Brothers Holdings, Inc.	175,000	14,392,000
Nomura Holdings, Inc. *	325,603	6,612,527

		83,719,688

Commercial Banks 4.3%
PNC Financial Services Group, Inc.	329,224	24,286,855
SunTrust Banks, Inc.	111,283	9,247,617
Wells Fargo & Co.	481,504	17,295,624

		50,830,096

Consumer Finance 0.7%
SLM Corp.	168,000	7,721,280

Diversified Financial Services 9.9%
Bank of America Corp.	435,485	22,897,801
Citigroup, Inc.	805,435	44,403,632
JPMorgan Chase & Co.	707,010	36,008,019
Moody’s Corp. (p)	174,416	12,481,209

		115,790,661

Insurance 7.5%
Allstate Corp.	124,432	7,485,829
American International Group, Inc.	279,602	19,138,757
Assured Guaranty, Ltd.	340,719	8,940,467
Genworth Financial, Inc., Class A	212,273	7,408,328
Marsh & McLennan Cos.	276,463	8,155,658
Prudential Financial, Inc.	110,000	9,804,300
St. Paul Travelers Companies, Inc.	345,423	17,564,759
Stewart Information Services Corp.	217,300	9,135,292

		87,633,390

Thrifts & Mortgage Finance 2.6%
Fannie Mae	265,000	14,980,450
Freddie Mac	232,531	15,098,238

		30,078,688

HEALTH CARE 10.1%
Biotechnology 1.5%
Amgen, Inc.	242,000	17,029,540

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	171,462	8,514,803
Medtronic, Inc.	365,194	19,519,619

		28,034,422

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.5%
WellPoint, Inc. *	77,495	$6,074,058

Pharmaceuticals 5.7%
Bristol-Myers Co.	798,026	22,975,169
GlaxoSmithKline plc, ADR	63,800	3,453,494
Merck & Co., Inc.	174,658	7,815,946
Novartis AG, ADR	79,300	4,574,817
Pfizer, Inc.	844,330	22,155,219
Wyeth	112,776	5,572,262

		66,546,907

INDUSTRIALS 7.1%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	115,950	11,269,180

Industrial Conglomerates 5.7%
General Electric Co.	1,227,169	44,239,443
Tyco International, Ltd.	687,773	21,926,203

		66,165,646

Road & Rail 0.4%
Laidlaw International, Inc.	175,000	5,199,250

INFORMATION TECHNOLOGY 6.8%
Communications Equipment 1.7%
QUALCOMM, Inc.	530,200	19,967,332

IT Services 1.2%
Affiliated Computer Services, Inc., Class A *	285,379	13,980,717

Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	548,200	11,490,272
Texas Instruments, Inc.	367,300	11,456,087

		22,946,359

Software 1.9%
Microsoft Corp.	712,453	21,986,300

MATERIALS 2.8%
Chemicals 0.6%
Dow Chemical Co.	164,093	6,816,423

Metals & Mining 1.1%
Alcoa, Inc. (p)	385,000	12,435,500

Paper & Forest Products 1.1%
Weyerhaeuser Co.	173,819	13,036,425

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 5.9%
Diversified Telecommunication Services 4.9%
AT&T, Inc.	763,180	$28,718,471
Chunghwa Telecom Co., Ltd., ADR	1	21
Verizon Communications, Inc. (p)	544,352	20,968,439
Windstream Corp. (p)	508,594	7,567,879

		57,254,810

Wireless Telecommunication Services 1.0%
Sprint Nextel Corp.	659,128	11,752,252

UTILITIES 6.9%
Electric Utilities 5.7%
DPL, Inc.	360,325	10,334,121
El Paso Electric Co. *	261,700	6,359,310
Entergy Corp.	107,360	9,968,376
Exelon Corp.	186,500	11,188,135
Fortum Oyj	325,000	8,947,804
FPL Group, Inc. (p)	220,787	12,507,584
ScottishPower plc	500,497	7,332,937

		66,638,267

Independent Power Producers & Energy Traders 0.7%
TXU Corp.	143,929	7,783,680

Multi-Utilities 0.5%
Energy East Corp.	233,729	5,614,170

Total Common Stocks (cost $965,030,755)		1,161,423,072

SHORT-TERM INVESTMENTS 8.2%
MUTUAL FUND SHARES 1.5%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q (pp)	275,116	275,116
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø	17,161,664	17,161,664

		17,436,780

	Principal
	Amount	Value

COMMERCIAL PAPER 1.4%
Manhattan Asset Funding Co., 5.38%, 02/14/2007 (pp)	$ 6,482,018	6,491,576
Working Capital Management, 5.38%, 02/26/2007 (pp)	9,951,600	9,963,357

		16,454,933

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS (v) 5.3%
Cantor Fitzgerald & Co., 5.36%, dated 01/31/2007, maturing 02/02/2007,
maturity value $13,001,936 (1) (pp)	$13,000,000	$13,000,000
Credit Suisse First Boston Corp., 5.35%, dated 01/31/2007, maturing 02/02/2007,
maturity value $20,002,972 (2) (pp)	20,000,000	20,000,000
Deutsche Bank Securities, Inc., 5.36%, dated 01/31/2007, maturing 02/02/2007,
maturity value $3,000,447 (3) (pp)	3,000,000	3,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 01/31/2007, maturing
02/02/2007, maturity value $1,000,149 (4) (pp)	1,000,000	1,000,000
Lehman Brothers Holdings, Inc., 5.35%, dated 01/31/2007, maturing 02/02/2007,
maturity value $8,001,189 (5) (pp)	8,000,000	8,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 01/31/2007, maturing 02/02/2007,
maturity value $4,000,594 (6) (pp)	4,000,000	4,000,000
Nomura Securities International, Inc., 5.36%, dated 01/31/2007, maturing
02/02/2007, maturity value $13,001,936 (7) (pp)	13,000,000	13,000,000

		62,000,000

Total Short-Term Investments (cost $95,891,713)		95,891,713

Total Investments (cost $1,060,922,468) 107.8%		1,257,314,785
Other Assets and Liabilities (7.8%)		(90,678,182)

Net Assets 100.0%		$1,166,636,603

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
(pp)	Represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(v)	Collateralized by:
(1) $234,000 ABSC Net Interest Mtge. Trust, Ser. 2005-HE6, Class A1, 5.05%, 8/27/2035, value including accrued interest is $233,531; $759,330 CDC Mtge. Capital Trust, Ser. 2004-HE2, Class M2, 6.52%, 7/25/2034, value including accrued interest is $762,406; $1,365,000 CMO Holdings Corp., Ser. 2004-1, Class A2, 5.50%,
11/25/2034, value including accrued interest is $361,315; $390,000 Countrywide Alternative Loan Trust, Ser.
2006-0A10, Class M5, 5.92%, 8/25/2046, value including accrued interest is $388,371; $260,000 Credit Suisse
First Boston Mtge. Securities Corp., Ser. 2002-9, Class 2M2, 7.25%, 3/25/2032, value including accrued interest is
$259,505; $260,000 First NLC Trust, Ser. 2005-3, Class M2, 6.00%, 12/25/2035, value including accrued interest is
$261,732; $314,860 Greenpoint Mtge. Funding Trust, Ser. 2006-AR3, Class B4, 5.99%, 4/25/2036, value including accrued interest is $320,233; $650,000 GS Mtge. Securities Corp., Ser. 2004-AHL, Class M2, 6.47%, 8/25/2034,
value including accrued interest is $658,392; $873,470 Harborview Mtge. Loan Trust, Ser. 2006-CB1, Class 2B2,
6.20%, 3/25/2036, value including accrued interest is $877,234; $1,300,000 Home Equity Asset Trust, Ser. 2003-7,
Class M3, 7.22%, 3/25/2034, value including accrued interest is $1,309,280; $242,320 HSI Asset Securitization
Corp. Trust, Ser. 2005-NC1, Class M3, 5.96%, 7/25/2035, value including accrued interest is $243,394; $195,000
HSI Asset Securitization Corp. Trust, Ser. 2005-NC2, Class M4, 5.94%, 8/25/2035, value including accrued interest is $196,179; $379,600 Impac CMB Trust, Ser. 2004-6, Class M4, 6.47%, 10/25/2034, value including accrued interest is $108,594; $94,900 Impac CMB Trust, Ser. 2004-9, Class M2, 5.97%, 1/25/2035, value including accrued interest is $27,757; $70,850 Impac CMB Trust, Ser. 2004-9, Class M3, 6.02%, 1/25/2035, value including accrued interest is $20,758; $1,015,300 IndyMac INDX Mtge. Loan Trust, Ser. 2004-AR3, Class B2, 6.42%, 7/25/2034,
value including accrued interest is $767,656; $413,010 IndyMac INDX Mtge. Loan Trust, Ser. 2005-AR25, Class B2,
5.73%, 12/25/2035, value including accrued interest is $397,942; $248,560 IndyMac INDX Mtge. Loan Trust, Ser.
2006-AR1, Class B2, 5.96%, 8/25/2036, value including accrued interest is $241,125; $357,760 IndyMac INDX
Mtge. Loan Trust, Ser. 2006-AR2, Class M4, 6.07%, 04/25/2046, value including accrued interest is $360,745;
$217,620 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR21, Class M5, 5.74%, 8/25/2036, value including accrued

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

(v)	Collateralized by:
interest is $218,011; $375,960 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR23, Class B2, 6.14%, 9/25/2036,
value including accrued interest is $381,280; $366,600 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR4, Class M4,
6.02%, 5/25/2046, value including accrued interest is $370,389; $243,750 Lehman XS Trust, Ser. 2005-7N, Class
M4I, 6.47%, 12/25/2035, value including accrued interest is $246,163; $671,450 Lehman XS Trust, Ser. 2005-8,
Class 1M3, 6.02%, 12/25/2035, value including accrued interest is $677,853; $2,309,840 Lehman XS Trust, Ser.
2006-12N, Class M1, 5.71%, 8/25/2046, value including accrued interest is $2,320,338; $1,302,652 Residential
Asset Securitization Trust, Ser. 2005-A15, Class B2, 5.86%, 2/25/2036, value including accrued interest is
$1,250,425.
	(2)	$1,625,100 Connecticut Light & Power Co., 7.875%, 10/1/2024, value including accrued interest is $1,957,400;
$1,204,000 Genworth Financial, Inc., 6.15%, 11/15/2066, value including accrued interest is $1,211,216;
$6,556,800 Kraft Foods, Inc., 4.125%, 11/12/2009, value including accrued interest is $6,400,273; $4,177,000
Motorola, Inc., 4.61%, 11/16/2007, value including accrued interest is $4,146,926; $1,329,000 Motorola, Inc.,
6.50%, 9/1/2025, value including accrued interest is $1,331,326; $2,664,000 Motorola, Inc., 8.00%, 11/1/2011,
value including accrued interest is $2,967,823; $1,000,000 Transocean, Inc., 7.375%, 4/15/2018, value including accrued interest is $1,096,330; $1,276,000 Wisconsin Energy Corp., 5.50%, 12/1/2008, value including accrued interest is $1,289,237.
	(3)	$831,000 American Express Centurion Bank, 5.41%, 7/19/2007, value including accrued interest is $831,914;
$600,000 American Express Centurion Bank, 5.41%, 9/14/2007, value including accrued interest is $600,979;
$28,842 Atrium CDO Corp., Ser. 4A, Class B, 6.10%, 6/8/2019, value including accrued interest is $29,103;
$343,858 Barramundi CDO, Ltd., Ser. 2006-1A, Class C, 6.47%, 12/11/2051, value is $343,858; $664,200
Landsbanki Islands HF, 6.07%, 8/25/2009, value including accrued interest is $668,803; $600,000 Xlliac Global
Funding, 4.80%, 8/10/2010, value including accrued interest is $585,342.
	(4)	$160,128 ASIF Global Financing, 3.90%, 10/22/2008, value including accrued interest is $158,040; $468,450
FNMA, 4.50%, 8/1/2035, value including accrued interest is $402,809; $539,494 FNMA, 4.50%, 9/1/2035, value including accrued interest is $459,186.
	(5)	$1,768,800 FHLMC, 4.00%, 5/1/2034, value including accrued interest is $1,360,599; $207,200 FNMA, 4.50%,
11/1/2019, value including accrued interest is $149,463; $7,084,889 FNMA, 6.00%, 1/1/2036, value including accrued interest is $6,650,217.
	(6)	$200,000 Dresdner Funding Trust, 8.15%, 6/30/2031, value including accrued interest is $238,370; $391,680
Genworth Financial, Inc., 6.15%, 11/15/2066, value including accrued interest is $394,027; $600,000 Johnson
Controls, Inc., 5.50%, 1/15/2016, value including accrued interest is $582,640; $720,000 Reed Elsevier Capital,
5.69%, 6/15/2010, value including accrued interest is $721,490; $400,000 Schering-Plough Corp., 6.50%,
12/1/2033, value including accrued interest is $429,373; $950,000 Textron Financial Corp., 5.46%, 9/29/2009,
value including accrued interest is $954,852; $791,200 United Utilities, 5.375%, 2/1/2019, value including accrued interest is $759,256.
	(7)	$2,030,600 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, 6.14%, 9/20/2046, value including accrued interest is $1,810,361; $588,640 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%, 9/20/2046, value including accrued interest is $559,653; $1,040,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-26,
Class DB1, 7.49%, 11/25/2031, value including accrued interest is $381,910; $471,184 Credit Suisse First Boston
Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $374,419;
$571,740 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, 6.50%, 6/25/2036, value including accrued interest is
$508,569; $647,660 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%, 4/25/2036, value including accrued interest is $504,849; $1,625,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, 5.65%, 1/19/2036,
value including accrued interest is $906,522; $766,870 Merrill Lynch Mtge. Investors Trust, Ser. 2006-A3, Class
4A2, 6.25%, 5/25/2036, value including accrued interest is $729,727; $851,899 Residential Accredit Loans, Inc.,
Ser. 2006-Q01, Class 3A1, 5.59%, 2/25/2046, value including accrued interest is $731,066; $170,961 Residential
Asset Securitization Trust, Ser. 2006-A8, Class 2A8, 6.50%, 8/25/2036, value including accrued interest is
$172,416; $280,670 Structured Adjustable Rate Mtge. Loan Trust, Ser. 2006-10, Class 3A4, 6.53%, 11/25/2036,
value including accrued interest is $282,797; $8,316,230 Taylor, Bean & Whitaker Mtge. Backed Pass Through Cert.,
Ser. 2006-2, Class 2A1, 6.50%, 7/25/2036, value including accrued interest is $5,826,403; $585,000 Washington
Mutual Mtge. Pass-Through Cert., Ser. 2006-AR5, Class 4A1B, 5.60%, 7/25/2046, value including accrued interest is $471,308.

Summary of Abbreviations
ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

FNMA	Federal National Mortgage Association

The following table shows the percent of the total long-term investments by sector as of January 31, 2007:

Financials	32.4%
Energy	10.2%
Health Care	10.1%
Consumer Staples	10.1%
Consumer Discretionary	7.7%
Industrials	7.1%
Utilities	6.9%
Information Technology	6.8%
Telecommunication Services	5.9%
Materials	2.8%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,043,760,804) including $76,419,913 of
securities loaned	$1,240,153,121
Investments in affiliated money market fund, at value (cost $17,161,664)	17,161,664

Total investments	1,257,314,785
Foreign currency, at value (cost $492,125)	506,119
Receivable for Fund shares sold	106,629
Dividends receivable	1,685,864
Receivable for securities lending income	12,588
Prepaid expenses and other assets	40,834

Total assets	1,259,666,819

Liabilities
Payable for securities purchased	12,995,782
Payable for Fund shares redeemed	997,674
Payable for securities on loan	78,730,049
Advisory fee payable	18,989
Distribution Plan expenses payable	2,496
Due to other related parties	3,522
Accrued expenses and other liabilities	281,704

Total liabilities	93,030,216

Net assets	$1,166,636,603

Net assets represented by
Paid-in capital	$955,003,738
Undistributed net investment income	442,743
Accumulated net realized gains on investments	14,785,935
Net unrealized gains on investments	196,404,187

Total net assets	$1,166,636,603

Net assets consists of
Class A	$427,687,610
Class B	57,170,076
Class C	30,164,041
Class I	651,520,228
Class R	94,648

Total net assets	$1,166,636,603

Shares outstanding (unlimited number of shares authorized)
Class A	18,099,803
Class B	2,441,753
Class C	1,290,868
Class I	27,571,960
Class R	3,999

Net asset value per share
Class A	$23.63
Class A — Offering price (based on sales charge of 5.75%)	$25.07
Class B	$23.41
Class C	$23.37
Class I	$23.63
Class R	$23.67

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $84,089)	$14,229,359
Income from affiliate	767,134
Securities lending	48,056

Total investment income	15,044,549

Expenses
Advisory fee	3,453,684
Distribution Plan expenses
Class A	640,760
Class B	295,496
Class C	148,361
Class R	233
Administrative services fee	575,031
Transfer agent fees	829,620
Trustees’ fees and expenses	7,620
Printing and postage expenses	67,453
Custodian and accounting fees	170,020
Registration and filing fees	44,837
Professional fees	25,837
Other	13,199

Total expenses	6,272,151
Less: Expense reductions	(13,231)
Expense reimbursements	(3,386)

Net expenses	6,255,534

Net investment income	8,789,015

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	32,262,650
Foreign currency related transactions	5,423

Net realized gains on investments	32,268,073
Net change in unrealized gains or losses on investments	79,892,540

Net realized and unrealized gains or losses on investments	112,160,613

Net increase in net assets resulting from operations	$120,949,628

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006

Operations
Net investment income		$8,789,015		$22,545,901
Net realized gains on investments		32,268,073		115,334,323
Net change in unrealized gains or losses
on investments		79,892,540		(64,301,372)

Net increase in net assets resulting from
operations		120,949,628		73,578,852

Distributions to shareholders from
Net investment income
Class A		(5,694,406)		(5,705,126)
Class B		(578,460)		(349,310)
Class C		(291,776)		(171,218)
Class I		(9,460,833)		(9,682,848)
Class R		(1,162)		(617)
Net realized gains
Class A		(45,915,770)		(21,182,750)
Class B		(6,349,903)		(3,375,098)
Class C		(3,277,061)		(1,527,025)
Class I		(68,962,365)		(27,912,040)
Class R		(10,166)		(3,356)

Total distributions to shareholders		(140,541,902)		(69,909,388)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	255,347	6,150,655	611,069	14,438,308
Class B	89,593	2,137,825	145,490	3,405,176
Class C	94,599	2,278,032	79,038	1,846,580
Class I	102,891	2,467,276	179,804	4,261,779
Class R	961	22,544	2,398	56,656

		13,056,332		24,008,499

Net asset value of shares issued in
reinvestment of distributions
Class A	2,101,927	48,257,582	1,096,150	25,083,370
Class B	273,370	6,209,284	148,682	3,356,494
Class C	128,030	2,902,401	58,972	1,329,861
Class I	3,147,607	72,289,900	1,501,140	34,406,680

		129,659,167		64,176,405

Automatic conversion of Class B shares
to Class A shares
Class A	120,938	2,927,117	456,028	10,812,411
Class B	(122,007)	(2,927,117)	(459,938)	(10,812,411)

		0		0

Payment for shares redeemed
Class A	(1,796,908)	(43,285,923)	(5,288,633)	(125,282,038)
Class B	(307,912)	(7,363,506)	(899,725)	(21,112,594)
Class C	(133,269)	(3,178,257)	(513,444)	(12,013,962)
Class I	(1,176,088)	(28,261,538)	(2,755,834)	(65,296,082)
Class R	(462)	(10,849)	(2,559)	(60,096)

		(82,100,073)		(223,764,772)

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2007	Year Ended
	(unaudited)	July 31, 2006

Capital share transactions continued
Net increase (decrease) in net assets
resulting from capital share transactions	$60,615,426	$(135,579,868)

Total increase (decrease) in net assets	41,023,152	(131,910,404)
Net assets
Beginning of period	1,125,613,451	1,257,523,855

End of period	$1,166,636,603	$1,125,613,451

Undistributed net investment income	$442,743	$7,680,365

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $3,386.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2007, the Fund paid brokerage commissions of $176,990 to Wachovia Securities, LLC.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2007, EIS received $5,227 from the sale of Class A shares and $51,167 and $292 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $385,814,311 and $403,503,209, respectively, for the six months ended January 31, 2007.

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the value of collateral (including accrued interest) amounted to $76,419,913 and $78,730,049, respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,061,593,290. The gross unrealized appreciation and depreciation on securities based on tax cost was $198,901,968 and $3,180,473, respectively, with a net unrealized appreciation of $195,721,495.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of July 31, 2006, the Fund incurred and elected to defer post-October currency losses of $36,879.

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 1,034,093 shares of the Fund and received securities valued at $23,980,080 and $796,796 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $3,319,693 which is not realized for tax purposes by the Fund.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended January 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. SUBSEQUENT DISTRIBUTIONS

On March 15, 2007, the Fund declared distributions from net investment income to shareholders of record on March 14, 2007. The per share amounts payable on March 16, 2007 were as follows:

Net
Investment
Income

Class A	$0.0669
Class B	$0.0237
Class C	$0.0251
Class I	$0.0839
Class R	$0.0549

These distributions are not reflected in the accompanying financial statements.

29

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Equity Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

30

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and

31

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they

32

ADDITIONAL INFORMATION (unaudited) continued

were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund underperformed in the recent one- and three-year periods ended May 31, 2006. The Trustees took into account efforts undertaken in recent periods by EIMC to enhance the investment discipline and performance of the Fund’s portfolio, and undertakings of EIMC in recent months to take substantial steps to improve the Fund’s performance.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

565219 rv4  3/2007

Evergreen Fundamental Large Cap Fund

Evergreen

FUNDAMENTAL LARGE CAP FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Fundamental Large Cap Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1%.

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts.

However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

1

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Walter T. McCormick, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/15/1986

	Class A	Class B	Class C	Class I
Class inception date	1/3/1995	1/3/1995	1/3/1995	10/15/1986

Nasdaq symbol	EGIAX	EGIBX	EGICX	EVVTX

6-month return with sales charge	5.73%	6.78%	10.82%	N/A

6-month return w/o sales charge	12.20%	11.78%	11.82%	12.34%

Average annual return*

1-year with sales charge	3.97%	4.52%	8.57%	N/A

1-year w/o sales charge	10.30%	9.52%	9.57%	10.62%

5-year	5.97%	6.16%	6.48%	7.54%

10-year	4.99%	4.84%	4.84%	5.89%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Fundamental Large Cap Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,121.97	$ 7.43
Class B	$ 1,000.00	$ 1,117.76	$ 11.16
Class C	$ 1,000.00	$ 1,118.23	$ 11.16
Class I	$ 1,000.00	$ 1,123.43	$ 5.83
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.20	$ 7.07
Class B	$ 1,000.00	$ 1,014.67	$ 10.61
Class C	$ 1,000.00	$ 1,014.67	$ 10.61
Class I	$ 1,000.00	$ 1,019.71	$ 5.55

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.39% for Class A, 2.09% for Class B, 2.09% for Class C and 1.09% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$23.37	$23.25	$20.85	$20.02	$18.58	$23.92

Income from investment operations
Net investment income (loss)	0.07	0.11[1]	0.14[1]	0.07[1]	0.12[1]	0.03[1]
Net realized and unrealized gains or losses
on investments	2.77	0.52	3.64	2.21	1.41	(4.39)

Total from investment operations	2.84	0.63	3.78	2.28	1.53	(4.36)

Distributions to shareholders from
Net investment income	(0.11)	(0.08)	(0.12)	0[2]	(0.09)	0
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.42)	(0.51)	(1.38)	(1.45)	(0.09)	(0.98)

Net asset value, end of period	$25.79	$23.37	$23.25	$20.85	$20.02	$18.58

Total return[3]	12.20%	2.76%	18.77%	11.78%	8.32%	(18.72%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 668	$ 642	$ 794	$ 364	$ 125	$ 103
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.39%[4]	1.38%	1.39%	1.61%	1.70%	1.56%
Expenses excluding waivers/reimbursements
and expense reductions	1.41%[4]	1.40%	1.49%	1.65%	1.70%	1.56%
Net investment income (loss)	0.46%[4]	0.49%	0.62%	0.36%	0.65%	0.14%
Portfolio turnover rate	8%	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$21.87	$21.86	$19.72	$19.14	$17.80	$23.14

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.05)[1]	(0.01)[1]	(0.08)[1]	(0.01)[1]	(0.12)[1]
Net realized and unrealized gains or losses on
investments	2.60	0.49	3.42	2.11	1.36	(4.24)

Total from investment operations	2.57	0.44	3.41	2.03	1.35	(4.36)

Distributions to shareholders from
Net investment income	(0.03)	0	(0.01)	0	(0.01)	0
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.34)	(0.43)	(1.27)	(1.45)	(0.01)	(0.98)

Net asset value, end of period	$24.10	$21.87	$21.86	$19.72	$19.14	$17.80

Total return[2]	11.78%	2.07%	17.93%	10.97%	7.60%	(19.37%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 190	$ 214	$ 340	$ 272	$ 242	$ 313
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	2.09%[3]	2.07%	2.10%	2.33%	2.43%	2.31%
Expenses excluding waivers/reimbursements
and expense reductions	2.11%[3]	2.09%	2.20%	2.37%	2.43%	2.31%
Net investment income (loss)	(0.22%)[3]	(0.21%)	(0.03%)	(0.36%)	(0.05%)	(0.60%)
Portfolio turnover rate	8%	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$21.87	$21.86	$19.72	$19.14	$17.81	$23.14

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.05)[1]	0[1]	(0.08)[1]	(0.01)[1]	(0.12)[1]
Net realized and unrealized gains or losses on
investments	2.61	0.49	3.42	2.11	1.35	(4.23)

Total from investment operations	2.58	0.44	3.42	2.03	1.34	(4.35)

Distributions to shareholders from
Net investment income	(0.03)	0	(0.02)	0	(0.01)	0
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.34)	(0.43)	(1.28)	(1.45)	(0.01)	(0.98)

Net asset value, end of period	$24.11	$21.87	$21.86	$19.72	$19.14	$17.81

Total return[2]	11.82%	2.07%	17.95%	10.97%	7.54%	(19.32%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 87	$ 86	$ 110	$ 116	$ 12	$ 12
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	2.09%[3]	2.08%	2.10%	2.31%	2.43%	2.31%
Expenses excluding waivers/reimbursements
and expense reductions	2.11%[3]	2.10%	2.20%	2.35%	2.43%	2.31%
Net investment income (loss)	(0.24%)[3]	(0.21%)	(0.01%)	(0.35%)	(0.07%)	(0.60%)
Portfolio turnover rate	8%	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$23.76	$23.63	$21.16	$20.26	$18.80	$24.14

Income from investment operations
Net investment income (loss)	0.10[1]	0.19[1]	0.20[1]	0.13[1]	0.17[1]	0.09[1]
Net realized and unrealized gains or losses on
investments	2.82	0.52	3.70	2.25	1.44	(4.45)

Total from investment operations	2.92	0.71	3.90	2.38	1.61	(4.36)

Distributions to shareholders from
Net investment income	(0.15)	(0.15)	(0.17)	(0.03)	(0.15)	0
Net realized gains	(0.31)	(0.43)	(1.26)	(1.45)	0	(0.98)

Total distributions to shareholders	(0.46)	(0.58)	(1.43)	(1.48)	(0.15)	(0.98)

Net asset value, end of period	$26.22	$23.76	$23.63	$21.16	$20.26	$18.80

Total return	12.34%	3.08%	19.12%	12.12%	8.64%	(18.54%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 282	$ 263	$ 292	$ 83	$ 93	$ 113
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.09%[2]	1.08%	1.08%	1.33%	1.43%	1.31%
Expenses excluding waivers/reimbursements
and expense reductions	1.11%[2]	1.10%	1.18%	1.37%	1.43%	1.31%
Net investment income (loss)	0.76%[2]	0.80%	0.87%	0.64%	0.94%	0.40%
Portfolio turnover rate	8%	21%	44%	87%	72%	74%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 99.9%
CONSUMER DISCRETIONARY 9.5%
Diversified Consumer Services 2.4%
Apollo Group, Inc., Class A * (p)	673,393	$29,225,256

Internet & Catalog Retail 1.5%
Amazon.com, Inc. * (p)	492,720	18,560,763

Media 3.7%
News Corp., Class A	438,667	10,199,008
Omnicom Group, Inc.	167,096	17,578,499
Time Warner, Inc.	463,299	10,132,349
Walt Disney Co.	213,895	7,522,687

		45,432,543

Multi-line Retail 0.9%
J.C. Penney Co., Inc.	138,796	11,275,787

Specialty Retail 1.0%
Best Buy Co., Inc.	248,433	12,521,023

CONSUMER STAPLES 10.2%
Beverages 2.0%
Diageo plc	549,774	10,698,938
Diageo plc, ADR	44,312	3,488,683
PepsiCo, Inc.	146,916	9,584,800

		23,772,421

Food & Staples Retailing 3.6%
BJ’s Wholesale Club, Inc. *	258,232	7,886,405
Wal-Mart Stores, Inc.	558,959	26,656,755
Whole Foods Market, Inc. (p)	228,947	9,888,221

		44,431,381

Household Products 2.7%
Procter & Gamble Co. (p)	508,433	32,982,049

Tobacco 1.9%
Altria Group, Inc.	271,904	23,761,691

ENERGY 8.4%
Energy Equipment & Services 1.4%
Schlumberger, Ltd.	268,652	17,056,716

Oil, Gas & Consumable Fuels 7.0%
Apache Corp.	184,980	13,497,991
BP plc, ADR	240,503	15,274,345
ConocoPhillips	168,557	11,193,870
Exxon Mobil Corp.	619,928	45,936,665

		85,902,871

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 22.2%
Capital Markets 6.2%
Goldman Sachs Group, Inc.	62,786	$13,320,678
Legg Mason, Inc. (p)	161,019	16,882,842
Merrill Lynch & Co., Inc.	145,228	13,587,532
Morgan Stanley	160,974	13,327,037
State Street Corp.	162,450	11,542,073
T. Rowe Price Group, Inc.	138,597	6,651,270

		75,311,432

Commercial Banks 2.9%
U.S. Bancorp	421,770	15,015,012
Wells Fargo & Co.	586,100	21,052,712

		36,067,724

Consumer Finance 1.5%
American Express Co.	204,091	11,882,178
Capital One Financial Corp.	86,417	6,947,927

		18,830,105

Diversified Financial Services 8.6%
Bank of America Corp.	666,181	35,027,797
Citigroup, Inc.	857,299	47,262,894
JPMorgan Chase & Co.	449,480	22,892,016

		105,182,707

Insurance 3.0%
American International Group, Inc.	198,965	13,619,154
Hartford Financial Services Group, Inc.	120,833	11,468,260
Prudential Financial, Inc.	129,191	11,514,794

		36,602,208

HEALTH CARE 17.0%
Biotechnology 2.3%
Amgen, Inc. *	177,805	12,512,138
Biogen Idec, Inc. *	327,518	15,832,220

		28,344,358

Health Care Equipment & Supplies 4.2%
Baxter International, Inc.	338,275	16,798,736
Medtronic, Inc.	229,886	12,287,407
St. Jude Medical, Inc. *	218,718	9,352,382
Zimmer Holdings, Inc. *	150,415	12,667,951

		51,106,476

Health Care Providers & Services 2.6%
Aetna, Inc.	143,464	6,048,442
Caremark Rx, Inc.	263,570	16,146,298
WellPoint, Inc. *	119,050	9,331,139

		31,525,879

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 7.9%
Abbott Laboratories	244,787	$12,973,711
Bristol-Myers Co.	737,484	21,232,164
Johnson & Johnson	277,975	18,568,730
Novartis AG, ADR	120,671	6,961,510
Pfizer, Inc.	929,703	24,395,407
Wyeth	269,024	13,292,476

		97,423,998

INDUSTRIALS 7.6%
Aerospace & Defense 1.7%
Lockheed Martin Corp.	142,883	13,886,799
United Technologies Corp.	99,747	6,784,791

		20,671,590

Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	148,708	10,748,614

Commercial Services & Supplies 0.5%
Cintas Corp.	162,859	6,701,648

Industrial Conglomerates 3.2%
General Electric Co.	1,083,771	39,069,945

Machinery 1.3%
Pall Corp.	444,319	15,444,528

INFORMATION TECHNOLOGY 18.2%
Communications Equipment 4.8%
Cisco Systems, Inc. *	1,060,819	28,207,177
QUALCOMM, Inc.	822,598	30,979,041

		59,186,218

Computers & Peripherals 1.8%
Dell, Inc. *	904,092	21,924,231

Internet Software & Services 2.9%
eBay, Inc. *	386,025	12,503,350
Google, Inc., Class A *	46,765	23,443,294

		35,946,644

IT Services 1.9%
Accenture, Ltd., Class A	330,189	12,464,635
Automatic Data Processing, Inc.	214,586	10,240,044

		22,704,679

Semiconductors & Semiconductor Equipment 3.1%
Altera Corp. *	653,473	13,102,134
Intel Corp.	775,438	16,253,180
Texas Instruments, Inc. (p)	297,084	9,266,050

		38,621,364

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.7%
Microsoft Corp.	692,325	$21,365,149
Oracle Corp. *	1,398,243	23,993,850

		45,358,999

MATERIALS 1.9%
Chemicals 1.2%
Air Products & Chemicals, Inc.	192,676	14,385,190

Paper & Forest Products 0.7%
Weyerhaeuser Co.	114,518	8,588,850

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	310,141	11,670,606
Verizon Communications, Inc.	203,482	7,838,126

		19,508,732

Wireless Telecommunication Services 1.5%
Alltel Corp.	144,979	8,885,763
Sprint Nextel Corp.	553,537	9,869,565

		18,755,328

UTILITIES 1.8%
Electric Utilities 1.2%
DPL, Inc.	250,137	7,173,929
Exelon Corp.	127,937	7,674,941

		14,848,870

Independent Power Producers & Energy Traders 0.6%
TXU Corp.	124,323	6,723,388

Total Common Stocks (cost $908,455,091)		1,224,506,206

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.4%
COMMERCIAL PAPER 1.6%
Ebbets Funding, LLC, 5.38%, 02/01/2007 (pp)	$ 8,998,673	9,000,000
Erste Corporate Finance, LLC, 5.34%, 07/11/2007 (pp)	10,000,000	10,000,000

		19,000,000

CORPORATE BONDS 0.7%
Diversified Financial Services 0.7%
Links Finance, LLC, FRN, 5.40%, 06/20/2007 (pp)	9,001,287	9,002,846

REPURCHASE AGREEMENTS (v) 1.9%
Barclays Capital, Inc., 5.36%, dated 01/31/2007, maturing 02/01/2007;
maturity value $7,001,042 (1) (pp)	7,000,000	7,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS^ continued
BNP Paribas SA, 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value
$3,000,447 (2) (pp)	$ 3,000,000	$3,000,000
JPMorgan Securities, Inc., 5.34%, dated 01/31/2007, maturing 02/01/2007,
maturity value $2,000,297 (3) (pp)	2,000,000	2,000,000
Lehman Brothers, Inc., 5.35%, dated 01/31/2007, maturing 02/01/2007,
maturity value $5,000,743 (4) (pp)	5,000,000	5,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 01/31/2007, maturing 02/01/2007,
maturity value $5,000,743 (5) (pp)	5,000,000	5,000,000
Nomura Securities International, Inc., 5.36%, dated 01/31/2007, maturing
02/01/2007, maturity value $1,000,149 (6) (pp)	1,000,000	1,000,000

		23,000,000

	Shares	Value

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q (pp)	454,223	454,223
Evergreen Institutional U.S. Government Money Market Fund, Class I,
5.03% q ø	2,511,636	2,511,636

		2,965,859

Total Short-Term Investments (cost $53,968,705)		53,968,705

Total Investments (cost $962,423,796) 104.3%		1,278,474,911
Other Assets and Liabilities (4.3%)		(53,010,620)

Net Assets 100.0%		$1,225,464,291

(p)		All or a portion of this security is on loan.
*		Non-income producing security
ø		Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q		Rate shown is the 7-day annualized yield at period end.
(pp)		Represents investment of cash collateral received from securities on loan.
^		Collateralized by:
	(1)	$522,479 Rohm & Haas Co., 7.85%, 7/15/2029, value including accrued interest is $615,270; $6,984,737
Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR15, Class 1A, 5.72%, 11/25/2046, value including accrued interest is $6,524,730.
	(2	$643,350 Bank of Ireland Capital Funding, FRN, 5.57%, 02/01/2016, value including accrued interest is $644,235;
$645,900 Hewlett-Packard Co., 5.50%, FRN, 5/22/2009, value including accrued interest is $653,863; $37,172
JPMorgan Chase & Co., 5.86%, FRN, 2/1/2027, value including accrued interest is $36,607; $595,050 Simon
Property Group, Inc., 6.375%, 11/15/2007, value including accrued interest is $606,837; $384,851 Verizon
Communications, Inc., 4.375%, 6/1/2013, value including accrued interest is $430,309; $696,150 Verizon
Communications, Inc., 7.375%, 9/1/2012, value including accrued interest is $688,150.
	(3)	$2,041,600 UBS Finance, Inc., 0.00%, 2/5/2007, value is $2,040,117.
	(4)	$1,105,500 FHLMC, 4.00%, 5/1/2034, value including accrued interest is $850,374; $129,500 FNMA, 4.50%,
11/1/2019, value including accrued interest is $93,414; $4,428,056 FNMA, 6.00%, 1/1/2036, value including accrued interest is $4,156,386.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

^	Collateralized by:
	(5)	$250,000 Dresdner Funding Trust, 8.15%, 6/30/2031, value including accrued interest is $297,962; $489,600
Genworth Financial, Inc., 6.15%, 11/15/2066, value including accrued interest is $492,534; $750,000 Johnson
Controls, Inc., 5.50%, 1/15/2016, value including accrued interest is $728,300; $900,000 Reed Elsevier Capital,
5.69%, 6/15/2010, value including accrued interest is $901,863; $500,000 Schering-Plough Corp., 6.50%,
12/1/2033, value including accrued interest is $536,716; $1,187,500 Textron Financial Corp., 5.46%, 9/29/2009,
value including accrued interest is $1,193,565; $989,000 United Utilities, 5.375%, 2/1/2019, value including accrued interest is $949,070.
	(6)	$156,200 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, 6.14%, 9/20/2046, value including accrued interest is $139,259; $45,280 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%, 9/20/2046, value including accrued interest is $43,050; $80,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-26,
Class DB1, 7.49%, 11/25/2031, value including accrued interest is $29,378; $36,245 Credit Suisse First Boston
Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $28,801;
$43,980 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, 6.50%, 6/25/2036, value including accrued interest is
$39,121; $49,820 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%, 4/25/2036, value including accrued interest is $38,835; $125,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, 5.65%, 1/19/2036, value including accrued interest is $69,732; $58,990 Merrill Lynch Mtge. Investors Trust, Ser. 2006-A3, Class 4A2, 6.25%,
5/25/2036, value including accrued interest is $56,133; $65,531 Residential Accredit Loans, Inc., Ser. 2006-Q01,
Class 3A1, 5.59%, 2/25/2046, value including accrued interest is $56,236; $13,151 Residential Asset Securitization
Trust, Ser. 2006-A8, Class 2A8, 6.50%, 8/25/2036, value including accrued interest is $13,263; $21,590 Structured
Adjustable Rate Mtge. Loan Trust, Ser. 2006-10, Class 3A4, 6.53%, 11/25/2036, value including accrued interest is
$21,754; $639,710 Taylor, Bean & Whitaker Mtge. Backed Pass-Through Cert., Ser. 2006-2, Class 2A1, 6.50%,
7/25/2036, value including accrued interest is $448,185; $45,000 Washington Mutual Mtge. Pass-Through Cert.,
Ser. 2006-AR5, Class 4A1B, 5.60%, 7/25/2046, value including accrued interest is $36,254.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Financials	22.2%
Information Technology	18.3%
Health Care	17.0%
Consumer Staples	10.2%
Consumer Discretionary	9.6%
Energy	8.4%
Industrials	7.6%
Telecommunication Services	3.1%
Materials	1.9%
Utilities	1.7%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $959,912,160) including $45,517,211
of securities loaned	$1,275,963,275
Investments in affiliated money market fund, at value (cost $2,511,636)	2,511,636

Total investments	1,278,474,911
Cash	43,462
Receivable for securities sold	4,396,697
Receivable for Fund shares sold	33,500
Dividends receivable	1,239,852
Receivable for securities lending income	7,869
Prepaid expenses and other assets	134,976

Total assets	1,284,331,267

Liabilities
Payable for securities purchased	4,596,186
Payable for Fund shares redeemed	2,598,052
Payable for securities on loan	51,457,069
Advisory fee payable	18,743
Distribution Plan expenses payable	7,693
Due to other related parties	3,693
Accrued expenses and other liabilities	185,540

Total liabilities	58,866,976

Net assets	$1,225,464,291

Net assets represented by
Paid-in capital	$1,157,788,189
Overdistributed net investment income	(1,858,541)
Accumulated net realized losses on investments	(246,517,757)
Net unrealized gains on investments	316,052,400

Total net assets	$1,225,464,291

Net assets consists of
Class A	$667,521,510
Class B	189,580,583
Class C	86,582,082
Class I	281,780,116

Total net assets	$1,225,464,291

Shares outstanding (unlimited number of shares authorized)
Class A	25,883,700
Class B	7,865,888
Class C	3,591,839
Class I	10,745,589

Net asset value per share
Class A	$25.79
Class A — Offering price (based on sales charge of 5.75%)	$27.36
Class B	$24.10
Class C	$24.11
Class I	$26.22

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends	$10,809,829
Income from affiliate	587,916
Securities lending	22,730

Total investment income	11,420,475

Expenses
Advisory fee	3,582,015
Distribution Plan expenses
Class A	996,085
Class B	1,023,943
Class C	437,092
Administrative services fee	614,808
Transfer agent fees	2,217,586
Trustees’ fees and expenses	8,403
Printing and postage expenses	146,646
Custodian and accounting fees	166,917
Registration and filing fees	64,190
Professional fees	34,501
Interest expense	631
Other	15,006

Total expenses	9,307,823
Less: Expense reductions	(10,889)
Fee waivers and expense reimbursements	(136,064)

Net expenses	9,160,870

Net investment income	2,259,605

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	53,145,176
Foreign currency related transactions	(589)

Net realized gains on investments	53,144,587
Net change in unrealized gains or losses on investments	84,686,874

Net realized and unrealized gains or losses on investments	137,831,461

Net increase in net assets resulting from operations	$140,091,066

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006

Operations
Net investment income		$2,259,605		$5,453,302
Net realized gains on investments		53,144,587		106,456,455
Net change in unrealized gains
or losses on investments		84,686,874		(66,364,739)

Net increase in net assets resulting
from operations		140,091,066		45,545,018

Distributions to shareholders from
Net investment income
Class A		(2,907,686)		(2,733,714)
Class B		(262,634)		0
Class C		(108,882)		0
Class I		(1,638,722)		(1,807,523)
Net realized gains
Class A		(8,042,882)		(16,039,051)
Class B		(2,598,259)		(5,735,871)
Class C		(1,128,802)		(2,035,078)
Class I		(3,320,765)		(5,120,395)

Total distributions to shareholders		(20,008,632)		(33,471,632)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	338,273	8,338,796	6,287,920	146,758,032
Class B	121,958	2,822,883	363,345	8,003,046
Class C	59,309	1,385,637	146,923	3,186,405
Class I	224,346	5,484,964	330,567	7,848,585

		18,032,280		165,796,068

Net asset value of shares issued in
reinvestment of distributions
Class A	415,402	10,352,678	782,536	17,994,953
Class B	117,534	2,744,259	256,868	5,512,402
Class C	48,487	1,132,213	87,140	1,870,014
Class I	178,740	4,527,883	267,163	6,264,766

		18,757,033		31,642,135

Automatic conversion of Class B shares
to Class A shares
Class A	869,677	21,502,993	2,345,980	55,226,305
Class B	(930,023)	(21,502,993)	(2,501,311)	(55,226,305)

		0		0

Payment for shares redeemed
Class A	(3,209,542)	(79,242,304)	(16,104,284)	(380,974,298)
Class B	(1,244,366)	(28,690,744)	(3,852,695)	(84,738,228)
Class C	(442,113)	(10,213,092)	(1,340,832)	(29,558,779)
Class I	(727,924)	(18,338,449)	(1,884,059)	(44,770,351)

		(136,484,589)		(540,041,656)

Net decrease in net assets resulting
from capital share transactions		(99,695,276)		(342,603,453)

Total increase (decrease) in net assets		20,387,158		(330,530,067)
Net assets
Beginning of period		1,205,077,133		1,535,607,200

End of period		$1,225,464,291		$1,205,077,133

Undistributed (overdistributed) net
investment income		$(1,858,541)		$799,778

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Fundamental Large Cap Fund, increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2007, EIMC contractually waived its advisory fee in the amount of $130,765 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $5,299.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2007, the Fund paid brokerage commissions of $127,118 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2007, EIS received $8,621 from the sale of Class A shares and $185,586 and $863 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $96,894,995 and $172,277,087, respectively, for the six months ended January 31, 2007.

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the value of collateral amounted to $45,517,211 and $51,457,069, respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $967,013,970. The gross unrealized appreciation and depreciation on securities based on tax cost was $319,131,451 and $7,670,510, respectively, with a net unrealized appreciation of $311,460,941.

As of July 31, 2006, the Fund had $279,612,645 in capital loss carryovers for federal income tax purposes with $66,724,911 expiring in 2009, $210,303,781 expiring in 2010 and $2,583,953 expiring in 2011.

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 7,308,827 shares of the Fund and received securities valued at $167,997,958 and $5,879,044 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $41,082,638, which is not realized for tax purposes by the Fund.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the six months ended January 31, 2007, the Fund had average borrowings outstanding of $10,740 (on an annualized basis) at a rate of 5.88% and paid interest of $631.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Fundamental Large Cap Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

27

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

28

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds gener-

29

ADDITIONAL INFORMATION (unaudited) continued

ally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $273 billion in assets as of December 31, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

565221 rv4 3/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565221 rv4  3/2007

Evergreen Intrinsic Value Fund

Evergreen

INTRINSIC VALUE FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	ABOUT YOUR FUND’S EXPENSES
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENT OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
22	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Intrinsic Value Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1%.

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen

1

LETTER TO SHAREHOLDERS continued

Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

2

Notice to Shareholders:

• The Fund’s prospectus has been amended to make the following change to the Fund’s short-term trading policy effective April 2, 2007:

To limit the negative effects of short-term trading on the Fund, the Fund’s Board of Trustees has adopted certain restrictions on trading by investors. If an investor redeems more than $5,000 (including redemptions that are a part of an exchange transaction) from an Evergreen Fund, that investor is “blocked” from purchasing shares of the Fund (including purchases that are a part of an exchange transaction) for 30 calendar days after the redemption. The short-term trading policy does not apply to:

• Money market funds;

• Evergreen Institutional Enhanced Income Fund; Evergreen Adjustable Rate Fund; and Evergreen Ultra Short Opportunities Fund;

• Systematic investments or exchanges where Evergreen or the financial intermediary maintaining the shareholder account identifies to Evergreen the transaction as a systematic redemption or purchase at the time of the transaction;

• Rebalancing transactions within certain asset allocation or “wrap” programs where Evergreen or the financial intermediary is able to identify the transaction as part of a firm-approved asset allocation program;

• Purchases by a “fund of funds” into the underlying fund vehicle and purchases by 529 Plans:

• Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships; withdrawals of shares acquired by participants through payroll deductions; and, shares acquired or sold by a participant in connection with plan loans; and

• Purchases below $5,000 (including purchases that are a part of an exchange transaction).

There are certain limitations on the Fund’s ability to detect and prevent short-term trading. For example, while the Fund has access to trading information relating to investors who trade and hold their shares directly with the Fund, the Fund may not have immediate access to such information for investors who trade through financial intermediaries such as broker dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Fund. The Fund may be unable to compel financial intermediaries to apply the Fund’s short-term trading policy described above. The Fund reserves the right, in its sole discretion, to allow financial intermediaries to apply alternative short-term trading policies. The Fund will use reasonable diligence to confirm that such intermediary is applying the Fund’s short-term trading policy or an acceptable alternative. Consult the disclosure provided by your financial intermediary for any alternative short-term trading policies that may apply to your account. It is possible that excessive short-term trading or trading in violation of the Fund’s trading restrictions may occur despite the Fund’s efforts to prevent them.

• Effective April 2, 2007, the “Reinstatement Privileges” described in the Fund’s prospectus are eliminated.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Metropolitan West Capital Management, LLC

Portfolio Managers:

• Howard Gleicher, CFA
• Gary W. Lisenbee
• David M. Graham
• Jeffrey Peck

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 1/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 8/1/2006

	Class A	Class B	Class C	Class I
Class inception date	8/1/2006	8/1/2006	8/1/2006	8/1/2006

Nasdaq symbol	EIVAX	EIVBX	EIVCX	EIVIX

Cumulative return

Since portfolio inception with sales charge	5.25%	6.49%	10.49%	N/A

Since portfolio inception w/o sales charge	11.67%	11.49%	11.49%	11.83%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund’s performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund’s recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Since the fund tends to invest in a smaller number of stocks than many similar mutual funds, changes in the value of individual stocks may have a larger impact on its net asset value than such fluctuations would if the fund were more broadly invested.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2007, and subject to change.

4

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period

Actual
Class A	$ 1,000.00	$ 1,116.74	$ 6.90*
Class B	$ 1,000.00	$ 1,114.90	$ 10.82*
Class C	$ 1,000.00	$ 1,114.94	$ 10.82*
Class I	$ 1,000.00	$ 1,118.33	$ 5.63*
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.65	$ 6.61**
Class B	$ 1,000.00	$ 1,014.92	$ 10.36**
Class C	$ 1,000.00	$ 1,014.92	$ 10.36**
Class I	$ 1,000.00	$ 1,019.86	$ 5.40**

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.30% for Class A, 2.04% for Class B, 2.04% for Class C and 1.06% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

**	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.30% for Class A, 2.04% for Class B, 2.04% for Class C and 1.06% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended
January 31, 2007[1]
CLASS A	(unaudited)

Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (loss)	0.03
Net realized and unrealized gains or losses on investments	1.14

Total from investment operations	1.17

Distributions to shareholders from
Net investment income	(0.03)

Net asset value, end of period	$ 11.14

Total return[2]	11.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,746
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.30%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.87%[3]
Net investment income (loss)	0.70%[3]
Portfolio turnover rate	4%

1 For the period from August 1, 2006 (commencement of class operations), to January 31, 2007.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended
January 31, 2007[1]
CLASS B	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	1.15

Total from investment operations	1.15

Distributions to shareholders from
Net investment income	(0.01)

Net asset value, end of period	$11.14

Total return[2]	11.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,241
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.04%[3]
Expenses excluding waivers/reimbursements and expense reductions	2.61%[3]
Net investment income (loss)	(0.03%)[3]
Portfolio turnover rate	4%

1 For the period from August 1, 2006 (commencement of class operations), to January 31, 2007.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended
January 31, 2007[1]
CLASS C	(unaudited)

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income (loss)	0
Net realized and unrealized gains or losses on investments	1.15

Total from investment operations	1.15

Distributions to shareholders from
Net investment income	(0.01)

Net asset value, end of period	$11.14

Total return[2]	11.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,027
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.04%[3]
Expenses excluding waivers/reimbursements and expense reductions	2.61%[3]
Net investment income (loss)	(0.01%)[3]
Portfolio turnover rate	4%

1 For the period from August 1, 2006 (commencement of class operations), to January 31, 2007.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended
January 31, 2007[1]
CLASS I	(unaudited)

Net asset value, beginning of period	$ 10.00

Income from investment operations
Net investment income (loss)	0.04
Net realized and unrealized gains or losses on investments	1.14

Total from investment operations	1.18

Distributions to shareholders from
Net investment income	(0.03)

Net asset value, end of period	$ 11.15

Total return	11.83%

Ratios and supplemental data
Net assets, end of period (thousands)	$40,737
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.06%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.63%[2]
Net investment income (loss)	0.82%[2]
Portfolio turnover rate	4%

1 For the period from August 1, 2006 (commencement of class operations), to January 31, 2007.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 12.7%
Household Durables 2.0%
Matsushita Electric Industrial Co., Ltd., ADR	72,900	$1,452,168

Media 7.5%
Time Warner, Inc.	92,000	2,012,040
Walt Disney Co.	58,900	2,071,513
Warner Music Group Corp.	66,900	1,434,336

		5,517,889

Multi-line Retail 3.2%
J.C. Penney Co., Inc.	29,450	2,392,518

CONSUMER STAPLES 15.6%
Beverages 2.5%
Diageo plc, ADR	23,850	1,877,711

Food & Staples Retailing 2.9%
Sysco Corp.	61,200	2,114,460

Food Products 4.9%
Archer Daniels Midland Co.	62,050	1,985,600
Kellogg Co.	33,250	1,638,227

		3,623,827

Personal Products 2.4%
L’Oreal Co., ADR	82,600	1,761,445

Tobacco 2.9%
UST, Inc.	36,780	2,112,643

ENERGY 5.5%
Energy Equipment & Services 2.3%
Weatherford International, Ltd. *	42,800	1,728,264

Oil, Gas & Consumable Fuels 3.2%
ConocoPhillips	35,350	2,347,594

FINANCIALS 16.5%
Capital Markets 6.0%
Charles Schwab Corp.	118,000	2,232,560
Morgan Stanley	26,600	2,202,214

		4,434,774

Commercial Banks 2.4%
Mitsubishi UFJ Financial Group, Inc., ADR	143,800	1,747,170

Diversified Financial Services 3.0%
JPMorgan Chase & Co.	43,300	2,205,269

Insurance 5.1%
AFLAC, Inc.	37,100	1,766,331
American International Group, Inc.	29,700	2,032,965

		3,799,296

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 10.6%
Health Care Equipment & Supplies 5.8%
Baxter International, Inc.	41,100	$2,041,026
C.R. Bard, Inc.	23,000	1,897,960
Hospira, Inc. *	9,300	342,054

		4,281,040

Health Care Providers & Services 2.2%
Community Health Systems, Inc. *	45,000	1,608,750

Pharmaceuticals 2.6%
AstraZeneca plc, ADR	33,850	1,893,907

INDUSTRIALS 8.3%
Aerospace & Defense 5.4%
Boeing Co.	25,400	2,274,824
Northrop Grumman Corp.	24,000	1,702,560

		3,977,384

Machinery 2.9%
Deere & Co.	21,400	2,145,992

INFORMATION TECHNOLOGY 13.1%
Computers & Peripherals 5.9%
Apple, Inc. *	30,400	2,606,192
International Business Machines Corp.	17,850	1,769,827

		4,376,019

Electronic Equipment & Instruments 2.2%
Molex, Inc., Class A	60,200	1,582,658

Semiconductors & Semiconductor Equipment 2.2%
Texas Instruments, Inc.	52,500	1,637,475

Software 2.8%
Oracle Corp. *	121,300	2,081,508

MATERIALS 4.5%
Chemicals 2.2%
Air Products & Chemicals, Inc.	22,000	1,642,520

Paper & Forest Products 2.3%
Weyerhaeuser Co.	22,200	1,665,000

TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	52,450	1,973,694

Wireless Telecommunication Services 2.0%
Vodafone Group plc, ADR	50,000	1,469,500

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 4.2%
Electric Utilities 1.6%
FPL Group, Inc.	21,050	$1,192,483

Multi-Utilities 2.6%
Dominion Resources, Inc.	23,100	1,916,376

Total Common Stocks (cost $69,207,617)		70,559,334

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $5,042,334)	5,042,334	5,042,334

Total Investments (cost $74,249,951) 102.5%		75,601,668
Other Assets and Liabilities (2.5%)		(1,850,843)

Net Assets 100.0%		$73,750,825

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Financials	17.2%
Consumer Staples	16.3%
Information Technology	13.7%
Consumer Discretionary	13.3%
Health Care	11.0%
Industrials	8.7%
Energy	5.8%
Telecommunication Services	4.9%
Materials	4.7%
Utilities	4.4%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $69,207,617)	$70,559,334
Investments in affiliated money market fund, at value (cost $5,042,334)	5,042,334

Total investments	75,601,668
Cash	6,398
Receivable for Fund shares sold	915,238
Dividends receivable	88,151
Prepaid expenses and other assets	5,678

Total assets	76,617,133

Liabilities
Payable for securities purchased	2,787,098
Payable for Fund shares redeemed	12,426
Advisory fee payable	1,089
Distribution Plan expenses payable	445
Due to other related parties	1,030
Accrued expenses and other liabilities	64,220

Total liabilities	2,866,308

Net assets	$73,750,825

Net assets represented by
Paid-in capital	$72,328,013
Undistributed net investment income	14,403
Accumulated net realized gains on investments	56,692
Net unrealized gains on investments	1,351,717

Total net assets	$73,750,825

Net assets consists of
Class A	$21,746,000
Class B	5,240,594
Class C	6,026,980
Class I	40,737,251

Total net assets	$73,750,825

Shares outstanding (unlimited number of shares authorized)
Class A	1,951,716
Class B	470,334
Class C	541,141
Class I	3,653,938

Net asset value per share
Class A	$11.14
Class A — Offering price (based on sales charge of 5.75%)	$11.82
Class B	$11.14
Class C	$11.14
Class I	$11.15

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited) (a)

Investment income
Dividends (net of foreign withholding taxes of $106)	$164,433
Income from affiliate	63,403
Interest	4,510

Total investment income	232,346

Expenses
Advisory fee	75,238
Distribution Plan expenses
Class A	9,786
Class B	11,807
Class C	14,079
Administrative services fee	12,082
Transfer agent fees	4,785
Trustees’ fees and expenses	167
Printing and postage expenses	10,931
Custodian and accounting fees	7,944
Registration and filing fees	63,158
Professional fees	22,375
Other	602

Total expenses	232,954
Less: Expense reductions	(3,840)
Fee waivers	(69,663)

Net expenses	159,451

Net investment income	72,895

Net realized gains on investments	56,692
Net change in unrealized gains or losses on investments	1,351,717

Net realized and unrealized gains or losses on investments	1,408,409

Net increase in net assets resulting from operations	$1,481,304

(a) For the period from August 1, 2006 (commencement of operations), to January 31, 2007.

See Notes to Financial Statements

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007 (a)
	(unaudited)

Operations
Net investment income		$72,895
Net realized gains on investments		56,692
Net change in unrealized gains or losses on investments		1,351,717

Net increase in net assets resulting from operations		1,481,304

Distributions to shareholders from
Net investment income
Class A		(31,856)
Class B		(2,980)
Class C		(3,846)
Class I		(19,810)

Total distributions to shareholders		(58,492)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	1,982,264	21,452,740
Class B	480,526	5,155,001
Class C	544,125	5,825,745
Class I	3,695,445	40,833,930

		73,267,416

Net asset value of shares issued in reinvestment of distributions
Class A	2,230	24,823
Class B	112	1,246
Class C	252	2,803
Class I	1,132	12,600

		41,472

Payment for shares redeemed
Class A	(32,778)	(360,732)
Class B	(10,304)	(112,908)
Class C	(3,236)	(35,732)
Class I	(42,639)	(471,503)

		(980,875)

Net increase in net assets resulting from capital share transactions		72,328,013

Total increase in net assets		73,750,825
Net assets
Beginning of period		0

End of period		$73,750,825

Undistributed net investment income		$14,403

(a) For the period from August 1, 2006 (commencement of operations), to January 31, 2007.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intrinsic Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.45% as average daily net assets increase.

Metropolitan West Capital Management, LLC (“MetWest”), an indirect subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $69,663.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2007, EIS received $19,697 from the sale of Class A shares and $4,192 and $104 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $70,085,139 and $934,214, respectively, for the six months ended January 31, 2007.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $74,249,951. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,254,613 and $902,896, respectively, with a net unrealized appreciation of $1,351,717.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions in the amount of $3,840, which represents 0.03% of its average daily net assets (on an annualized basis).

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

The Fund’s Board of Trustees considered the proposed investment advisory agreement between the Fund and EIMC and the proposed sub-advisory agreement among the Fund, EIMC and MetWest at a meeting held in March of 2006. At that meeting, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, EIMC, or MetWest approved the Fund’s investment advisory agreements.

The Board of Trustees regularly meets with representatives of Evergreen Investments (“Evergreen”) during the course of the year, and met with representatives of MetWest in March of 2006, and, in considering the advisory and administrative arrangements for the Fund, the Trustees took into account information provided in those meetings. The Trustees also considered that, at the time of their March 2006 meeting, Evergreen’s parent company was in the process of acquiring MetWest.

The disinterested Trustees discussed the approval of the investment advisory agreements with representatives of Evergreen and with legal counsel. In all of its deliberations with respect to the Fund and the investment advisory agreements, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Fund. In considering the investment advisory agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

The Trustees considered that EIMC, MetWest, and EIMC’s affiliates would provide a comprehensive investment management service and implement an investment program for the Fund. The Trustees also considered that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Evergreen funds overall were generally satisfactory. In considering approval of the Fund’s investment advisory agreements with EIMC and MetWest, the Trustees considered, among other factors, MetWest’s portfolio management team’s investment approach, information regarding MetWest’s historical investment performance with respect to comparable investment products, the fees to be paid by the Fund to EIMC and the affiliates of EIMC and by EIMC to MetWest, and the projected expenses that the Fund would pay after its launch. On the basis of these factors, they determined that the nature and scope of the services proposed to be provided by EIMC and MetWest were likely to be consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment program and best interests of the Fund.

The Trustees considered whether growth in assets of the Fund might result in economies of scale and noted that the advisory fee for the Fund contemplated breakpoints starting at $1 billion, which appeared reasonable to the Trustees in light of the information available to them and the fact that the Fund was in a start-up phase. The Trustees also noted that EIMC had agreed to an expense limitation for the Fund’s first year of operations. The Trustees also reviewed fees paid by

22

ADDITIONAL INFORMATION (unaudited) continued

other comparable investment companies and by comparable institutional accounts managed by Evergreen. The Trustees noted that the combined management and administrative fees were below the average of the peer group of funds compiled by Evergreen from information provided by an independent data provider. The Trustees also relied, in part, on comparisons of the Fund’s projected expenses to the expenses of other mutual funds with similar investment strategies. In their consideration of the fees to be paid by the Fund, the Trustees considered information provided by EIMC regarding the profitability of the Fund to EIMC on the basis of which the Trustees determined that the likely profitability did not appear unreasonable.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

579104   3/2007

Evergreen Large Cap Value Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Large Cap Value Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1%.

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts. However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

1

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index(R). Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Manager:

• Edmond Choi

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/31/1989

	Class A	Class B	Class C	Class I
Class inception date	5/31/1989	1/6/2003	1/6/2003	1/6/2003

Nasdaq symbol	EILAX	EILBX	EILCX	EILIX

6-month return with sales charge	4.69%	5.70%	9.68%	N/A

6-month return w/o sales charge	11.11%	10.70%	10.68%	11.24%

Average annual return*

1-year with sales charge	3.95%	4.22%	8.19%	N/A

1-year w/o sales charge	10.26%	9.22%	9.19%	10.30%

5-year	4.34%	4.56%	4.90%	5.72%

10-year	7.52%	7.80%	7.80%	8.22%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A. Historical performance for Class A prior to 1/6/2003 is based on the performance of the fund’s predecessor fund, GMO Pelican Fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not and the predecessor fund did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Large Cap Value Fund Class A shares versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007. The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,111.14	$ 6.17
Class B	$ 1,000.00	$ 1,107.04	$ 10.30
Class C	$ 1,000.00	$ 1,106.84	$ 10.30
Class I	$ 1,000.00	$ 1,112.35	$ 5.06
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.36	$ 5.90
Class B	$ 1,000.00	$ 1,015.43	$ 9.86
Class C	$ 1,000.00	$ 1,015.43	$ 9.86
Class I	$ 1,000.00	$ 1,020.42	$ 4.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.16% for Class A, 1.94% for Class B, 1.94% for Class C and 0.95% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,				Year Ended February 28,
	January 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003[1]	2003[2]	2002[2,3]

Net asset value, beginning of period	$ 11.40	$ 11.54	$ 10.36	$ 8.84	$ 7.76	$ 10.83	$ 11.37

Income from investment operations
Net investment income (loss)	0.07	0.11	0.12	0.10[4]	0.05	0.24	0.22
Net realized and unrealized gains
or losses on investments	1.17	(0.14)	1.17	1.51	1.21	(2.59)	0.03[5]

Total from investment operations	1.24	(0.03)	1.29	1.61	1.26	(2.35)	0.25

Distributions to shareholders from
Net investment income	(0.10)	(0.11)	(0.11)	(0.09)	(0.18)	(0.12)	(0.20)
Net realized gains	(0.71)	0	0	0	0	(0.60)	(0.59)

Total distributions to shareholders	(0.81)	(0.11)	(0.11)	(0.09)	(0.18)	(0.72)	(0.79)

Net asset value, end of period	$ 11.83	$ 11.40	$ 11.54	$ 10.36	$ 8.84	$ 7.76	$ 10.83

Total return[6]	11.11%	(0.25%)[7]	12.51%	18.23%	16.32%	(22.64%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,957	$48,755	$61,818	$44,423	$22,310	$17,730	$114,299
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.16%[8]	1.16%	1.12%	1.19%	1.17%[8]	0.78%	0.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.44%[8]	1.34%	1.33%	1.57%	1.95%[8]	1.06%	0.94%
Net investment income (loss)	1.15%[8]	0.90%	1.15%	1.01%	1.38%[8]	1.52%	1.97%
Portfolio turnover rate	43%	99%	60%	130%	56%	150%	72%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

2 Effective at the close of business on January 3, 2003, the Fund acquired the net assets of GMO Pelican Fund. GMO Pelican Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to January 6, 2003 are those of GMO Pelican Fund.

3 As required, effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on its fixed-income securities. The effects of this change for the year ended February 28, 2002 were a decrease in net investment income per share of $0.02; an increase in net realized gains or losses per share of $0.02; and a decrease to the ratio of net investment income to average net assets of 0.16% .

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

6 Excluding applicable sales charges

7 Total return increased by 0.17% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.

8 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,				Year Ended
	January 31, 2007					February 28,
CLASS B	(unaudited)	2006	2005	2004	2003[1]	2003[2]

Net asset value, beginning of period	$ 11.37	$ 11.51	$ 10.34	$ 8.82	$ 7.76	$ 8.55

Income from investment operations
Net investment income (loss)	0.02	0.01	0.04	0.02[3]	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	1.17	(0.13)	1.15	1.51	1.20	(0.79)

Total from investment operations	1.19	(0.12)	1.19	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.02)	(0.01)	(0.15)	0
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.76)	(0.02)	(0.02)	(0.01)	(0.15)	0

Net asset value, end of period	$ 11.80	$ 11.37	$ 11.51	$ 10.34	$ 8.82	$ 7.76

Total return[4]	10.70%	(1.05%)[5]	11.57%	17.33%	15.71%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$20,774	$21,500	$25,751	$19,835	$5,790	$1,174
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.94%[6]	1.94%	1.94%	2.05%	2.14%[6]	2.15%[6]
Expenses excluding waivers/reimbursements
and expense reductions	2.22%[6]	2.12%	2.11%	2.41%	2.91%[6]	2.15%[6]
Net investment income (loss)	0.37%[6]	0.12%	0.33%	0.15%	0.34%[6]	0.13%[6]
Portfolio turnover rate	43%	99%	60%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Total return increased by 0.17% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.

6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,				Year Ended
	January 31, 2007					February 28,
CLASS C	(unaudited)	2006	2005	2004	2003[1]	2003[2]

Net asset value, beginning of period	$ 11.39	$ 11.52	$ 10.35	$ 8.83	$ 7.76	$ 8.55

Income from investment operations
Net investment income (loss)	0.02	0.01	0.04	0.01[3]	0.01[3]	0[3]
Net realized and unrealized gains or losses on investments	1.17	(0.12)	1.15	1.52	1.20	(0.79)

Total from investment operations	1.19	(0.11)	1.19	1.53	1.21	(0.79)

Distributions to shareholders from
Net investment income	(0.05)	(0.02)	(0.02)	(0.01)	(0.14)	0
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.76)	(0.02)	(0.02)	(0.01)	(0.14)	0

Net asset value, end of period	$ 11.82	$ 11.39	$ 11.52	$ 10.35	$ 8.83	$ 7.76

Total return[4]	10.68%	(0.97%)[5]	11.54%	17.33%	15.73%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,871	$8,625	$11,827	$10,860	$2,824	$ 144
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.94%[6]	1.94%	1.94%	2.05%	2.16%[6]	2.14%[6]
Expenses excluding waivers/reimbursements
and expense reductions	2.22%[6]	2.12%	2.11%	2.41%	2.93%[6]	2.14%[6]
Net investment income (loss)	0.37%[6]	0.12%	0.35%	0.15%	0.29%[6]	0.25%[6]
Portfolio turnover rate	43%	99%	60%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Total return increased by 0.18% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.

6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended July 31,				Year Ended
	January 31, 2007					February 28,
CLASS I	(unaudited)	2006	2005	2004	2003[1]	2003[2]

Net asset value, beginning of period	$11.40	$11.53	$ 10.36	$ 8.84	$ 7.76	$8.55

Income from investment operations
Net investment income (loss)	0.08[3]	0.12[3]	0.13[3]	0.12[3]	0.09	0.01[3]
Net realized and unrealized gains or losses on investments	1.17	(0.11)	1.17	1.50	1.17	(0.80)

Total from investment operations	1.25	0.01	1.30	1.62	1.26	(0.79)

Distributions to shareholders from
Net investment income	(0.11)	(0.14)	(0.13)	(0.10)	(0.18)	0
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.82)	(0.14)	(0.13)	(0.10)	(0.18)	0

Net asset value, end of period	$11.83	$11.40	$ 11.53	$10.36	$ 8.84	$7.76

Total return	11.24%	0.05%[4]	12.60%	18.36%	16.36%	(9.24%)

Ratios and supplemental data
Net assets, end of period (thousands)	$3,861	$2,177	$46,279	$6,316	$ 476	$ 136
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.95%[5]	0.94%	0.94%	1.06%	1.14%[5]	1.21%[5]
Expenses excluding waivers/reimbursements
and expense reductions	1.23%[5]	1.12%	1.11%	1.42%	1.91%[5]	1.21%[5]
Net investment income (loss)	1.36%[5]	1.04%	1.18%	1.15%	1.34%[5]	1.09%[5]
Portfolio turnover rate	43%	99%	60%	130%	56%	150%

1 For the five months ended July 31, 2003. The Fund changed its fiscal year end from February 28 to July 31, effective July 31, 2003.

2 For the period from January 6, 2003 (commencement of class operations), to February 28, 2003.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Total return increased by 0.18% during the year due to a voluntary reimbursement by the investment sub-advisor for losses incurred due to the correction of a trading error.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 15.2%
Automobiles 1.0%
Harley-Davidson, Inc.	11,700	$ 798,759

Diversified Consumer Services 0.7%
ITT Educational Services, Inc. *	7,200	558,720

Hotels, Restaurants & Leisure 0.9%
Starbucks Corp. *	20,700	723,258

Media 1.6%
Gannett Co., Inc.	15,000	872,100
McGraw-Hill Cos.	7,300	489,684

		1,361,784

Multi-line Retail 1.1%
Kohl’s Corp. *	6,300	446,733
Target Corp.	7,700	472,472

		919,205

Specialty Retail 8.6%
AutoZone, Inc. *	3,200	402,016
Bed, Bath & Beyond, Inc. *	13,500	569,565
Best Buy Co., Inc.	8,200	413,280
Home Depot, Inc.	60,500	2,464,770
Lowe’s Cos.	70,500	2,376,555
Staples, Inc.	19,900	511,828
TJX Companies, Inc.	12,200	360,754

		7,098,768

Textiles, Apparel & Luxury Goods 1.3%
Liz Claiborne, Inc.	12,200	541,680
VF Corp.	6,500	493,155

		1,034,835

CONSUMER STAPLES 7.4%
Food & Staples Retailing 5.3%
Kroger Co.	30,600	783,360
Safeway, Inc.	18,800	677,364
Wal-Mart Stores, Inc.	49,600	2,365,424
Walgreen Co.	11,900	539,070

		4,365,218

Food Products 0.6%
Kraft Foods, Inc., Class A (p)	13,800	481,896

Tobacco 1.5%
Altria Group, Inc.	13,400	1,171,026
UST, Inc.	1,200	68,928

		1,239,954

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 8.2%
Oil, Gas & Consumable Fuels 8.2%
Anadarko Petroleum Corp.	12,400	$ 542,500
Apache Corp.	5,800	423,226
Chevron Corp.	16,100	1,173,368
Exxon Mobil Corp.	53,100	3,934,710
Occidental Petroleum Corp.	14,300	662,948

		6,736,752

FINANCIALS 27.2%
Commercial Banks 5.9%
BB&T Corp.	15,000	633,900
Comerica, Inc.	11,200	664,160
Fifth Third Bancorp	15,200	606,480
International Bancshares Corp.	2,700	79,137
National City Corp.	37,600	1,423,160
PNC Financial Services Group, Inc.	5,400	398,358
U.S. Bancorp	30,200	1,075,120

		4,880,315

Diversified Financial Services 8.1%
Bank of America Corp.	42,324	2,225,396
Citigroup, Inc.	71,700	3,952,821
Moody’s Corp.	6,600	472,296

		6,650,513

Insurance 7.7%
AFLAC, Inc.	19,500	928,395
Allstate Corp.	12,500	752,000
Ambac Financial Group, Inc.	7,300	643,130
American International Group, Inc.	23,000	1,574,350
MBIA, Inc.	8,400	603,372
Old Republic International Corp.	18,525	413,108
Progressive Corp.	23,000	533,370
Torchmark Corp.	7,400	480,926
UnumProvident Corp.	21,000	462,000

		6,390,651

Thrifts & Mortgage Finance 5.5%
Countrywide Financial Corp.	12,300	534,804
Fannie Mae	31,500	1,780,695
MGIC Investment Corp.	7,000	432,040
PMI Group, Inc.	9,500	454,290
Radian Group, Inc.	7,300	439,606
Washington Mutual, Inc.	19,736	880,028

		4,521,463

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 20.3%
Health Care Equipment & Supplies 1.6%
Stryker Corp.	11,400	$ 706,116
Zimmer Holdings, Inc. *	7,000	589,540

		1,295,656

Health Care Providers & Services 7.9%
AmerisourceBergen Corp.	18,700	979,506
Cardinal Health, Inc.	17,900	1,278,418
Express Scripts, Inc. *	10,700	743,864
McKesson Corp.	18,500	1,031,375
Quest Diagnostics, Inc.	10,700	561,536
UnitedHealth Group, Inc.	36,600	1,912,716

		6,507,415

Pharmaceuticals 10.8%
Bristol-Myers Co.	21,100	607,469
Forest Laboratories, Inc. *	25,200	1,413,972
Merck & Co., Inc.	68,700	3,074,325
Pfizer, Inc.	146,700	3,849,408

		8,945,174

INDUSTRIALS 4.6%
Air Freight & Logistics 1.1%
FedEx Corp.	8,300	916,320

Building Products 1.3%
American Standard Companies, Inc.	10,700	528,473
Masco Corp.	16,700	534,233

		1,062,706

Commercial Services & Supplies 0.5%
Pitney Bowes, Inc.	9,200	440,404

Machinery 1.7%
Danaher Corp.	9,800	725,788
Paccar, Inc.	10,300	688,761

		1,414,549

INFORMATION TECHNOLOGY 7.2%
Communications Equipment 1.3%
Cisco Systems, Inc. *	42,100	1,119,439

Computers & Peripherals 2.4%
Dell, Inc. *	63,100	1,530,175
Lexmark International, Inc., Class A *	7,200	453,816

		1,983,991

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.4%
First Data Corp.	24,800	$ 616,528
Fiserv, Inc. *	9,600	504,672

		1,121,200

Software 2.1%
Intuit, Inc. *	13,700	430,865
Microsoft Corp.	42,400	1,308,464

		1,739,329

TELECOMMUNICATION SERVICES 6.6%
Diversified Telecommunication Services 6.6%
AT&T, Inc.	57,448	2,161,749
Verizon Communications, Inc.	84,500	3,254,940

		5,416,689

Total Common Stocks (cost $70,994,004)		79,724,963

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
AIM Short Term Investment Co. Liquid Assets Class I, 5.25% q (p)(p)	468,000	468,000
Evergreen Institutional Money Market Fund, Class I, 5.21% q ƒ ø	2,175,979	2,175,979

Total Short-Term Investments (cost $2,643,979)		2,643,979

Total Investments (cost $73,637,983) 99.9%		82,368,942
Other Assets and Liabilities 0.1%		93,253

Net Assets 100.0%		$82,462,195

*	Non-income producing security
(p)	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
(p)(p)	Represents investment of cash collateral received from securities on loan.
ƒ	All or a portion of this security was pledged to cover inital margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Financials	28.2%
Health Care	21.0%
Consumer Discretionary	15.7%
Energy	8.4%
Consumer Staples	7.6%
Information Technology	7.5%
Telecommunications	6.8%
Industrials	4.8%

100%

See Notes to Financial Statements
14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $71,462,004) including $453,960 of securities loaned	$ 80,192,963
Investments in affiliated money market fund, at value (cost $2,175,979)	2,175,979

Total investments	82,368,942
Segregated cash	14,000
Receivable for securities sold	1,050,347
Receivable for Fund shares sold	61,577
Dividends receivable	139,380
Receivable for daily variation margin on open futures contracts	8,194
Prepaid expenses and other assets	28,127

Total assets	83,670,567

Liabilities
Payable for securities purchased	672,295
Payable for Fund shares redeemed	44,050
Payable for securities on loan	468,000
Advisory fee payable	967
Distribution Plan expenses payable	1,096
Accrued expenses and other liabilities	21,964

Total liabilities	1,208,372

Net assets	$ 82,462,195

Net assets represented by
Paid-in capital	$ 73,893,583
Overdistributed net investment income	(143,852)
Accumulated net realized losses on investments	(29,610)
Net unrealized gains on investments	8,742,074

Total net assets	$ 82,462,195

Net assets consists of
Class A	$ 48,956,975
Class B	20,773,924
Class C	8,870,530
Class I	3,860,766

Total net assets	$ 82,462,195

Shares outstanding (unlimited number of shares authorized)
Class A	4,137,626
Class B	1,760,323
Class C	750,376
Class I	326,474

Net asset value per share
Class A	$ 11.83
Class A — Offering price (based on sales charge of 5.75%)	$ 12.55
Class B	$ 11.80
Class C	$ 11.82
Class I	$ 11.83

See Notes to Financial Statements
15

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends	$ 888,020
Income from affiliate	59,322
Securities lending	1,322

Total investment income	948,664

Expenses
Advisory fee	287,666
Distribution Plan expenses
Class A	53,670
Class B	106,925
Class C	43,778
Administrative services fee	40,933
Transfer agent fees	97,199
Trustees’ fees and expenses	1,318
Printing and postage expenses	17,446
Custodian and accounting fees	14,594
Registration and filing fees	30,372
Professional fees	9,631
Other	1,575

Total expenses	705,107
Less: Expense reductions	(748)
Fee waivers	(113,691)

Net expenses	590,668

Net investment income	357,996

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	2,971,723
Futures contracts	38,589

Net realized gains on investments	3,010,312
Net change in unrealized gains or losses on investments	5,098,765

Net realized and unrealized gains or losses on investments	8,109,077

Net increase in net assets resulting from operations	$ 8,467,073

See Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006

Operations
Net investment income	$ 357,996		$ 807,757
Net realized gains on investments	3,010,312		6,468,104
Net change in unrealized gains or losses
on investments	5,098,765		(7,200,831)

Net increase in net assets resulting from
operations	8,467,073		75,030

Distributions to shareholders from
Net investment income
Class A		(399,200)		(551,587)
Class B		(88,698)		(41,259)
Class C		(37,154)		(16,654)
Class I		(30,345)		(313,811)
Net realized gains
Class A		(2,896,341)		0
Class B		(1,236,837)		0
Class C		(515,343)		0
Class I		(126,933)		0

Total distributions to shareholders	(5,330,851)		(923,311)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	182,312	2,138,299	472,852	5,384,582
Class B	64,856	755,753	195,268	2,208,868
Class C	98,892	1,161,661	121,932	1,382,121
Class I	161,577	1,855,393	553,220	6,237,837

	5,911,106		15,213,408

Net asset value of shares issued in
reinvestment of distributions
Class A	264,474	3,026,621	43,564	497,963
Class B	106,799	1,217,280	3,315	37,728
Class C	39,103	446,463	1,184	13,505
Class I	5,418	62,208	26,265	300,328

	4,752,572		849,524

Automatic conversion of Class B shares to
Class A shares
Class A	64,714	758,586	81,827	937,670
Class B	(64,894)	(758,586)	(82,053)	(937,670)

	0		0

Payment for shares redeemed
Class A	(649,559)	(7,577,683)	(1,681,584)	(19,091,804)
Class B	(236,625)	(2,764,492)	(464,524)	(5,277,726)
Class C	(144,634)	(1,685,215)	(392,817)	(4,453,316)
Class I	(31,543)	(367,252)	(4,400,559)	(51,009,935)

	(12,394,642)		(79,832,781)

Net decrease in net assets resulting from
capital share transactions	(1,730,964)		(63,769,849)

Total increase (decrease) in net assets	1,405,258		(64,618,130)
Net assets
Beginning of period	81,056,937		145,675,067

End of period	$ 82,462,195		$ 81,056,937

Undistributed (overdistributed) net
investment income	$ (143,852)		$ 53,549

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Large Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as average daily net assets increase. Grantham, Mayo, Van Otterloo & Co. LLC is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $113,691.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Class A assets received from the predecessor fund, GMO Pelican Fund, are not assessed a distribution fee.

For the six months ended January 31, 2006, EIS received $2,171 from the sale of Class A shares and $26,833 and $382 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $33,954,464 and $40,449,788, respectively, for the six months ended January 31, 2007.

At January 31, 2007, the Fund also pledged $14,000 of segregated cash to cover inital margin requirements for open futures contracts. Open long futures contracts outstanding at January 31, 2007 were as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2007	Gain

March 2007	1 S&P 500 Index	$ 355,579	$ 360,750	$ 5,171
March 2007	9 S&P Mini 500 Index	643,406	649,350	5,944

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the value of collateral amounted to $453,960 and $468,000, respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $74,692,300. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,012,848 and $1,336,206, respectively, with a net unrealized appreciation of $7,676,642.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended January 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD. In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

12. REORGANIZATION

At a regular meeting of the Board of Trustees held on December 7, 2006, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Intrinsic Value Fund, another series of the Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Intrinsic Value Fund.

A special meeting of shareholders of the Fund will be held on May 21, 2007 to consider and vote on the Plan. On or about March 19, 2007, materials for this meeting will be mailed to shareholders of record on February 28, 2007.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of GMO or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Large Cap Value Fund; references to the “funds” are to the Evergreen funds generally.) At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of

24

ADDITIONAL INFORMATION (unaudited) continued

the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and GMO, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, GMO and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and GMO. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and

25

ADDITIONAL INFORMATION (unaudited) continued

its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates. The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, GMO and EIMC’s affiliates provide a comprehensive investment management service to the funds. They noted that EIMC and GMO formulate and implement an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and GMO were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they

26

ADDITIONAL INFORMATION (unaudited) continued

were satisfied with the nature, extent, and quality of the services provided by EIMC and GMO, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

The Trustees noted that the Fund continued to experience performance substantially below the median of its peers over the most recent one-year period ended May 31, 2006, due principally, in EIMC’s view, to the relatively defensive position maintained by the Fund’s sub-adviser. EIMC reported that, in light of the Fund’s continued underperformance and the Fund’s relatively poor long-term performance record, EIMC would likely propose to the Trustees in the near future a restructuring transaction involving the Fund. The Trustees approved continuation of the current advisory and sub-advisory agreements for the fund pending completion of that transaction.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

567762 rv4 3/2007

Evergreen Small Cap Value Fund

Evergreen

SMALL CAP VALUE FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Small Cap Value Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% .

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts.

However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• J.L. Kaplan Associates, LLC

Portfolio Managers:

• James L. Kaplan, Ph.D.

• Paul Weisman

• Regina Wiedenski

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/30/1997

	Class A	Class B	Class C	Class I
Class inception date	7/31/1998	4/25/2003	4/25/2003	12/30/1997

Nasdaq symbol	ESKAX	ESKBX	ESKCX	ESKIX

6-month return with sales charge	5.91%	6.96%	10.91%	N/A

6-month return w/o sales charge	12.36%	11.96%	11.91%	12.50%

Average annual return*

1-year with sales charge	2.78%	3.38%	7.28%	N/A

1-year w/o sales charge	9.06%	8.26%	8.26%	9.33%

5-year	10.84%	11.42%	11.68%	12.50%

Since portfolio inception	10.88%	11.73%	11.73%	12.18%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund’s predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund’s predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund’s predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.25% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I does not and Institutional shares did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class A would have been different.

Returns reflect expense limits previously in effect without which, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Small Cap Value Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,123.62	$ 7.71
Class B	$ 1,000.00	$ 1,119.62	$11.70
Class C	$ 1,000.00	$ 1,119.10	$11.70
Class I	$ 1,000.00	$ 1,125.05	$ 6.37
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.95	$ 7.32
Class B	$ 1,000.00	$ 1,014.17	$11.12
Class C	$ 1,000.00	$ 1,014.17	$11.12
Class I	$ 1,000.00	$ 1,019.21	$ 6.06

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.44% for Class A, 2.19% for Class B, 2.19% for Class C and 1.19% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,				Year Ended August 31,
	January 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003[1,2]	2002[2]	2001[2]

Net asset value, beginning of period	$ 24.12	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$ 17.51	$14.89

Income from investment operations
Net investment income (loss)	(0.03)	(0.04)	(0.12)	(0.07)	(0.10)	(0.14)	(0.06)
Net realized and unrealized gains or losses on
investments	2.90	0.99	5.04	3.02	1.91	(0.16)	3.46

Total from investment operations	2.87	0.95	4.92	2.95	1.81	(0.30)	3.40

Distributions to shareholders from
Net realized gains	(2.55)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)

Net asset value, end of period	$ 24.44	$ 24.12	$ 24.45	$ 20.94	$ 18.50	$ 16.72	$17.51

Total return[3]	12.36%	4.12%	24.39%[4]	16.16%	10.86%	(1.76%)	23.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$89,103	$91,139	$100,763	$66,878	$35,905	$26,335	$8,922
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.44%[5]	1.43%	1.53%	1.60%	1.76%[5]	1.75%	1.75%
Expenses excluding waivers/reimbursements
and expense reductions	1.44%[5]	1.43%	1.53%	1.60%	1.81%[5]	1.86%	2.04%
Net investment income (loss)	(0.19%)[5]	(0.11%)	(0.59%)	(0.54%)	(0.70%)[5]	(0.80%)	(0.38%)
Portfolio turnover rate	7%	42%	56%	43%	27%	31%	52%

1 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

2 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscover ed Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transactio n. The financial highlights for the periods prior to April 28, 2003 are those of Investor Class shares of Undiscovered Managers Fund.

3 Excluding applicable sales charges

4 Total return increased 0.16% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$23.97	$ 24.48	$ 21.11	$18.76	$16.21

Income from investment operations
Net investment income (loss)	(0.11)	(0.24)	(0.22)	(0.12)	(0.06)[2]
Net realized and unrealized gains or losses on investments	2.87	1.01	5.00	2.98	2.61

Total from investment operations	2.76	0.77	4.78	2.86	2.55

Distributions to shareholders from
Net realized gains	(2.55)	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$ 24.18	$ 23.97	$ 24.48	$21.11	$18.76

Total return[3]	11.96%	3.35%	23.49%[4]	15.45%	15.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,331	$10,178	$11,086	$5,663	$ 163
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.19%[5]	2.18%	2.24%	2.25%	2.47%[5]
Expenses excluding waivers/reimbursements
and expense reductions	2.19%[5]	2.18%	2.24%	2.25%	2.47%[5]
Net investment income (loss)	(0.95%)[5]	(0.86%)	(1.29%)	(1.20%)	(1.40%)[5]
Portfolio turnover rate	7%	42%	56%	43%	27%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$23.99	$ 24.50	$ 21.12	$18.77	$16.21

Income from investment operations
Net investment income (loss)	(0.11)[2]	(0.26)	(0.20)	(0.12)	(0.05)[2]
Net realized and unrealized gains or losses on investments	2.86	1.03	4.99	2.98	2.61

Total from investment operations	2.75	0.77	4.79	2.86	2.56

Distributions to shareholders from
Net realized gains	(2.55)	(1.28)	(1.41)	(0.51)	0

Net asset value, end of period	$24.19	$ 23.99	$ 24.50	$21.12	$18.77

Total return[3]	11.91%	3.35%	23.53%[4]	15.44%	15.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,488	$10,188	$11,976	$5,510	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.19%[5]	2.18%	2.24%	2.25%	2.39%[5]
Expenses excluding waivers/reimbursements
and expense reductions	2.19%[5]	2.18%	2.24%	2.25%	2.39%[5]
Net investment income (loss)	(0.94%)[5]	(0.86%)	(1.30%)	(1.20%)	(1.29%)[5]
Portfolio turnover rate	7%	42%	56%	43%	27%

1 For the period from April 25, 2003 (commencement of class operations), to July 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Total return increased 0.15% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,				Year Ended August 31,
	January 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003[1,2]	2002[2]	2001[2]

Net asset value, beginning of period	$ 24.81	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$ 17.67	$14.97

Income from investment operations
Net investment income (loss)	0.02	0.03	(0.07)	(0.05)	(0.05)	(0.08)	0
Net realized and unrealized gains or losses on
investments	2.97	1.01	5.17	3.12	1.94	(0.16)	3.48

Total from investment operations	2.99	1.04	5.10	3.07	1.89	(0.24)	3.48

Distributions to shareholders from
Net investment income	0	0	0	0	0	0	0[3]
Net realized gains	(2.55)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)

Total distributions to shareholders	(2.55)	(1.28)	(1.41)	(0.51)	(0.03)	(0.49)	(0.78)

Net asset value, end of period	$ 25.25	$ 24.81	$ 25.05	$ 21.36	$ 18.80	$ 16.94	$17.67

Total return	12.50%	4.39%	24.76%[4]	16.55%	11.19%	(1.40%)	24.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$312,425	$348,269	$335,601	$216,778	$154,397	$108,157	$73,217
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.19%[5]	1.18%	1.24%	1.26%	1.40%[5]	1.40%	1.40%
Expenses excluding waivers/reimbursements
and expense reductions	1.19%[5]	1.18%	1.24%	1.26%	1.45%[5]	1.51%	1.69%
Net investment income (loss)	0.06%[5]	0.14%	(0.30%)	(0.21%)	(0.35%)[5]	(0.45%)	(0.03%)
Portfolio turnover rate	7%	42%	56%	43%	27%	31%	52%

1 For the eleven months ended July 31, 2003. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 2003.

2 Effective at the close of business on April 25, 2003, the Fund acquired the net assets of Undiscover ed Managers Small Cap Value Fund (“Undiscovered Managers Fund”). Undiscovered Managers Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to April 28, 2003 are those of Institutional Class shares of Undiscovered Managers Fund.

3 Amount represents less than $0.005 per share.

4 Total return increased 0.14% during the period due to a voluntary reimbursement by the investment advisor for losses incurred in connection with a violation of an investment restriction of the Fund.

5 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 94.8%
CONSUMER DISCRETIONARY 9.4%
Auto Components 2.3%
BorgWarner, Inc.	140,000	$9,595,600

Leisure Equipment & Products 0.8%
Polaris Industries, Inc. (p)	69,150	3,233,454

Specialty Retail 6.3%
Foot Locker, Inc.	165,500	3,713,820
Group 1 Automotive, Inc.	260,000	13,780,000
Men’s Wearhouse, Inc. (p)	215,000	9,232,100

		26,725,920

CONSUMER STAPLES 3.1%
Food Products 2.1%
Chiquita Brands International, Inc. (p)	235,000	3,729,450
Reddy Ice Holdings, Inc.	200,000	5,188,000

		8,917,450

Household Products 1.0%
Spectrum Brands, Inc. * (p)	340,000	4,114,000

ENERGY 10.6%
Energy Equipment & Services 4.8%
Complete Production Services, Inc. *	250,000	4,967,500
Superior Energy Services, Inc. *	500,000	15,160,000

		20,127,500

Oil, Gas & Consumable Fuels 5.8%
Forest Oil Corp. * (p)	220,000	7,022,400
Mariner Energy, Inc. *	178,046	3,580,505
Newfield Exploration Co. *	130,600	5,590,986
Range Resources Corp.	270,000	8,286,300

		24,480,191

FINANCIALS 16.6%
Commercial Banks 6.7%
Alabama National BanCorp	58,705	4,128,136
American West Bancorp	100,000	2,251,000
First State Bancorp	210,000	4,855,200
MB Financial, Inc.	270,000	9,968,400
Prosperity Bancshares, Inc.	200,000	7,000,000

		28,202,736

Consumer Finance 0.8%
Cash America International, Inc.	81,300	3,472,323

Insurance 6.8%
American Equity Investment Life Holding Co.	229,900	2,945,019
HCC Insurance Holdings, Inc.	427,500	13,350,825

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
RenaissanceRe Holdings, Ltd.	105,000	$5,593,350
RLI Corp.	120,000	6,640,800

		28,529,994

Real Estate Investment Trusts 1.5%
Ashford Hospitality Trust (p)	500,000	6,155,000

Thrifts & Mortgage Finance 0.8%
Radian Group, Inc.	55,000	3,312,100

HEALTH CARE 12.1%
Health Care Equipment & Supplies 4.9%
Bausch & Lomb, Inc. (p)	250,000	13,920,000
Symmetry Medical, Inc. *	500,000	6,890,000

		20,810,000

Health Care Providers & Services 7.2%
LCA-Vision, Inc. (p)	200,000	7,744,000
Owens & Minor, Inc.	290,000	9,700,500
Pediatrix Medical Group, Inc. *	244,000	12,819,760

		30,264,260

INDUSTRIALS 21.9%
Aerospace & Defense 1.6%
Esterline Technologies Corp. *	170,000	6,794,900

Air Freight & Logistics 2.8%
Pacer International, Inc.	370,000	11,529,200

Airlines 0.4%
Alaska Air Group, Inc. *	40,000	1,714,000

Commercial Services & Supplies 4.6%
Clean Harbors, Inc. *	200,000	10,728,000
United Stationers, Inc. *	170,000	8,663,200

		19,391,200

Electrical Equipment 2.1%
Ametek, Inc.	210,000	7,278,600
Lamson & Sessions Co. * (p)	59,800	1,560,182

		8,838,782

Machinery 7.8%
Barnes Group, Inc.	460,000	9,853,200
Blount International, Inc. *	600,000	7,818,000
Commercial Vehicle Group, Inc. *	300,000	6,060,000
Kennametal, Inc. (p)	150,000	9,270,000

		33,001,200

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 2.6%
YRC Worldwide, Inc. * (p)	250,000	$11,087,500

INFORMATION TECHNOLOGY 9.5%
Electronic Equipment & Instruments 5.1%
Arrow Electronics, Inc. *	350,000	12,337,500
Benchmark Electronics, Inc. * (p)	412,500	9,343,125

		21,680,625

IT Services 0.9%
Perot Systems Corp., Class A *	234,300	3,828,462

Semiconductors & Semiconductor Equipment 3.5%
Entegris, Inc. * (p)	500,000	5,365,000
International Rectifier Corp. *	220,000	9,180,600

		14,545,600

MATERIALS 11.6%
Chemicals 8.6%
Albemarle Corp.	195,000	15,206,100
Cytec Industries, Inc.	230,000	13,390,600
Scotts Miracle-Gro Co., Class A	140,000	7,499,800

		36,096,500

Containers & Packaging 0.4%
AptarGroup, Inc.	32,000	1,952,320

Metals & Mining 2.6%
Commercial Metals Co.	400,000	10,844,000

Total Common Stocks (cost $298,101,696)		399,244,817

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 19.5%
COMMERCIAL PAPER 1.2%
Bear Stearns Co., 5.34%, 03/19/2007 (p)(p)	$ 5,000,070	5,000,061

CORPORATE BONDS 1.2%
Diversified Financial Services 1.2%
Tango Finance Corp., 5.29%, 04/16/2007 (p)(p)	4,999,800	5,000,436

REPURCHASE AGREEMENTS ^ 13.0%
Bank of America Corp., 5.35%, dated 01/31/2007, maturing 02/02/2007, maturity
value $6,000,892 (1) (p)(p)	6,000,000	6,000,000
Barclays plc, 5.36%, dated 01/31/2007, maturing 02/02/2007, maturity value
$16,002,382 (2) (p)(p)	16,000,000	16,000,000
BNP Paribas SA, 5.36%, dated 01/31/2007, maturing 02/02/2007, maturity value
$7,001,042 (3) (p)(p)	7,000,000	7,000,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ continued
Deutsche Bank AG, 5.36%, dated 01/31/2007, maturing 02/02/2007, maturity
value $7,001,042 (4) (p)(p)	$ 7,000,000	$7,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 01/31/2007,
maturing 02/02/2007, maturity value $7,001,042 (5) (p)(p)	7,000,000	7,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 01/31/2007, maturing 02/02/2007,
maturity value $5,000,744 (6) (p)	5,000,000	5,000,000
JPMorgan Chase & Co., 5.34%, dated 01/31/2007, maturing 02/02/2007,
maturity value $4,000,593 (7) (p)(p)	4,000,000	4,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 01/31/2007, maturing 02/02/2007,
maturity value $3,000,446 (8) (p)(p)	3,000,000	3,000,000

		55,000,000

	Shares	Value

MUTUAL FUND SHARES 4.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q (p)(p)	923,473	923,473
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	16,277,358	16,277,358

		17,200,831

Total Short-Term Investments (cost $82,201,328)		82,201,328

Total Investments (cost $380,303,024) 114.3%		481,446,145
Other Assets and Liabilities (14.3%)		(60,099,265)

Net Assets 100.0%		$421,346,880

(p)	All or a portion of this security is on loan.
*	Non-income producing security
(p)(p)	Represents investment of cash collateral received from securities on loan.
q	Rate shown is 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
^	Collateralized by:
(1) $2,543,340 American General Institutional Capital, 7.57%, 12/1/2045, value including accrued interest is
$3,015,172; $2,600,529 Singapore Telecommunications, Ltd., 7.375%, 12/1/2031, value including accrued interest is $3,104,828.
(2) $1,194,237 Rohm & Haas Co., 7.85%, 7/15/2029, value including accrued interest is $1,406,332; $15,965,113
Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR15, Class 1A, 5.72%, 11/25/2046, value including accrued interest is $14,913,668.
(3) $1,501,150 Bank of Ireland Capital Funding, FRN, 5.57%, 02/01/2016 144A, value including accrued interest is
$1,503,214; $1,507,100 Hewlett-Packard Co., 5.50%, FRN, 5/22/2009, value including accrued interest is
$1,525,680; $86,734 JPMorgan Chase & Co., 5.86%, FRN, 2/1/2027, value including accrued interest is $85,416;
$1,388,450 Simon Property Group, Inc., 6.375%, 11/15/2007, value including accrued interest is $1,415,953;
$897,985 Verizon Communications, Inc., 4.375%, 6/1/2013, value including accrued interest is $1,004,054;
$1,624,350 Verizon Communications, Inc., 7.375%, 9/1/2012, value including accrued interest is $1,605,683.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

^	Collateralized by:
	(4)	$1,939,000 American Express Centurion Bank, 5.41%, 7/19/2007, value including accrued interest is $1,941,133;
$1,400,000 American Express Centurion Bank, 5.41%, 9/14/2007, value including accrued interest is $1,402,285;
$67,299 Atrium CDO Corp., Ser. 4A, Class B, 6.10%, 6/8/2019, value including accrued interest is $67,907;
$802,336 Barramundi CDO, Ltd., Ser. 2006-1A, Class C, 6.47%, 12/11/2051, value is $802,336; $1,549,800
Landsbanki Islands HF, 6.07%, 8/25/2009, value including accrued interest is $1,560,540; $1,400,000 Xlliac Global
Funding, 4.80%, 8/10/2010, value including accrued interest is $1,365,798.
	(5)	$1,540,000 Lightpoint CLO, Ltd., Ser. 2004-1A, Class X, 5.25%, 2/15/2014, value including accrued interest is
$1,047,596; $367,850 Long Hill, Ltd., Ser. 2006-1A, Class A2, 6.01%, 10/7/2045, value including accrued interest is $371,775; $1,015,000 Manasquan CDO, Ltd., Ser. 2005-1A, Class A2L, 6.11%, 12/30/2045, value including accrued interest is $1,016,104; $1,400,000 Marathon Financing BV, Ser. 2006-1A, Class C1, 6.49%, 10/5/2026,
value including accrued interest is $1,403,865; $679,070 Merrill Lynch Mtge. Investors Trust, Ser. 2005-SL2, Class
M1, 5.92%, 12/25/2035, value including accrued interest is $680,174; $1,400,000 New Century Home Equity
Loan Trust, Ser. 2004-3, Class M2, 5.97%, 11/25/2034, value including accrued interest is $1,408,740; $420,000
Nob Hill CLO, Ltd., Ser. 2006-1A, Class B, 5.86%, 8/15/2018, value including accrued interest is $425,226;
$781,200 Park Place Securities, Inc., Ser. 2004-WWF1, Class M1, 5.95%, 1/25/2034, value including accrued interest is $786,645.
	(6)	$800,642 ASIF Global Financing, 3.90%, 10/22/2008, value including accrued interest is $790,199; $2,342,250
FNMA, 4.50%, 8/1/2035, value including accrued interest is $2,014,044; $2,697,471 FNMA, 4.50%, 9/1/2035, value including accrued interest is $2,295,928.
	(7)	$4,083,200 UBS Finance, Inc., 0.00%, 2/5/2007, value is $4,080,234.
	(8)	$150,000 Dresdner Funding Trust, 8.15%, 6/30/2031, value including accrued interest is $178,777; $293,760
Genworth Financial, Inc., 6.15%, 11/15/2066, value including accrued interest is $295,521; $450,000 Johnson
Controls, Inc., 5.50%, 1/15/2016, value including accrued interest is $436,980; $540,000 Reed Elsevier Capital,
5.69%, 6/15/2010, value including accrued interest is $541,118; $300,000 Schering-Plough Corp., 6.50%,
12/1/2033, value including accrued interest is $322,030; $712,500 Textron Financial Corp., 5.46%, 9/29/2009,
value including accrued interest is $716,139; $593,400 United Utilities, 5.375%, 2/1/2019, value including accrued interest is $569,442.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Industrials	23.1%
Financials	17.5%
Health Care	12.8%
Materials	12.2%
Energy	11.2%
Information Technology	10.0%
Consumer Discretionary	9.9%
Consumer Staples	3.3%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $309,025,666) including $63,875,410 of
securities loaned	$410,168,787
Investments in affiliated money market fund, at value (cost $16,277,358)	16,277,358
Investments in repurchase agreements, at value (cost $55,000,000)	55,000,000

Total investments	481,446,145
Receivable for securities sold	5,977,270
Receivable for Fund shares sold	275,961
Dividends receivable	166,841
Receivable for securities lending income	27,669
Prepaid expenses and other assets	88,397

Total assets	487,982,283

Liabilities
Payable for Fund shares redeemed	667,168
Payable for securities on loan	65,923,970
Advisory fee payable	10,076
Distribution Plan expenses payable	1,145
Due to other related parties	1,564
Accrued expenses and other liabilities	31,480

Total liabilities	66,635,403

Net assets	$421,346,880

Net assets represented by
Paid-in capital	$309,838,710
Undistributed net investment loss	(96,186)
Accumulated net realized gains on investments	10,461,235
Net unrealized gains on investments	101,143,121

Total net assets	$421,346,880

Net assets consists of
Class A	$89,102,809
Class B	10,331,459
Class C	9,488,075
Class I	312,424,537

Total net assets	$421,346,880

Shares outstanding (unlimited number of shares authorized)
Class A	3,645,787
Class B	427,321
Class C	392,186
Class I	12,372,516

Net asset value per share
Class A	$24.44
Class A — Offering price (based on sales charge of 5.75%)	$25.93
Class B	$24.18
Class C	$24.19
Class I	$25.25

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends	$2,165,318
Income from affiliate	474,127
Securities lending	69,211

Total investment income	2,708,656

Expenses
Advisory fee	1,916,202
Distribution Plan expenses
Class A	112,027
Class B	51,025
Class C	49,427
Administrative services fee	217,167
Transfer agent fees	269,683
Trustees’ fees and expenses	2,657
Printing and postage expenses	43,968
Custodian and accounting fees	58,926
Registration and filing fees	49,288
Professional fees	13,298
Other	17,985

Total expenses	2,801,653
Less: Expense reductions	(3,909)

Net expenses	2,797,744

Net investment loss	(89,088)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	13,008,149
Foreign currency related transactions	(124)

Net realized gains on investments	13,008,025
Net change in unrealized gains or losses on investments	37,407,648

Net realized and unrealized gains or losses on investments	50,415,673

Net increase in net assets resulting from operations	$50,326,585

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006

Operations
Net investment income (loss)		$(89,088)		$213,114
Net realized gains on investments		13,008,025		50,485,637
Net change in unrealized gains or losses
on investments		37,407,648		(31,513,668)

Net increase in net assets resulting
from operations		50,326,585		19,185,083

Distributions to shareholders from
Net realized gains
Class A		(8,859,610)		(4,890,701)
Class B		(1,018,627)		(562,973)
Class C		(995,374)		(590,669)
Class I		(30,883,496)		(16,812,089)

Total distributions to shareholders		(41,757,107)		(22,856,432)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	184,569	4,425,524	662,392	16,000,403
Class B	6,385	151,175	13,403	327,269
Class C	8,626	205,093	30,857	748,999
Class I	1,407,193	34,652,170	4,056,432	101,637,343

		39,433,962		118,714,014

Net asset value of shares issued in
reinvestment of distributions
Class A	338,707	7,929,158	188,461	4,342,130
Class B	39,965	927,227	22,657	521,564
Class C	34,142	792,432	20,042	461,771
Class I	708,317	17,127,097	399,693	9,456,745

		26,775,914		14,782,210

Automatic conversion of Class B shares
to Class A shares
Class A	3,663	90,557	9,779	239,378
Class B	(3,694)	(90,557)	(9,802)	(239,378)

		0		0

Payment for shares redeemed
Class A	(659,779)	(15,987,076)	(1,203,361)	(29,332,240)
Class B	(39,928)	(959,532)	(54,473)	(1,326,125)
Class C	(75,315)	(1,799,627)	(115,016)	(2,801,625)
Class I	(3,779,573)	(94,460,574)	(3,815,058)	(96,016,509)

		(113,206,809)		(129,476,679)

Net increase (decrease) in net assets
resulting from capital share
transactions		(46,996,933)		4,019,545

Total increase (decrease) in net assets		(38,427,455)		348,196
Net assets
Beginning of period		459,774,335		459,426,139

End of period	$ 421,346,880		$ 459,774,335

Undistributed net investment
income (loss)	$ (96,186)		$ (7,098)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Small Cap Value Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective January 1, 2007, shares of the Fund are available for purchase by new investors and existing shareholders.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase.

J.L. Kaplan Associates, LLC, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended January 31, 2007, EIS received $554 from the sale of Class A shares and $12,316 and $658 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $29,296,299 and $118,209,129, respectively, for the six months ended January 31, 2007.

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the value of collateral (including accrued interest) amounted to $63,875,410 and $65,923,970, respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $380,303,024. The gross unrealized appreciation and depreciation on securities based on tax cost was $108,518,667 and $7,375,546, respectively, with a net unrealized appreciation of $101,143,121.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended January 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, of Kaplan or of EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Small Cap Value Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

25

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC and Kaplan, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, Kaplan and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and Kaplan. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and

26

ADDITIONAL INFORMATION (unaudited) continued

other legal burdens of providing investment advice to mutual funds greatly exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC, Kaplan and EIMC’s affiliates provide a comprehensive investment management service to the funds. They noted that EIMC and Kaplan formulate and implement an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Kaplan were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds gener-

27

ADDITIONAL INFORMATION (unaudited) continued

ally. They noted that recent enhancements to those functions appeared generally appropriate, but considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Kaplan, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward. The Trustees considered that Kaplan appeared to have followed a consistent value-oriented investment approach that has attracted a committed shareholder base, despite periods of relative underperformance.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

569091 rv4 3/2007

Evergreen Special Values Fund

Evergreen

SPECIAL VALUES FUND

Semiannual Report
as of January 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2007

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Special Values Fund covering the six-month period ended January 31, 2007.

The domestic equity market delivered robust returns in the final months of 2006 and in January of 2007. Against a backdrop of stable short-term interest rates and reduced fears of inflation, equity investors remained encouraged by steadily rising corporate profits. The positive environment came in the face of some evidence of slowing growth. Gross Domestic Product, which grew at an annual pace of more than 5% at the beginning of 2006, moderated to 2.0% in the third quarter and 2.2% over the final quarter. Over the full calendar year, the economy grew at a healthy rate of 3.1% .

The deceleration in the economy during the second half of 2006 was most evident in the housing and automotive industries, while the growth in inventories, consumption, business investment and trade fell short of early optimistic forecasts.

However, given high employment levels, combined with record household net-worth and solid corporate balance sheets, we maintained our confidence in the sustainability of the economic expansion.

Over the six months, domestic small, mid and large cap stocks all rallied and growth stocks began to show a bit of a performance edge over value stocks. In this environment, the management teams of Evergreen’s domestic equity funds tended to focus on higher-quality companies with strong balance sheets, relatively consistent cash flows and steady profitability. For example, the manager of Evergreen Equity Income Fund emphasized companies which she believed had the ability to maintain

1

LETTER TO SHAREHOLDERS continued

and increase their dividend flows to shareholders. The portfolio manager in charge of Evergreen Fundamental Large Cap Fund continued to concentrate on larger corporations with stable earnings growth records, while the manager of Evergreen Large Cap Value Fund concentrated on higher-quality companies with stable earnings and minimal debt. The team supervising Evergreen Small Cap Value Fund sought investments in smaller companies with what managers believed were superior returns on equity, strong balance sheets and consistent earnings, while the manager of Evergreen Special Values Fund favored smaller, high-quality companies with strong balance sheets. The portfolio manager leading Evergreen Disciplined Value Fund used a combination of proprietary quantitative tools and traditional fundamental equity analysis in reviewing opportunities among large cap value companies, while the manager of Evergreen Disciplined Small-Mid Value Fund used a similar strategy to invest in smaller companies. The manager of Evergreen Equity Index Fund used a highly disciplined process in an effort to control trading and operational costs while maintaining a portfolio that reflected the Standard and Poor’s 500 Index®. Meanwhile, Evergreen Intrinsic Value Fund, which began operations on August 1, 2006, sought out opportunities among established companies that, in the opinion of the management team, were selling at stock prices below the intrinsic values of the companies.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• James M. Tringas, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2006.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 5/7/1993

	Class A	Class B	Class C	Class I	Class R
Class inception date	5/7/1993	3/26/1999	12/12/2000	7/23/1996	10/10/2003

Nasdaq symbol	ESPAX	ESPBX	ESPCX	ESPIX	ESPRX

6-month return with
sales charge	8.60%	10.00%	13.87%	N/A	N/A

6-month return w/o
sales charge	15.21%	14.82%	14.83%	15.40%	15.11%

Average annual return*

1-year with sales charge	8.96%	9.92%	13.83%	N/A	N/A

1-year w/o sales charge	15.62%	14.74%	14.79%	15.88%	15.35%

5-year	13.73%	14.01%	14.26%	15.39%	14.92%

10-year	12.92%	12.96%	13.10%	13.88%	13.51%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund’s predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes B, C and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B, C and R would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Values Fund Class A shares versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The Fund is currently closed to new investors.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 to January 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2006	1/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,152.14	$ 7.11
Class B	$ 1,000.00	$ 1,148.24	$ 11.15
Class C	$ 1,000.00	$ 1,148.34	$ 11.15
Class I	$ 1,000.00	$ 1,153.96	$ 5.75
Class R	$ 1,000.00	$ 1,151.06	$ 8.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.60	$ 6.67
Class B	$ 1,000.00	$ 1,014.82	$ 10.46
Class C	$ 1,000.00	$ 1,014.82	$ 10.46
Class I	$ 1,000.00	$ 1,019.86	$ 5.40
Class R	$ 1,000.00	$ 1,017.34	$ 7.93

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.31% for Class A, 2.06% for Class B, 2.06% for Class C, 1.06% for Class I and 1.56% for Class R), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,					Year Ended
	January 31, 2007						November 30,
CLASS A	(unaudited)	2006	2005	2004	2003	2002[1,2]	2001[1]

Net asset value, beginning of period	$ 28.55	$ 30.03	$ 25.16	$20.62	$ 18.09	$ 20.29	$ 16.53

Income from investment operations
Net investment income (loss)	0.08	0.07	0.35	0	(0.02)	0.01	0.16[3]
Net realized and unrealized gains or losses on
investments	4.11	1.95	5.87	4.54	3.12	(0.97)	3.97

Total from investment operations	4.19	2.02	6.22	4.54	3.10	(0.96)	4.13

Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.18)	0	0	(0.10)	(0.24)
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(5.03)	(3.50)	(1.35)	0	(0.57)	(1.24)	(0.37)

Net asset value, end of period	$ 27.71	$ 28.55	$ 30.03	$25.16	$ 20.62	$ 18.09	$ 20.29

Total return[4]	15.21%	7.82%	25.55%	22.02%	17.63%	(5.23%)	25.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,035,675	$923,225	$1,161,899	$659,114	$375,118	$81,516	$76,469
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.31%[5]	1.31%	1.35%	1.37%	1.24%	1.19%[5]	1.20%
Expenses excluding waivers/reimbursements
and expense reductions	1.33%[5]	1.34%	1.40%	1.45%	1.36%	1.24%[5]	1.20%
Net investment income (loss)	0.58%[5]	0.33%	1.36%	(0.01%)	(0.13%)	0.08%[5]	0.84%
Portfolio turnover rate	25%	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class A shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

7 See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,					Year Ended
	January 31, 2007						November 30
CLASS B	(unaudited)	2006	2005	2004	2003	2002[1,2]	2001[1]

Net asset value, beginning of period	$27.69	$ 29.25	$ 24.54	$20.26	$ 17.92	$20.10	$16.40

Income from investment operations
Net investment income (loss)	(0.01)	(0.13)	0.15	(0.16)	(0.19)[3]	(0.11)[3]	0[3]
Net realized and unrealized gains or losses on
investments	3.97	1.86	5.73	4.44	3.10	(0.92)	3.96

Total from investment operations	3.96	1.73	5.88	4.28	2.91	(1.03)	3.96

Distributions to shareholders from
Net investment income	0	0	0	0	0	(0.01)	(0.13)
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(4.93)	(3.29)	(1.17)	0	(0.57)	(1.15)	(0.26)

Net asset value, end of period	$26.72	$ 27.69	$ 29.25	$24.54	$ 20.26	$17.92	$20.10

Total return[4]	14.82%	6.94%	24.69%	21.13%	16.79%	(5.67%)	24.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$186,273	$179,710	$211,594	$202,069	$159,896	$2,967	$1,153
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.06%[5]	2.06%	2.06%	2.06%	2.02%	1.95%[5]	1.95%
Expenses excluding waivers/reimbursements
and expense reductions	2.08%[5]	2.09%	2.11%	2.14%	2.12%	2.00%[5]	1.95%
Net investment income (loss)	(0.17%)[5]	(0.42%)	0.62%	(0.71%)	(0.99%)	(0.68%)[5]	0.02%
Portfolio turnover rate	25%	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class B shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,					Year Ended
	January 31, 2007						November 30,
CLASS C	(unaudited)	2006	2005	2004	2003	2002[1,2]	2001[1,3]

Net asset value, beginning of period	$27.75	$ 29.30	$ 24.61	$20.31	$ 17.96	$20.16	$17.46

Income from investment operations
Net investment income (loss)	(0.01)	(0.12)	0.19	(0.14)	(0.18)[4]	(0.12)[4]	(0.01)
Net realized and unrealized gains or losses on
investments	3.97	1.86	5.70	4.44	3.10	(0.92)	3.12

Total from investment operations	3.96	1.74	5.89	4.30	2.92	(1.04)	3.11

Distributions to shareholders from
Net investment income	0	0	(0.03)	0	0	(0.02)	(0.28)
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(4.93)	(3.29)	(1.20)	0	(0.57)	(1.16)	(0.41)

Net asset value, end of period	$26.78	$ 27.75	$ 29.30	$24.61	$ 20.31	$17.96	$20.16

Total return[5]	14.83%	6.97%	24.66%	21.17%	16.74%	(5.66%)	18.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$146,935	$137,808	$151,718	$106,126	$65,833	$1,908	$ 367

Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.06%[6]	2.06%	2.07%	2.07%	2.01%	1.95%[6]	1.95%[6]
Expenses excluding waivers/reimbursements
and expense reductions	2.08%[6]	2.09%	2.12%	2.15%	2.13%	2.00%[6]	1.95%[6]
Net investment income (loss)	(0.17%)[6]	(0.42%)	0.63%	(0.71%)	(0.95%)	(0.70%)[6]	(0.05%)[6]
Portfolio turnover rate	25%	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class C shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 For the period from December 12, 2000 (commencem ent of class operations), to November 30, 2001.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,					Year Ended
	January 31, 2007						November 30,
CLASS I	(unaudited)	2006	2005	2004	2003	2002[1,2]	2001[1]

Net asset value, beginning of period	$28.73	$ 30.20	$ 25.28	$20.66	$ 18.13	$ 20.34	$16.57

Income from investment operations
Net investment income (loss)	0.10	0.15	0.44	0.07	0.04	0.05	0.20[3]
Net realized and unrealized gains or losses on
investments	4.17	1.94	5.90	4.55	3.11	(0.97)	3.98

Total from investment operations	4.27	2.09	6.34	4.62	3.15	(0.92)	4.18

Distributions to shareholders from
Net investment income	(0.18)	(0.27)	(0.25)	0[4]	(0.05)	(0.15)	(0.28)
Net realized gains	(4.93)	(3.29)	(1.17)	0	(0.57)	(1.14)	(0.13)

Total distributions to shareholders	(5.11)	(3.56)	(1.42)	0	(0.62)	(1.29)	(0.41)

Net asset value, end of period	$27.89	$ 28.73	$ 30.20	$25.28	$ 20.66	$ 18.13	$20.34

Total return	15.40%	8.05%	25.91%	22.39%	17.89%	(5.04%)	25.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,157,206	$1,072,390	$1,069,191	$1,002,368	$689,126	$215,922	$198,817
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%[5]	1.06%	1.06%	1.06%	0.97%	0.94%[5]	0.95%
Expenses excluding waivers/reimbursements
and expense reductions	1.08%[5]	1.09%	1.11%	1.14%	1.08%	0.99%[5]	0.95%
Net investment income (loss)	0.83%[5]	0.58%	1.64%	0.30%	0.15%	0.34%[5]	1.08%
Portfolio turnover rate	25%	49%	42%	38%	45%	32%	45%

1 Effective at the close of business on June 14, 2002, the Fund acquired the net assets of Wachovia Special Values Fund. Wachovia Special Values Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to June 17, 2002 are those of Class Y shares of Wachovia Special Values Fund.

2 For the eight months ended July 31, 2002. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Amount represents less than $0.005 per share.

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2007
CLASS R	(unaudited)	2006	2005	2004[1]

Net asset value, beginning of period	$28.36	$29.89	$25.12	$22.01

Income from investment operations
Net investment income (loss)	0.05	0.03[2]	0.32	(0.01)
Net realized and unrealized gains or losses on investments	4.08	1.89	5.83	3.12

Total from investment operations	4.13	1.92	6.15	3.11

Distributions to shareholders from
Net investment income	(0.04)	(0.16)	(0.21)	0
Net realized gains	(4.93)	(3.29)	(1.17)	0

Total distributions to shareholders	(4.97)	(3.45)	(1.38)	0

Net asset value, end of period	$27.52	$28.36	$29.89	$25.12

Total return	15.11%	7.50%	25.32%	14.13%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,682	$6,990	$5,928	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.56%[3]	1.56%	1.57%	1.61%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.58%[3]	1.59%	1.62%	1.69%[3]
Net investment income (loss)	0.33%[3]	0.09%	1.11%	(0.23%)[3]
Portfolio turnover rate	25%	49%	42%	38%

1 For the period from October 10, 2003 (commencement of class operations), to July 31, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)

		Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 17.2%
Auto Components 1.2%
Modine Manufacturing Co.		571,968	$14,962,683
Superior Industries International, Inc. (p)		759,448	15,469,956

			30,432,639

Hotels, Restaurants & Leisure 4.4%
Cheesecake Factory, Inc. *		223,114	6,164,640
IHOP Corp.		272,637	14,504,288
Rare Hospitality International, Inc. * (p)		788,765	24,877,648
Triarc Companies, Inc., Class A		642,699	13,650,927
Triarc Companies, Inc., Class B		2,679,877	52,391,595

			111,589,098

Household Durables 3.7%
BLYTH, Inc.		417,097	8,671,447
Cavco Industries, Inc. *		321,230	10,398,215
Champion Enterprises, Inc.		1,069,917	8,784,019
Dixie Group, Inc. * +		562,653	6,864,367
Ethan Allen Interiors, Inc. -		326,353	12,293,717
Furniture Brands International, Inc.	-	1,084,267	18,074,731
La-Z-Boy, Inc. (p)		861,012	11,089,834
Tupperware Brands Corp.		784,084	18,292,680

			94,469,010

Leisure Equipment & Products 0.6%
Polaris Industries, Inc. (p)		298,528	13,959,169

Media 1.3%
Courier Corp.		2,855	113,515
Journal Communications, Inc., Class A		1,290,057	17,377,068
Media General, Inc., Class A (p)		358,165	14,330,181

			31,820,764

Specialty Retail 3.1%
Deb Shops, Inc. +		290,249	8,553,638
Foot Locker, Inc.		1,407,076	31,574,786
Genesco, Inc. *		136,500	5,376,735
Pier 1 Imports, Inc.		828,044	5,605,858
Zale Corp. *		1,008,389	27,750,865

			78,861,882

Textiles, Apparel & Luxury Goods 2.9%
Cutter & Buck, Inc. +		255,562	3,314,639
Kellwood Co. (p)		950,701	31,182,993
Kenneth Cole Productions, Inc., Class A		536,631	12,707,422
Stride Rite Corp. +		1,090,017	18,813,693
Xerium Technologies, Inc.		784,988	7,842,030

			73,860,777

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 3.8%
Food & Staples Retailing 2.1%
Casey’s General Stores, Inc. (p)	1,635,815	$41,745,999
Topps Co.	1,218,844	11,993,425

		53,739,424

Food Products 1.7%
American Italian Pasta Co., Class A (p)	297,800	3,067,340
Tootsie Roll Industries, Inc. (p)	800,873	25,403,691
TreeHouse Foods, Inc. *	458,912	13,680,167

		42,151,198

ENERGY 7.0%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. *	756,868	36,609,705
Carbo Ceramics, Inc. (p)	560,669	20,677,473

		57,287,178

Oil, Gas & Consumable Fuels 4.7%
Forest Oil Corp. * (p)	672,359	21,461,699
Mariner Energy, Inc. *	1,660,540	33,393,460
Stone Energy Corp. *	457,269	15,542,573
Venoco, Inc.	381,528	6,295,212
Whiting Petroleum Corp. *	927,668	42,273,831

		118,966,775

FINANCIALS 21.0%
Capital Markets 1.1%
ACA Capital Holdings, Inc.	649,504	10,073,807
Knight Capital Group, Inc., Class A *	875,096	15,812,985
Westwood Holdings Group, Inc. +	110,644	2,715,204

		28,601,996

Commercial Banks 6.6%
Amcore Financial, Inc. +	1,136,142	38,367,515
BancorpSouth, Inc. (p)	1,349,985	34,195,120
Citizens Banking Corp. (p)	349,589	8,568,426
First Citizens Bancshares, Inc.	238,821	48,955,917
First State Bancorp	365,800	8,457,296
Greater Bay Bancorp	279,189	7,800,541
Mid-State Bancshares +	283,428	10,390,471
UMB Financial Corp.	312,448	11,426,223

		168,161,509

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 7.1%
Assured Guaranty, Ltd.	1,283,475	$33,678,384
Endurance Specialty Holdings, Ltd.	1,009,604	34,326,536
Hilb, Rogal & Hobbs Co. (p)	805,618	34,037,361
IPC Holdings, Ltd.	649,083	19,115,494
LandAmerica Financial Group, Inc. (p)	227,998	14,377,554
Stewart Information Services Corp. (p)	1,047,225	44,025,339

		179,560,668

Real Estate Investment Trusts 1.9%
Deerfield Triarc Capital Corp. (p)	1,745,689	29,153,006
Post Properties, Inc. (p)	399,744	19,387,584

		48,540,590

Real Estate Management & Development 0.9%
Forest City Enterprises, Inc., Class A	378,261	22,865,877

Thrifts & Mortgage Finance 3.4%
BankAtlantic Bancorp, Inc., Class A	2,432,198	32,299,589
First Financial Bancorp, Inc.	405,558	6,663,318
NetBank, Inc. (p)	1,444,875	5,447,179
NewAlliance Bancshares, Inc.	2,241,718	35,867,488
PFF Bancorp, Inc.	140,273	4,751,047

		85,028,621

HEALTH CARE 3.2%
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp. * (p)	207,958	10,639,131
VIASYS Healthcare, Inc. *	587,446	17,288,536

		27,927,667

Life Sciences Tools & Services 0.9%
Cambrex Corp.	1,070,817	23,429,476

Pharmaceuticals 1.2%
Alpharma, Inc.	174,381	4,804,197
Aspreva Pharmaceuticals Corp.	616,739	12,297,776
Par Pharmaceutical Companies, Inc. *	446,864	11,788,272

		28,890,245

INDUSTRIALS 19.7%
Aerospace & Defense 0.7%
GenCorp, Inc. * (p)	1,175,629	17,587,410

Building Products 1.1%
Apogee Enterprises, Inc.	612,140	11,649,024
Simpson Manufacturing Co., Inc. (p)	361,600	11,827,936
Universal Forest Products, Inc.	95,591	4,674,400

		28,151,360

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 4.7%
ACCO Brands Corp. *	352,671	$8,509,951
Deluxe Corp.	924,223	27,652,752
Heidrick & Struggles International, Inc. *	530,731	23,177,023
John H. Harland Co.	784,740	39,535,201
Viad Corp.	513,007	21,515,514

		120,390,441

Electrical Equipment 3.9%
Belden CDT, Inc. (p)	671,707	29,051,328
EnerSys, Inc.	1,034,852	16,826,694
Franklin Electric Co., Inc. (p)	437,410	22,036,716
Genlyte Group, Inc. *	183,963	13,938,876
Superior Essex, Inc. *	498,107	15,894,594

		97,748,208

Machinery 6.1%
Briggs & Stratton Corp. (p)	1,036,776	30,730,041
Circor International, Inc. +	441,054	15,917,639
Crane Co.	431,271	16,746,253
EnPro Industries, Inc. *	392,291	12,965,217
Gardner Denver, Inc. *	220,055	8,483,120
Kadant, Inc. * +	959,470	26,241,504
Mueller Industries, Inc. (p)	1,235,742	40,248,117
Supreme Industries, Inc., Class A +	321,561	2,186,615

		153,518,506

Marine 0.6%
Horizon Lines, Inc.	243,506	7,244,304
TBS International, Ltd., Class A * +	991,364	8,694,262

		15,938,566

Road & Rail 2.2%
Arkansas Best Corp.	605,766	23,152,377
Dollar Thrifty Automotive Group, Inc. *	338,402	15,948,886
Werner Enterprises, Inc. (p)	950,197	18,063,245

		57,164,508

Trading Companies & Distributors 0.4%
NuCo2, Inc. (p)	461,420	10,072,798

INFORMATION TECHNOLOGY 10.4%
Communications Equipment 1.4%
3Com Corp.	1,427,711	5,568,073
Black Box Corp.	568,634	23,359,485
CommScope, Inc. *	130,790	4,225,825
Extreme Networks, Inc.	708,569	2,940,561

		36,093,944

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.7%
Adaptec, Inc. *	3,887,833	$13,996,199
Imation Corp.	998,987	43,465,924
Palm, Inc. (p)	192,200	2,658,126
Quantum Corp. *	2,828,661	7,043,366

		67,163,615

Electronic Equipment & Instruments 1.1%
AVX Corp.	561,157	8,108,719
Global Imaging Systems, Inc.	194,292	3,740,121
Kemet Corp. *	278,360	2,098,834
Orbotech, Ltd.	24,352	582,987
Technitrol, Inc.	592,419	13,045,066

		27,575,727

IT Services 2.1%
eFunds Corp. *	757,842	20,249,538
Gevity HR, Inc.	325,254	7,178,356
Keane, Inc.	769,400	9,363,598
MoneyGram International, Inc.	562,101	16,857,409

		53,648,901

Semiconductors & Semiconductor Equipment 1.8%
Cabot Microelectronics Corp. * (p)	490,424	14,805,901
Cree, Inc. * (p)	364,717	5,609,347
DSP Group, Inc.	126,027	2,644,046
Exar Corp.	227,824	2,984,494
Lattice Semiconductor Corp. *	895,595	5,248,187
Nextest Systems Corp. *	144,523	1,581,082
Standard Microsystems Corp. *	406,897	11,352,426
Zoran Corp. *	134,747	1,882,416

		46,107,899

Software 1.3%
Borland Software Corp. *	1,763,411	9,628,224
Corel Corp.	949,428	12,342,564
Lawson Software, Inc.	390,419	2,932,047
Novell, Inc. *	1,254,345	9,094,001

		33,996,836

MATERIALS 9.7%
Chemicals 1.5%
A. Schulman, Inc.	608,407	12,703,538
American Pacific Corp. * +	331,071	3,075,650
Arch Chemicals, Inc.	663,877	22,392,571

		38,171,759

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

		Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.7%
Eagle Materials, Inc. (p)		890,177	$43,965,842

Containers & Packaging 1.6%
Owens-Illinois, Inc. *		999,392	22,246,466
Packaging Corporation of America		762,740	17,420,982

			39,667,448

Metals & Mining 1.7%
Quanex Corp. (p)		1,128,334	44,219,409

Paper & Forest Products 3.2%
Deltic Timber Corp.		108,697	5,817,463
Glatfelter (p)		519,131	8,404,731
Louisiana-Pacific Corp. (p)		1,060,803	24,302,997
Neenah Paper, Inc.		912,900	31,157,277
Schweitzer-Mauduit International, Inc.		454,220	11,033,004

			80,715,472

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
Commonwealth Telephone Enterprises, Inc. (p)		965,120	40,766,669
Premiere Global Services, Inc. *		962,433	9,104,616

			49,871,285

UTILITIES 3.4%
Electric Utilities 2.6%
Allete, Inc. (p)		850,993	40,924,254
El Paso Electric Co. *		1,075,301	26,129,814

			67,054,068

Gas Utilities 0.8%
Atmos Energy Corp.		608,856	19,020,661

Total Common Stocks	(cost $2,033,749,807)		2,467,989,226

EXCHANGE TRADED FUND 0.4%
iShares Russell Microcap Index Fund (p)(cost $9,078,759)		175,041	10,358,926

		Principal
		Amount	Value

SHORT-TERM INVESTMENTS 16.9%
COMMERCIAL PAPER 3.3%
Bavaria Trust Corp., 5.38%, 02/26/2007 (p)(p)		$ 10,000,000	9,963,299
Ebbets Funding, LLC, 5.38%, 02/01/2007 (p)(p)		13,000,000	13,000,000
Erste Corporate Finance, LLC, 5.34%, 07/11/2007 (p)(p)		10,000,000	10,000,000
Fenway Funding, LLC, 5.38%, 02/01/2007 (p)(p)		10,000,000	10,000,000
German Residential Funding plc, 5.31%, 08/22/2007 (p)(p)		10,000,000	10,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
COMMERCIAL PAPER continued
Manhattan Asset Funding Co. 5.38%, 02/16/2007 (p)(p)	$10,987,000	$10,962,783
Valcour Bay Capital Co., LLC, 5.41%, 02/22/2007 (p)(p)	10,000,000	9,969,025
Working Capital Management Co., 5.38%, 02/26/2007 (p)(p)	10,000,000	9,963,333

		83,858,440

CORPORATE BONDS 1.1%
Capital Markets 0.8%
Carrera Capital Finance, LLC, FRN, 5.30%, 01/25/2008 (p)(p)	10,000,000	9,998,152
Goldman Sachs Group, Inc., FRN, 5.47%, 12/28/2007 (p) (p)	5,000,000	5,003,591
Sedna Finance, Inc., FRN, 5.33%, 10/26/2007 (p)(p)	5,000,000	4,999,806

		20,001,549

Consumer Finance 0.3%
American Express Co., FRN, 5.40%, 11/21/2007 (p)(p)	7,000,000	7,006,931

REPURCHASE AGREEMENTS ^ 10.4%
Banc of America Securities, LLC, 5.35%, dated 01/31/2007, maturing 02/01/2007,
maturity value $11,001,635 (p)(p)(1)	11,000,000	11,000,000
BNP Paribas SA, 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity value
$24,003,573 (p)(p)(2)	24,000,000	24,000,000
Cantor Fitzgerald & Co., 5.36%, dated 01/31/2007, maturing 02/01/2007,
maturity value $25,003,722 (p)(p)(3)	25,000,000	25,000,000
Countrywide Securities Corp., 5.34%, dated 01/31/2007, maturing 02/01/2007,
maturity value $25,003,708 (p)(p)(4)	25,000,000	25,000,000
Credit Suisse First Boston Corp., 5.35%, dated 01/31/2007, maturing 02/01/2007,
maturity value $25,003,715 (p)(p)(5)	25,000,000	25,000,000
Deutsche Bank AG, 5.36%, dated 01/31/2007, maturing 02/01/2007, maturity
value $25,003,722 (p)(p)(6)	25,000,000	25,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.36%, dated 01/31/2007,
maturing 02/01/2007, maturity value $25,003,722 (p)(p) (7)	25,000,000	25,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 01/31/2007,
maturing 02/01/2007, maturity value $25,003,722 (p)(p)(8)	25,000,000	25,000,000
JPMorgan Chase & Co., 5.34%, dated 01/31/2007, maturing 02/01/2007,
maturity value $20,002,967 (p)(p)(9)	20,000,000	20,000,000
Merrill Lynch & Co., Inc., 5.35%, dated 01/31/2007, maturing 02/01/2007,
maturity value $34,005,053 (p)(p)(10)	34,000,000	34,000,000
Nomura Securities International, Inc., 5.36%, dated 01/31/2007, maturing
02/01/2007, maturity value $25,003,722 (p)(p) (11)	25,000,000	25,000,000

		264,000,000

	Shares	Value

MUTUAL FUND SHARES 2.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.25% q (p)(p)	1,753,572	1,753,572
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	52,526,285	52,526,285

		54,279,857

Total Short Term Investments (cost $429,146,777)		429,146,777

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
Value

Total Investments (cost $2,471,975,343) 114.7%	$2,907,494,929
Other Assets and Liabilities (14.7%)	(373,723,057)

Net Assets 100.0%	$2,533,771,872

(p) All or a portion of this security is on loan.

* Non-income producing security

+ Security is deemed illiquid.

(p)(p) Represents investment of cash collateral received from securities on loan. q Rate shown is the 7-day annualized yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

^ Collateralized by:
    (1)    $3,905,000 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, FRN, 6.14%, 9/20/2046, value including accrued interest is $3,481,463; $1,132,000 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%, 9/20/2046, value including accrued interest is $1,076,255; $2,000,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-26, Class DB1, FRN, 7.49%, 11/25/2031, value including accrued interest is $734,443; $906,123 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $720,037; $1,099,500 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, FRN, 6.50%, 6/25/2036, value including accrued interest is $978,017; $1,245,500 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%, 4/25/2036, value including accrued interest is $970,864; $3,125,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, FRN, 5.65%, 1/19/2036, value including accrued interest is $1,743,311; $1,474,750 Merrill Lynch Mtge. Investors Trust, Ser. 2006-A3, Class 4A2, FRN, 6.25%, 5/25/2036, value including accrued interest is $1,403,321; $1,638,267 Residential Accredit Loans, Inc., Ser. 2006-Q01, Class 3A1, FRN, 5.59%, 2/25/2046, value including accrued interest is $1,405,896; $328,772 Residential Asset Securitization Trust, Ser. 2006-A8, Class 2A8, 6.50%, 8/25/2036, value including accrued interest is $331,570; $539,750 Structured Adjustable Rate Mtge. Loan Trust, Ser. 2006-10, Class 3A4, FRN, 6.53%, 11/25/2036, value including accrued interest is $543,840; $15,992,750 Taylor, Bean & Whitaker Mtge. Backed Pass-Through Cert., Ser. 2006-2, Class 2A1, 6.50%, 7/25/2036, value including accrued interest is $11,204,622; $1,125,000 Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR5, Class 4A1B, FRN, 5.60%, 7/25/2046, value including accrued interest is $906,362.

    (2)     $5,146,800 Bank of Ireland Capital Funding, FRN, 5.57%, 2/1/2016 144A, value including accrued interest is $5,153,877; $5,167,200 Hewlett-Packard Co., 5.50%, FRN, 5/22/2009, value including accrued interest is $5,230,903; $297,373 JPMorgan Chase & Co., 5.86%, FRN, 2/1/2027, value including accrued interest is $292,855; $4,760,400 Simon Property Group, Inc., 6.375%, 11/15/2007, value including accrued interest is $4,854,696; $3,078,806 Verizon Communications, Inc., 4.375%, 6/1/2013, value including accrued interest is $3,442,472; $5,569,200 Verizon Communications, Inc., 7.375%, 9/1/2012, value including accrued interest is $5,505,198.

    (3)    $450,000 ABSC Net Interest Mtge. Trust, Ser. 2005-HE6, Class A1, FRN, 5.05%, 8/27/2035, value including accrued interest is $449,098; $1,460,250 CDC Mtge. Capital Trust, Ser. 2004-HE2, Class M2, FRN, 6.52%, 7/25/2034, value including accrued interest is $1,466,165; $2,625,000 CMO Holdings Corp., Ser. 2004-1, Class A2, 5.50%, 11/25/2034, value including accrued interest is $694,837; $750,000 Countrywide Alternative Loan Trust, Ser. 2006-0A10, Class M5, 5.92%, 8/25/2046, value including accrued interest is $746,867; $500,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-9, Class 2M2, 7.25%, 3/25/2032, value including accrued interest is $499,048; $500,000 First NLC Trust, Ser. 2005-3, Class M2, 6.00%, FRN, 12/25/2035, value including accrued interest is $503,330; $605,500 Greenpoint Mtge. Funding Trust, Ser. 2006-AR3, Class B4, FRN, 5.99%, 4/25/2036, value including accrued interest is $615,833; $1,250,000 GS Mtge. Securities Corp., Ser. 2004-AHL, Class M2, FRN, 6.47%, 8/25/2034, value including accrued interest is $1,266,138; $1,679,750 Harborview Mtge. Loan Trust, Ser. 2006-CB1, Class 2B2, FRN, 6.20%, 3/25/2036, value including accrued interest is $1,686,988; $2,500,000 Home Equity Asset Trust, Ser. 2003-7, Class M3, FRN, 7.22%, 3/25/2034, value including accrued interest is $2,517,846; $466,000 HSI Asset Securitization Corp. Trust, Ser. 2005-NC1, Class M3, FRN, 5.96%, 7/25/2035, value including accrued interest is $468,065; $375,000 HSI Asset Securitization Corp. Trust, Ser. 2005-NC2, Class M4, FRN, 5.94%, 8/25/2035, value including accrued interest is $377,268; $730,000 Impac CMB Trust, Ser. 2004-6, Class M4, 6.47%, FRN, 10/25/2034, value including accrued interest is $208,836; $182,500 Impac CMB Trust, Ser. 2004-9, Class M2, FRN, 5.97%, 1/25/2035, value including accrued interest is $53,378; $136,250 Impac CMB Trust, Ser. 2004-9, Class M3, FRN, 6.02%, 1/25/2035, value including accrued interest is $39,919; $1,952,500 IndyMac INDX Mtge. Loan Trust, Ser. 2004-AR3, Class B2, FRN, 6.42%,

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

^ Collateralized by:
7/25/2034, value including accrued interest is $1,476,262; $794,250 IndyMac INDX Mtge. Loan Trust, Ser. 2005-AR25, Class B2, FRN, 5.73%, 12/25/2035, value including accrued interest is $765,273; $478,000 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR1, Class B2, FRN, 5.96%, 8/25/2036, value including accrued interest is $463,701; $688,000 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR2, Class M4, FRN, 6.07%, 04/25/2046, value including accrued interest is $693,740; $418,500 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR21, Class M5, FRN, 5.74%, 8/25/2036, value including accrued interest is $419,252; $723,000 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR23, Class B2, FRN, 6.14%, 9/25/2036, value including accrued interest is $733,230; $705,000 IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR4, Class M4, FRN, 6.02%, 5/25/2046, value including accrued interest is $712,287; $468,750 Lehman XS Trust, Ser. 2005-7N, Class M4I, FRN, 6.47%, 12/25/2035, value including accrued interest is $473,390; $1,291,250 Lehman XS Trust, Ser. 2005-8, Class 1M3, FRN, 6.02%, 12/25/2035, value including accrued interest is $1,303,564; $4,442,000 Lehman XS Trust, Ser. 2006-12N, Class M1, FRN, 5.71%, 8/25/2046, value including accrued interest is $4,462,189; $2,505,100 Residential Asset Securitization Trust, Ser. 2005-A15, Class B2, FRN, 5.86%, 2/25/2036, value including accrued interest is $2,404,663.

    (4)    $493,091 Countrywide Alternative Loan Trust, Ser. 2005-IM1, Class A3, FRN, 5.76%, 1/25/2036, value including accrued interest is $357,324; $14,669,100 GMAC Mtge. Corp. Loan Trust, Ser. 2004-AR1, Class 24A, FRN, 5.08%, 6/25/2034, value including accrued interest is $7,914,796; $7,731,644 Impac Secured Assets Corp., Ser. 2006-1, Class 1A2A, FRN, 5.42%, 5/25/2036, value including accrued interest is $4,587,631; $2,496,948 JPMorgan Mtge. Acquisition Corp., Ser. 2006-HE2, Class A5, FRN, 5.58%, 7/25/2036, value including accrued interest is $2,501,809; $2,248,710 Merrill Lynch Credit Corp. Mtge. Investors, Inc., Ser. 2006-2, Class 3A, FRN, 5.58%, 5/25/2036, value including accrued interest is $2,129,041; $8,027,500 New York Mtge. Trust, Ser. 2006-1, Class 3A1, FRN, 5.86%, 5/25/2036, value including accrued interest is $8,009,399.

    (5)    $2,031,375 Connecticut Light & Power Co., 7.875%, 10/1/2024, value including accrued interest is $2,446,751; $1,505,000 Genworth Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $1,514,020; $8,196,000 Kraft Foods, Inc., 4.125%, 11/12/2009, value including accrued interest is $8,000,341; $5,221,250 Motorola, Inc., 4.61%, 11/16/2007, value including accrued interest is $5,183,657; $1,661,250 Motorola, Inc., 6.50%, 9/1/2025, value including accrued interest is $1,664,157; $3,330,000 Motorola, Inc., 8.00%, 11/1/2011, value including accrued interest is $3,709,779; $1,250,000 Transocean, Inc., 7.375%, 4/15/2018, value including accrued interest is $1,370,413; $1,595,000 Wisconsin Energy Corp., 5.50%, 12/1/2008, value including accrued interest is $1,611,546.

    (6)    $6,925,000 American Express Centurion Bank, FRN, 5.41%, 7/19/2007, value including accrued interest is $6,932,618; $5,000,000 American Express Centurion Bank, FRN, 5.41%, 9/14/2007, value including accrued interest is $5,008,162; $240,354 Atrium CDO Corp., Ser. 4A, Class B, FRN, 6.10%, 6/8/2019, value including accrued interest is $242,526; $2,865,487 Barramundi CDO, Ltd., Ser. 2006-1A, Class C, FRN, 6.47%, 12/11/2051, value including accrued interest is $2,865,487; $5,535,000 Landsbanki Islands HF, FRN, 6.07%, 8/25/2009, value including accrued interest is $5,573,358; $5,000,000 Xlliac Global Funding, 4.80%, 8/10/2010, value including accrued interest is $4,877,850.

    (7)    $5,500,000 Lightpoint CLO, Ltd., Ser. 2004-1A, Class X, 5.25%, 2/15/2014, value including accrued interest is $3,741,414; $1,313,750 Long Hill, Ltd., Ser. 2006-1A, Class A2, FRN, 6.01%, 10/7/2045, value including accrued interest is $1,327,769; $3,625,000 Manasquan CDO, Ltd., Ser. 2005-1A, Class A2L, FRN, 6.11%, 12/30/2045, value including accrued interest is $3,628,941; $5,000,000 Marathon Financing BV, Ser. 2006-1A, Class C1, FRN, 6.49%, 10/5/2026, value including accrued interest is $5,013,803; $2,425,250 Merrill Lynch Mtge. Investors Trust, Ser. 2005-SL2, Class M1, FRN, 5.92%, 12/25/2035, value including accrued interest is $2,429,195; $5,000,000 New Century Home Equity Loan Trust, Ser. 2004-3, Class M2, FRN, 5.97%, 11/25/2034, value including accrued interest is $5,031,213; $1,500,000 Nob Hill CLO, Ltd., Ser. 2006-1A, Class B, FRN, 5.86, 8/15/2018, value including accrued interest is $1,518,666; $2,790,000 Park Place Securities, Inc., Ser. 2004-WWF1, Class M1, 5.95%, 1/25/2034, value including accrued interest is $2,809,445.

    (8)    $4,003,211 ASIF Global Financing, 3.90%, 10/22/2008, value including accrued interest is $3,950,996; $11,711,250 FNMA, 4.50%, 8/1/2035, value including accrued interest is $10,070,218; $13,487,356 FNMA, 4.50%, 9/1/2035, value including accrued interest is $11,479,640.

    (9)    $20,416,000 UBS Finance, Inc., Discount Note, 0.00%, 2/5/2007, value is $20,401,171.

    (10)    $1,700,000 Dresdner Funding Trust, 8.15%, 6/30/2031, value including accrued interest is $2,026,145; $3,329,280 Genworth Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $3,349,234; $5,100,000 Johnson Controls, Inc., 5.50%, 1/15/2016, value including accrued interest is $4,952,437; $6,120,000 Reed Elsevier Capital, FRN, 5.69%, 6/15/2010, value including accrued interest is $6,132,668; $3,400,000 Schering-Plough Corp., 6.50%, 12/1/2033, value including accrued interest is $3,649,671; $8,075,000 Textron Financial Corp., FRN, 5.46%, 9/29/2009, value including accrued interest is $8,116,245; $6,725,200 United Utilities, 5.375%, 2/1/2019, value including accrued interest is $6,453,675.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

^ Collateralized by:

    (11)    $3,905,000 Banc of America Funding Corp., Ser. 2006-H, Class 2A4, FRN, 6.14%, 9/20/2046, value including accrued interest is $3,481,463; $1,132,000 Banc of America Funding Corp., Ser. 2006-H, Class 3A4, 6.24%, 9/20/2046, value including accrued interest is $1,076,255; $2,000,000 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2001-26, Class DB1, FRN, 7.49%, 11/25/2031, value including accrued interest is $734,443; $906,123 Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-11, Class 7A2, 6.00%, 12/25/2035, value including accrued interest is $720,037; $1,099,500 GSR Mtge. Loan Trust, Ser. 2006-5F, Class 3A2, FRN, 6.50%, 6/25/2036, value including accrued interest is $978,017; $1,245,500 GSR Mtge. Loan Trust, Ser. 2006-AR2, Class 2A2, 5.47%, 4/25/2036, value including accrued interest is $970,864; $3,125,000 Harborview Mtge. Loan Trust, Ser. 2005-16, Class 2A1B, FRN, 5.65%, 1/19/2036, value including accrued interest is $1,743,311; $1,474,750 Merrill Lynch Mtge. Investors Trust, Ser. 2006-A3, Class 4A2, FRN, 6.25%, 5/25/2036, value including accrued interest is $1,403,321; $1,638,267 Residential Accredit Loans, Inc., Ser. 2006-Q01, Class 3A1, FRN, 5.59%, 2/25/2046, value including accrued interest is $1,405,896; $328,772 Residential Asset Securitization Trust, Ser. 2006-A8, Class 2A8, 6.50%, 8/25/2036, value including accrued interest is $331,570; $539,750 Structured Adjustable Rate Mtge. Loan Trust, Ser. 2006-10, Class 3A4, FRN, 6.53%, 11/25/2036, value including accrued interest is $543,840; $15,992,750 Taylor, Bean & Whitaker Mtge. Backed Pass Through Cert., Ser. 2006-2, Class 2A1, 6.50%, 7/25/2036, value including accrued interest is $11,204,622; $1,125,000 Washington Mutual Mtge. Pass-Through Cert., Ser. 2006-AR5, Class 4A1B, FRN, 5.60%, 7/25/2046, value including accrued interest is $906,362.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by sector as of January 31, 2007:

Financials	21.5%
Industrials	20.2%
Consumer Discretionary	17.5%
Information Technology	10.7%
Materials	10.0%
Energy	7.1%
Consumer Staples	3.9%
Utilities	3.5%
Health Care	3.2%
Telecommunication Services	2.0%
Other	0.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $2,155,449,058) including $366,244,879 of securities
loaned	$2,590,968,644
Investments in repurchase agreements, at value (cost $264,000,000)	264,000,000
Investments in affiliated money market fund, at value (cost $52,526,285)	52,526,285

Total investments	2,907,494,929
Receivable for securities sold	15,207,175
Receivable for Fund shares sold	4,821,735
Dividends receivable	1,263,540
Receivable for securities lending income	400,139
Segregated cash	20,641
Prepaid expenses and other assets	27,507

Total assets	2,929,235,666

Liabilities
Payable for securities purchased	15,600,528
Payable for Fund shares redeemed	2,886,257
Payable for securities on loan	376,641,133
Advisory fee payable	53,805
Distribution Plan expenses payable	16,311
Due to other related parties	28,147
Accrued expenses and other liabilities	237,613

Total liabilities	395,463,794

Net assets	$2,533,771,872

Net assets represented by
Paid-in capital	$2,000,104,088
Overdistributed net investment income	(1,534,231)
Accumulated net realized gains on investments	99,682,429
Net unrealized gains on investments	435,519,586

Total net assets	$2,533,771,872

Net assets consists of
Class A	$1,035,675,328
Class B	186,273,389
Class C	146,934,874
Class I	1,157,206,112
Class R	7,682,169

Total net assets	$2,533,771,872

Shares outstanding (unlimited number of shares authorized)
Class A	37,370,042
Class B	6,970,609
Class C	5,485,782
Class I	41,488,088
Class R	279,147

Net asset value per share
Class A	$27.71
Class A — Offering price (based on sales charge of 5.75%)	$29.40
Class B	$26.72
Class C	$26.78
Class I	$27.89
Class R	$27.52

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2007 (unaudited)

Investment income
Dividends	$19,238,191
Income from affiliate	2,785,981
Securities lending	1,198,476

Total investment income	23,222,648

Expenses
Advisory fee	9,587,107
Distribution Plan expenses
Class A	1,241,196
Class B	930,546
Class C	723,463
Class R	18,579
Administrative services fee	1,225,470
Transfer agent fees	1,848,442
Trustees’ fees and expenses	17,462
Printing and postage expenses	179,921
Custodian and accounting fees	328,564
Registration and filing fees	101,258
Professional fees	32,989
Other	27,289

Total expenses	16,262,286
Less: Expense reductions	(24,552)
Fee waivers	(282,259)

Net expenses	15,955,475

Net investment income	7,267,173

Net realized and unrealized gains or losses on investments
Net realized gains on investments	204,978,757
Net change in unrealized gains or losses on investments	133,307,431

Net realized and unrealized gains or losses on investments	338,286,188

Net increase in net assets resulting from operations	$345,553,361

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007		Year Ended
	(unaudited)		July 31, 2006

Operations
Net investment income		$7,267,173		$8,754,761
Net realized gains on investments		204,978,757		484,521,284
Net change in unrealized gains or
losses on investments		133,307,431		(285,712,602)

Net increase in net assets resulting
from operations		345,553,361		207,563,443

Distributions to shareholders from
Net investment income
Class A		(3,751,859)		(9,158,487)
Class I		(7,251,818)		(10,232,163)
Class R		(12,022)		(39,717)
Net realized gains
Class A		(157,437,138)		(130,201,950)
Class B		(30,313,852)		(22,144,978)
Class C		(23,657,402)		(16,282,717)
Class I		(179,101,506)		(115,084,960)
Class R		(1,161,420)		(717,544)

Total distributions to shareholders		(402,687,017)		(303,862,516)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,318,039	94,622,919	9,024,534	258,876,334
Class B	105,489	2,857,781	220,324	6,111,562
Class C	195,224	5,211,852	312,713	8,548,672
Class I	4,112,477	118,224,290	7,539,362	218,196,629
Class R	30,371	845,858	99,558	2,854,442

		221,762,700		494,587,639

Net asset value of shares issued in
reinvestment of distributions
Class A	5,632,198	152,123,386	5,087,197	133,711,952
Class B	1,065,022	27,669,283	786,794	19,976,689
Class C	725,716	18,897,581	503,560	12,810,559
Class I	5,090,146	138,668,076	3,259,158	86,261,792
Class R	36,423	975,195	24,343	635,482

		338,333,521		253,396,474

Automatic conversion of Class B
shares to Class A shares
Class A	115,385	3,317,087	471,815	13,688,204
Class B	(119,348)	(3,317,087)	(485,257)	(13,688,204)

		0		0

Payment for shares redeemed
Class A	(4,037,520)	(115,371,098)	(20,927,732)	(609,103,437)
Class B	(569,505)	(15,776,409)	(1,268,090)	(35,471,572)
Class C	(401,389)	(11,101,783)	(1,028,758)	(28,750,908)
Class I	(5,037,860)	(146,078,520)	(8,875,370)	(256,422,240)
Class R	(34,133)	(987,132)	(75,783)	(2,143,365)

		(289,314,942)		(931,891,522)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2007	Year Ended
	(unaudited)	July 31, 2006

Capital share transactions
continued
Net increase (decrease) in net assets
resulting from capital share
transactions	$270,781,279	$(183,907,409)

Total increase (decrease) in net assets	213,647,623	(280,206,482)
Net assets
Beginning of period	2,320,124,249	2,600,330,731

End of period	$2,533,771,872	$2,320,124,249

Undistributed (overdistributed) net
investment income	$(1,534,231)	$2,214,295

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Values Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Currently, shares of the Fund are only available for purchase by existing shareholders, including qualified retirement plans and their successor plans. In addition, members of the Fund’s portfolio management team may open new accounts.

The Fund offers Class A, Class B, Class C, Class R and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as average daily net assets of the fund and its VA counterpart increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2007, EIMC voluntarily waived its advisory fee in the amount of $282,259.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2007, the Fund paid brokerage commissions of $197,512 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2007, EIS received $11,279 from the sale of Class A shares and $138,664 and $2,139 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $592,292,763 and $654,879,699, respectively, for the six months ended January 31, 2007.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended January 31, 2007, the Fund loaned securities to certain brokers. At January 31, 2007, the value of securities on loan and the total value of collateral amounted to $366,244,879 and $376,641,133 (including $20,641 of segregated cash), respectively.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $2,475,018,687. The gross unrealized appreciation and depreciation on securities based on tax cost was $474,793,379 and $42,317,137, respectively, with a net unrealized appreciation of $432,476,242.

6. REDEMPTION IN-KIND TRANSACTION

Effective at the close of business on May 26, 2006, the Fund satisfied a redemption request by means of an in-kind transaction. In the transaction, a shareholder redeemed 12,601,928 shares of the Fund and received securities valued at $362,002,238 and $10,510,753 in cash. The redemption was effected at the shareholder’s proportionate share of the Fund’s net assets. The value and number of Class A shares redeemed are reflected under the capital share transactions as payment of shares redeemed on the Statement of Changes in Net Assets for the year ended July 31, 2006. The net realized gains on the redemption in-kind amounted to $83,940,018 which is not realized for tax purposes by the Fund.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2007, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the six months ended January 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2006, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Special Values Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2005. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2005.

In spring 2006, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Lipper. In certain instances, the Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding brokerage practices of the funds, information regarding closed-end fund discounts to net asset value, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met in person with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the funds pay investment advisory fees, the total expense ratios of the funds, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Lipper showed the fees paid by each fund and each fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the funds in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

Where EIMC or its affiliates provide to other clients advisory services that are comparable to the advisory services provided to a fund, the Trustees considered information regarding the rates at which those other clients pay advisory fees. Fees charged by EIMC to those other clients were generally lower than those charged to the funds. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds greatly exceed those required

ADDITIONAL INFORMATION (unaudited) continued

to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of other accounts managed by EIMC and its affiliates.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC and noted that the funds’ transfer agent had received Dalbar’s Mutual Fund Service Award for services provided to shareholders and Dalbar’s Financial Intermediary Service Quality Evaluation Award for services to broker-dealer representatives on a post-sale support basis. They reviewed information presented to them showing generally that the transfer agency fees charged to the funds were generally consistent with industry norms, and that transfer agency fees for a number of the funds had recently declined, or were expected to in the near future.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds (other than the closed-end funds) and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for each fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of each fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. They noted that recent enhancements to those functions appeared generally appropriate, but

ADDITIONAL INFORMATION (unaudited) continued

considered that the enhancement process is an on-going one and that they would continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s advisory fees and/or its total expense ratio were higher than many or most other mutual funds in the same Lipper peer group. However, in each case, the Trustees determined that the level of fees was not such as to prevent the continuation of the advisory agreement.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

562796 rv4 3/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 30, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 30, 2007